UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61791-0001
(Address of principal executive offices)	(Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.10%)
Consumer Discretionary (15.67%)
Advance Auto Parts Inc.	2,165	$282,099
AMC Networks Inc. Class A (a)	7,100	414,782
Best Buy Co. Inc.	7,900	265,361
Chipotle Mexican Grill Inc. (a)	500	333,295
Comcast Corp. Class A	17,400	935,772
Delphi Automotive PLC	3,400	208,556
DIRECTV (a)	3,900	337,428
Ford Motor Co.	17,900	264,741
Goodyear Tire & Rubber Co., The	23,900	539,782
Harman International Industries Inc.	2,800	274,512
Home Depot Inc., The	6,800	623,832
Lear Corp.	3,500	302,435
Macy’s Inc.	5,400	314,172
Marriott International Inc. Class A	4,700	328,530
Polaris Industries Inc.	2,400	359,496
Priceline Group Inc., The (a)	300	347,574
Starbucks Corp.	3,400	256,564
Target Corp.	14,200	890,056
Time Warner Inc.	10,900	819,789
Twenty-First Century Fox Inc. Class A	9,300	318,897
Under Armour Inc. Class A (a)	5,800	400,780
Viacom Inc. Class B	6,200	477,028

		9,295,481

Consumer Staples (8.00%)
Colgate-Palmolive Co.	8,200	534,804
Constellation Brands Inc. Class A (a)	3,700	322,492
Costco Wholesale Corp.	2,500	313,300
General Mills Inc.	7,700	388,465
Herbalife Ltd.	3,900	170,625
Hershey Co., The	2,800	267,204
JM Smucker Co., The	2,700	267,273
Keurig Green Mountain Inc.	2,600	338,338
Kroger Co., The	6,500	338,000
McCormick & Company Inc.	7,600	508,440
Nu Skin Enterprises Inc. Class A	2,300	103,569
PepsiCo Inc.	9,500	884,355
Walgreen Co.	5,200	308,204

		4,745,069

Energy (6.82%)
Baker Hughes Inc.	4,100	266,746
Chevron Corp.	4,200	501,144
EOG Resources Inc.	5,400	534,708
EQT Corp.	2,900	265,466
Exxon Mobil Corp.	5,700	536,085
Marathon Petroleum Corp.	3,300	279,411
Noble Energy Inc.	4,700	321,292
Occidental Petroleum Corp.	5,600	538,440
ONEOK Inc.	4,700	308,085
Southwestern Energy Co. (a)	6,500	227,175
Valero Energy Corp.	5,800	268,366

		4,046,918

	Shares	Value
Common Stocks (Cont.)
Financials (12.64%)
American International Group Inc.	10,700	$578,014
Arch Capital Group Ltd. (a)	4,900	268,128
Bank of America Corp.	47,300	806,465
Capital One Financial Corp.	10,300	840,686
CIT Group Inc.	9,600	441,216
Discover Financial Services	7,000	450,730
Federal Realty Investment Trust	2,600	307,996
Hartford Financial Services Group Inc., The	15,300	569,925
Invesco Ltd.	15,000	592,200
JPMorgan Chase & Co.	14,500	873,480
McGraw Hill Financial Inc.	3,900	329,355
MetLife Inc.	5,500	295,460
Prudential Financial Inc.	2,900	255,026
Wells Fargo & Co.	17,200	892,164

		7,500,845

Health Care (11.28%)
Abbott Laboratories	13,500	561,465
Actavis PLC (a)	1,500	361,920
Alexion Pharmaceuticals Inc. (a)	1,900	315,058
Alkermes PLC (a)	7,200	308,664
Becton, Dickinson and Co.	4,700	534,907
Cigna Corp.	6,000	544,140
Cooper Companies Inc., The	2,200	342,650
DaVita HealthCare Partners Inc. (a)	4,400	321,816
Express Scripts Holding Co. (a)	7,400	522,662
HCA Holdings Inc. (a)	8,800	620,576
Illumina Inc. (a)	2,900	475,368
Incyte Corp. (a)	6,100	299,205
Johnson & Johnson	5,500	586,245
Regeneron Pharmaceuticals Inc. (a)	1,800	648,936
Waters Corp. (a)	2,500	247,800

		6,691,412

Industrials (15.59%)
Avis Budget Group Inc. (a)	5,300	290,917
Boeing Co., The	4,600	585,948
Cintas Corp.	5,100	360,009
Danaher Corp.	3,800	288,724
Delta Air Lines Inc.	14,700	531,405
FedEx Corp.	2,800	452,060
Honeywell International Inc.	11,900	1,108,128
Lockheed Martin Corp.	1,900	347,282
MSC Industrial Direct Co. Inc. Class A	5,900	504,214
Raytheon Co.	5,900	599,558
Snap-on Inc.	2,700	326,916
Southwest Airlines Co.	21,000	709,170
Union Pacific Corp.	10,200	1,105,884
United Continental Holdings Inc. (a)	13,100	612,949
United Rentals Inc. (a)	3,700	411,070
United Technologies Corp.	5,300	559,680

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
WESCO International Inc. (a)	5,800	$453,908

		9,247,822

Information Technology (22.13%)
Accenture PLC Class A	3,800	309,016
Amdocs Ltd.	17,900	821,252
Amphenol Corp. Class A	2,900	289,594
Apple Inc.	15,500	1,561,625
ARRIS Group Inc. (a)	18,600	527,403
Automatic Data Processing Inc.	3,500	290,780
Cognizant Technology Solutions Corp. Class A (a)	6,200	277,574
Computer Sciences Corp.	5,300	324,095
eBay Inc. (a)	9,800	554,974
Electronic Arts Inc. (a)	10,600	377,466
F5 Networks Inc. (a)	2,600	308,724
Fiserv Inc. (a)	5,200	336,102
Freescale Semiconductor Ltd. (a)	15,100	294,903
Google Inc. Class A (a)	250	147,103
Google Inc. Class C (a)	250	144,340
Hewlett-Packard Co.	9,900	351,153
IAC/InterActiveCorp	4,700	309,730
Intel Corp.	9,300	323,826
International Business Machines Corp.	1,900	360,677
Intuit Inc.	4,000	350,600
Juniper Networks Inc.	14,000	310,100
LinkedIn Corp. Class A (a)	1,700	353,243
Microchip Technology Inc.	6,500	306,995
Micron Technology Inc. (a)	19,100	654,366
Microsoft Corp.	9,300	431,148
Oracle Corp.	7,300	279,444
Paychex Inc.	6,900	304,980
QUALCOMM Inc.	11,100	829,947
Skyworks Solutions Inc.	18,900	1,097,145
Visa Inc. Class A	1,400	298,718

		13,127,023

Materials (2.08%)
Dow Chemical Co., The	6,100	319,884
LyondellBasell Industries NV Class A	3,100	336,846
Packaging Corporation of America	4,200	268,044
Praxair Inc.	2,400	309,600

		1,234,374

Telecommunication Services (2.50%)
Level 3 Communications Inc. (a)	13,500	617,355
Verizon Communications Inc.	17,300	864,827

		1,482,182

	Shares	Value
Common Stocks (Cont.)
Utilities (1.39%)
Exelon Corp.	8,000	$272,720
NextEra Energy Inc.	5,900	553,892

		826,612

Total Common Stocks
(cost $47,258,768)		58,197,738

Short-term Investments (1.97%)
JPMorgan U.S. Government Money Market Fund	1,168,543	1,168,543

Total Short-term Investments
(cost $1,168,543)		1,168,543

TOTAL INVESTMENTS (100.07%)
(cost $48,427,311)		59,366,281
LIABILITIES, NET OF OTHER ASSETS (-0.07%)		(40,100)

NET ASSETS (100.00%)		$59,326,181

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (99.03%)
Consumer Discretionary (11.50%)
BorgWarner Inc.	3,720	$195,709
Brown Shoe Company Inc.	14,300	387,959
Carter’s Inc.	3,580	277,522
Cumulus Media Inc. Class A (a)	54,100	218,023
Dillard’s Inc. Class A	1,760	191,805
Foot Locker Inc.	9,180	510,867
Harman International Industries Inc.	5,270	516,671
hhgregg Inc. (a)	17,100	107,901
HomeAway Inc. (a)	6,550	232,525
Kate Spade & Co. (a)	7,780	204,069
Lennar Corp. Class A	10,820	420,141
Lions Gate Entertainment Corp.	4,990	164,520
Live Nation Entertainment Inc. (a)	7,810	187,596
LKQ Corp. (a)	12,790	340,086
Marriott International Inc. Class A	4,240	296,376
Men’s Wearhouse Inc., The	2,910	137,410
Mohawk Industries Inc. (a)	4,180	563,548
Outerwall Inc. (a)	5,300	297,330
Signet Jewelers Ltd.	2,400	273,384
Skechers U.S.A. Inc. Class A (a)	6,900	367,839
Tractor Supply Co.	4,790	294,633
TripAdvisor Inc. (a)	2,590	236,778
Ulta Salon, Cosmetics & Fragrance Inc. (a)	3,220	380,507
Zulily Inc. Class A (a)	4,010	151,939

		6,955,138

Consumer Staples (5.62%)
Andersons Inc., The	7,050	443,305
Chiquita Brands International Inc. (a)	24,400	346,480
Constellation Brands Inc. Class A (a)	1,800	156,888
Fresh Del Monte Produce Inc.	8,800	280,720
Hain Celestial Group Inc., The (a)	3,030	310,120
Harbinger Group Inc. (a)	28,800	377,856
Kroger Co., The	8,080	420,160
Pantry Inc., The (a)	14,900	301,427
SpartanNash Co.	12,100	235,345
Tyson Foods Inc. Class A	13,390	527,164

		3,399,465

Energy (8.24%)
Alon USA Energy Inc.	20,100	288,636
Cimarex Energy Co.	1,200	151,836
Devon Energy Corp.	3,680	250,902
Energy XXI (Bermuda) Ltd.	12,400	140,740
Green Plains Inc.	19,200	717,888
Matrix Service Co. (a)	300	7,236
Nabors Industries Ltd.	20,330	462,711
Oasis Petroleum Inc. (a)	4,090	171,003
Pacific Ethanol Inc. (a)	13,900	194,044
Pioneer Energy Services Corp. (a)	36,400	510,328
Renewable Energy Group Inc. (a)	30,600	310,590
REX American Resources Corp. (a)	5,900	429,992
Stone Energy Corp. (a)	11,400	357,504
W&T Offshore Inc.	18,100	199,100
Weatherford International PLC (a)	8,970	186,576

	Shares	Value
Common Stocks (Cont.)
Energy (cont.)
Whiting Petroleum Corp. (a)	7,820	$606,441

		4,985,527

Financials (27.75%)
Affiliated Managers Group Inc. (a)	2,380	476,856
Ameriprise Financial Inc.	1,650	203,577
Calamos Asset Management Inc. Class A	21,300	240,051
Capitol Federal Financial Inc.	25,400	300,228
Cash America International Inc.	9,600	420,480
Cathay General Bancorp	13,100	325,273
CBRE Group Inc. Class A (a)	7,260	215,912
CNO Financial Group Inc.	20,500	347,680
Community Bank System Inc.	9,300	312,387
Corporate Office Properties Trust	20,500	527,260
CubeSmart	15,720	282,646
E*TRADE Financial Corp. (a)	7,110	160,615
East West Bancorp Inc.	11,240	382,160
Education Realty Trust Inc.	29,800	306,344
EPR Properties	5,900	299,012
Essex Property Trust Inc.	1,330	237,738
EverBank Financial Corp.	19,100	337,306
FBL Financial Group Inc. Class A	7,400	330,780
FelCor Lodging Trust Inc.	30,400	284,544
First American Financial Corp.	11,300	306,456
First Interstate BancSystem Inc.	9,400	249,758
Flagstar Bancorp Inc. (a)	18,500	311,355
Government Properties Income Trust	12,800	280,448
Home Loan Servicing Solutions Ltd.	15,500	328,445
Horace Mann Educators Corp.	10,600	302,206
Hudson Pacific Properties Inc.	12,100	298,386
International Bancshares Corp.	12,000	295,980
Invesco Ltd.	7,440	293,731
Jones Lang LaSalle Inc.	2,610	329,747
Lazard Ltd. Class A	7,920	401,544
Maiden Holdings Ltd.	28,700	317,996
Nelnet Inc. Class A	7,600	327,484
Northwest Bancshares Inc.	23,300	281,930
Ocwen Financial Corp. (a)	5,930	155,247
OFG Bancorp	15,400	230,692
OneBeacon Insurance Group Ltd. Class A	20,200	311,282
PHH Corp. (a)	14,800	330,928
Pinnacle Financial Partners Inc.	9,400	339,340
Platinum Underwriters Holdings Ltd.	5,600	340,872
PrivateBancorp Inc.	18,920	565,897
Raymond James Financial Inc.	4,670	250,219
RLI Corp.	6,000	259,740
SEI Investments Co.	6,360	229,978
Signature Bank (a)	4,220	472,893
Strategic Hotels & Resorts Inc. (a)	23,150	269,698
SunTrust Banks Inc.	11,420	434,303
Symetra Financial Corp.	16,200	377,946
UMB Financial Corp.	4,900	267,295
United Bankshares Inc.	10,400	321,672

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
United Community Banks Inc.	19,100	$314,386
United Financial Bancorp Inc.	9,000	114,210
Webster Financial Corp.	10,000	291,400
Westamerica Bancorporation	5,800	269,816
Wintrust Financial Corp.	7,200	321,624

		16,785,753

Health Care (10.37%)
Addus HomeCare Corp. (a)	12,400	243,039
Akorn Inc. (a)	2,570	93,214
Alkermes PLC	7,480	320,668
Alliance HealthCare Services Inc. (a)	10,600	239,666
Cooper Companies Inc., The	3,460	538,895
Endo International PLC (a)	5,720	390,905
Envision Healthcare Holdings (a)	10,800	374,544
Greatbatch Inc. (a)	6,900	294,009
Illumina Inc. (a)	1,030	168,838
Incyte Corp. (a)	4,770	233,968
Jazz Pharmaceuticals PLC (a)	2,330	374,105
Kindred Healthcare Inc.	24,500	475,300
Magellan Health Inc. (a)	6,800	372,164
Medivation Inc. (a)	3,950	390,536
MEDNAX Inc. (a)	4,240	232,437
PDL BioPharma Inc.	30,900	230,823
Perrigo Co. PLC	3,280	492,623
Salix Pharmaceuticals Ltd. (a)	1,640	256,234
Select Medical Holdings Corp.	9,600	115,488
Universal Health Services Inc. Class B	2,490	260,205
Zoetis Inc.	4,720	174,404

		6,272,065

Industrials (14.55%)
Acco Brands Corp. (a)	48,900	337,409
Air Lease Corp.	6,250	203,125
American Airlines Group Inc.	8,440	299,451
B/E Aerospace Inc. (a)	7,740	649,696
Curtiss-Wright Corp.	4,800	316,416
Engility Holdings Inc. (a)	8,100	252,477
Fortune Brands Home & Security Inc.	13,900	571,429
Greenbrier Companies Inc., The	4,000	293,520
Hawaiian Holdings Inc. (a)	38,100	512,445
Ingersoll-Rand PLC	6,530	368,031
ITT Corp.	5,190	233,239
JetBlue Airways Corp. (a)	25,500	270,810
Kansas City Southern	1,970	238,764
Kirby Corp. (a)	3,220	379,477
Lydall Inc. (a)	11,600	313,316
Matthews International Corp. Class A	9,000	395,010
Meritor Inc. (a)	25,000	271,250
Quanta Services Inc. (a)	12,950	469,956
Republic Airways Holdings Inc. (a)	33,100	367,741
Southwest Airlines Co.	7,620	257,327
Titan International Inc.	18,500	218,670
United Rentals Inc. (a)	6,690	743,259
Wabtec Corp.	3,770	305,521
Waste Connections Inc.	4,760	230,955

	Shares	Value
Common Stocks (Cont.)
Industrials (cont.)
Werner Enterprises Inc.	12,100	$304,920

		8,804,214

Information Technology (14.07%)
Amkor Technology Inc. (a)	53,500	449,936
Amphenol Corp. Class A	3,040	303,574
Avago Technologies Ltd.	5,850	508,950
Cadence Design Systems Inc. (a)	13,520	232,679
CoStar Group Inc. (a)	1,500	233,310
EarthLink Holdings Corp.	45,200	154,584
Euronet Worldwide Inc. (a)	5,110	244,207
FleetCor Technologies Inc. (a)	1,840	261,501
Fortinet Inc. (a)	10,190	257,450
Gartner Inc. (a)	2,490	182,940
Insight Enterprises Inc. (a)	10,500	237,615
Lam Research Corp.	3,590	268,173
Mentor Graphics Corp.	13,900	284,881
NetSuite Inc. (a)	3,630	325,030
NXP Semiconductors NV (a)	9,750	667,192
Palo Alto Networks Inc. (a)	3,100	304,110
Sanmina Corp. (a)	20,400	425,544
ScanSource Inc. (a)	8,300	287,097
ServiceNow Inc. (a)	2,490	146,362
ShoreTel Inc. (a)	38,700	257,355
SunPower Corp. (a)	5,420	183,630
Sykes Enterprises Inc. (a)	16,400	327,672
Synaptics Inc. (a)	2,920	213,744
Take-Two Interactive Software Inc. (a)	15,400	355,278
Trimble Navigation Ltd. (a)	5,090	155,245
TTM Technologies Inc. (a)	37,800	257,418
Unisys Corp. (a)	14,100	330,081
Vantiv Inc. Class A (a)	4,180	129,162
WEX Inc. (a)	710	78,327
Xilinx Inc.	4,690	198,622
Yelp Inc. (a)	3,680	251,160

		8,512,829

Materials (3.76%)
Alcoa Inc.	18,030	290,103
Century Aluminum Co. (a)	13,100	340,207
Eagle Materials Inc.	5,180	527,479
Ecolab Inc.	2,510	288,223
Kaiser Aluminum Corp.	5,000	381,100
Noranda Aluminum Holding Corp.	36,500	164,980
Steel Dynamics Inc.	12,470	281,947

		2,274,039

Telecommunication Services (0.90%)
Cincinnati Bell Inc. (a)	82,100	276,677
FairPoint Communications Inc. (a)	17,700	268,509

		545,186

Utilities (2.27%)
American Water Works Company Inc.	8,090	390,181
Black Hills Corp.	6,100	292,068

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (cont.)
California Water Service Group	6,700	$150,348
DTE Energy Co.	3,180	241,934
New Jersey Resources Corp.	5,900	298,009

		1,372,540

Total Common Stocks
(cost $55,142,940)		59,906,756

Short-term Investments (1.25%)
JPMorgan U.S. Government Money Market Fund	757,913	757,913

Total Short-term Investments
(cost $757,913)		757,913

TOTAL INVESTMENTS (100.28%)
(cost $55,900,853)		60,664,669
LIABILITIES, NET OF OTHER ASSETS (-0.28%)		(167,216)

NET ASSETS (100.00%)		$60,497,453

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (a) (96.61%)
Austria (0.40%)
Erste Group Bank AG	7,958	$181,701

Belgium (2.92%)
Anheuser-Busch InBev NV	5,412	600,179
UCB SA	7,932	718,743

		1,318,922

Brazil (0.84%)
Cielo SA	23,100	377,490

Canada (4.13%)
Barrick Gold Corp.	5,347	78,387
Canadian Pacific Railway Ltd.	5,722	1,187,522
Dollarama Inc.	5,542	470,101
Potash Corporation of Saskatchewan Inc.	3,710	128,218

		1,864,228

China (4.83%)
Alibaba Group Holding Ltd. Sponsored ADR (b)	9,330	828,970
Baidu Inc. Sponsored ADR (b)	3,238	706,629
Ctrip.com International Ltd. ADR (b)	7,473	424,167
Vipshop Holdings Ltd. ADR (b)	1,148	216,983

		2,176,749

Denmark (1.27%)
Novo Nordisk A/S Class B	12,020	572,294

France (11.50%)
Accor SA	4,290	189,996
Air Liquide SA	1,247	152,035
AXA SA	25,017	616,233
Compagnie de Saint-Gobain	4,920	224,802
Danone	4,680	313,400
Essilor International SA	3,995	438,122
JC Decaux SA	6,016	189,735
Legrand SA	4,389	228,068
L’Oreal SA	1,988	315,286
LVMH Moet Hennessy Louis Vuitton SA	1,502	243,901
Pernod Ricard SA	3,699	418,656
Safran SA	14,156	917,786
Schneider Electric SE (Paris)	7,637	585,929
Unibail-Rodamco SE (Amsterdam)	1,271	326,847
Unibail-Rodamco SE (Paris)	87	22,384

		5,183,180

Germany (8.60%)
Allianz SE Reg.	2,721	439,256
Bayerische Motoren Werke (BMW) AG	5,702	609,397
Daimler AG Registered Shares	3,609	275,608
Fresenius Medical Care AG & Co. KGaA	2,190	152,545
Fresenius SE & Co. KGaA	3,996	197,278

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Infineon Technologies AG	62,008	$638,244
Linde AG	2,296	439,476
SAP SE	7,130	514,570
Wirecard AG	12,979	477,324
Zalando SE (b)	4,989	135,479

		3,879,177

Hong Kong (3.32%)
Cheung Kong Holdings Ltd.	14,000	230,119
Hang Lung Properties Ltd.	25,000	70,899
MGM China Holdings Ltd.	199,200	571,451
Tencent Holdings Ltd.	42,000	623,938

		1,496,407

India (0.96%)
Tata Motors Ltd. Sponsored ADR	9,890	432,292

Ireland (1.83%)
Alkermes PLC (b)	8,126	348,364
Perrigo Co. PLC	3,189	478,956

		827,320

Italy (1.80%)
Azimut Holding SpA	17,694	445,414
Intesa Sanpaolo	74,726	225,577
Pirelli & C. SpA	10,123	139,586

		810,577

Japan (8.11%)
Dentsu Inc.	5,400	205,687
Fanuc Corp.	5,500	994,690
Japan Tobacco Inc.	13,200	428,940
Keyence Corp.	1,600	694,698
Komatsu Ltd.	9,600	221,867
LIXIL Group Corp.	2,600	55,468
Ono Pharmaceutical Co. Ltd.	3,900	346,311
SMC Corp.	1,100	303,315
START TODAY Co. Ltd.	11,000	238,907
Tokio Marine Holdings Inc.	5,400	167,549

		3,657,432

Malaysia (0.63%)
Genting Berhad	91,000	263,113
Genting BHD Warrants (b)	21,382	18,902

		282,015

Netherlands (4.43%)
ASML Holding NV	11,470	1,136,087
Heineken NV	5,055	377,528
Mobileye NV (b)	2,299	123,203
Royal Dutch Shell PLC Class A	9,494	362,412

		1,999,230

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Panama (0.48%)
Copa Holdings SA Class A	2,002	$214,795

Russia (0.47%)
QIWI PLC Sponsored ADR	6,696	211,527

Singapore (0.72%)
United Overseas Bank Ltd.	18,434	323,161

Spain (2.34%)
Banco Bilbao Vizcaya Argentaria SA	55,812	671,724
Banco Bilbao Vizcaya Argentaria SA Rights (b)	55,812	5,569
Banco Santander SA	39,601	379,125

		1,056,418

Sweden (2.34%)
Atlas Copco AB Class A	15,300	436,566
Investor AB B Shares	7,400	260,551
Sandvik AB	14,923	167,605
Volvo AB B Shares	17,503	189,363

		1,054,085

Switzerland (12.27%)
ABB Ltd. Reg.	17,286	386,680
Compagnie Financiere Richemont SA Reg.	4,809	393,093
Holcim Ltd. Reg.	4,677	340,260
Nestle SA Reg.	6,953	510,983
Novartis AG Reg.	12,610	1,187,463
Roche Holding AG	5,982	1,766,502
Swatch Group AG, The	598	283,390
Syngenta AG Reg.	911	288,464
UBS AG Reg.	21,576	375,052

		5,531,887

United Kingdom (14.43%)
Anglo American PLC	9,254	206,381
ARM Holdings PLC	45,928	669,136
BG Group PLC	20,983	387,364
CRH PLC	4,566	103,750
Diageo PLC	17,268	498,046
Domino’s Pizza Group PLC	73,716	677,942
Glencore PLC	51,978	287,872
Hargreaves Lansdown PLC	22,271	339,891
Liberty Global PLC Series C (b)	29,755	1,220,401
Lloyds Banking Group PLC (b)	481,327	598,802
Pearson PLC	13,443	269,980
Reckitt Benckiser Group PLC	3,378	292,054
Rolls-Royce Holdings PLC	32,945	512,744
Weir Group PLC, The	10,922	441,087

		6,505,450

United States (7.99%)
Freeport-McMoRan Inc.	12,304	401,726
Gilead Sciences Inc. (b)	8,838	940,803
MasterCard Inc. Class A	12,347	912,690

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Priceline Group Inc., The (b)	584	$676,611
Schlumberger Ltd.	6,594	670,543

		3,602,373

Total Common Stocks
(cost $38,363,477)		43,558,710

Preferred Stocks (a) (1.31%)
Brazil (0.70%)
Banco Bradesco SA	11,274	160,468
Itau Unibanco Holding SA ADR	11,319	157,108

		317,576

Germany (0.61%)
Volkswagen AG	1,327	274,036

Total Preferred Stocks
(cost $622,755)		591,612

Short-term Investments (3.18%)
State Street Institutional U.S. Government Money Market Fund	1,434,635	1,434,635

Total Short-term Investments
(cost $1,434,635)		1,434,635

TOTAL INVESTMENTS (101.10%)
(cost $40,420,867)		45,584,957
LIABILITIES, NET OF CASH AND OTHER ASSETS (-1.10%)		(496,605)

NET ASSETS (100.00%)		$45,088,352

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$14,580,038	31.98
United States Dollar	10,607,008	23.27
Swiss Franc	5,531,887	12.14
British Pound	5,285,049	11.59
Japanese Yen	3,657,432	8.02
Canadian Dollar	1,657,623	3.64
Hong Kong Dollar	1,496,407	3.28
Swedish Krona	1,054,085	2.31
Danish Krone	572,294	1.26
Brazilian Real	537,958	1.18
Singapore Dollar	323,161	0.71
Malaysian Ringgit	282,015	0.62

Total Investments	$45,584,957	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$8,420,758	18.68
Information Technology	7,914,506	17.55
Health Care	7,147,381	15.85
Industrials	7,068,287	15.68
Financials	5,997,430	13.30
Consumer Staples	3,755,072	8.33
Materials	2,426,569	5.38
Energy	1,420,319	3.15

Total Stocks	44,150,322	97.92
Short-term Investments	1,434,635	3.18
Liabilities, Net of Cash and Other Assets	(496,605)	(1.10)

Net Assets	$45,088,352	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Euro	State Street Bank and Trust Company	10/02/2014	107,264	$(135,431)	$48	$—
Hong Kong Dollar	State Street Bank and Trust Company	10/06/2014	1,000,950	(128,871)	37	—
Hong Kong Dollar	UBS AG	10/03/2014	926,582	(119,328)	2	—
Japanese Yen	Credit Suisse London Branch (GFX)	10/01/2014	50,822,771	(465,826)	—	(2,431)
Japanese Yen	State Street Bank and Trust Company	10/01/2014	762,399	(6,983)	—	(32)
Swiss Franc	Credit Suisse London Branch (GFX)	10/01/2014	108,014	(113,577)	—	(438)
Swiss Franc	Credit Suisse London Branch (GFX)	10/01/2014	109,260	(114,928)	—	(483)
Brazilian Real	State Street Bank and Trust Company	10/01/2014	(13,185)	5,381	—	(6)
Hong Kong Dollar	State Street Bank and Trust Company	10/03/2014	(4,250)	547	—	(1)
Hong Kong Dollar	State Street Bank and Trust Company	10/06/2014	(194,009)	24,978	—	(7)
Hong Kong Dollar	UBS AG	10/03/2014	(793,251)	102,157	—	(2)
Swiss Franc	Credit Suisse London Branch (GFX)	10/01/2014	(106,986)	112,495	434	—
Swiss Franc	State Street Bank and Trust Company	10/03/2014	(214,546)	224,539	—	(187)
Swiss Franc	UBS AG	10/02/2014	(101,231)	106,559	525	—

Total					$1,046	$(3,587)

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.90%)
Consumer Discretionary (11.57%)
Amazon.com Inc. (a)	13,235	$4,267,497
AutoNation Inc. (a)	2,766	139,157
AutoZone Inc. (a)	1,138	579,993
Bed Bath & Beyond Inc. (a)	7,024	462,390
Best Buy Co. Inc.	10,086	338,789
BorgWarner Inc.	7,964	418,986
Cablevision Systems Corp. Class A	7,679	134,459
CarMax Inc. (a)	7,640	354,878
Carnival Corp.	15,735	632,075
CBS Corp. Class B	16,932	905,862
Chipotle Mexican Grill Inc. (a)	1,084	722,584
Coach Inc.	9,631	342,960
Comcast Corp. Class A	90,405	4,861,981
Darden Restaurants Inc.	4,644	238,980
Delphi Automotive PLC	10,468	642,107
DIRECTV (a)	17,544	1,517,907
Discovery Communications Inc. Class A (a)	5,206	196,787
Discovery Communications Inc. Class C (a)	9,507	354,421
Dollar General Corp. (a)	10,595	647,460
Dollar Tree Inc. (a)	7,205	403,984
DR Horton Inc.	11,706	240,207
Expedia Inc.	3,492	305,969
Family Dollar Stores Inc.	3,351	258,831
Ford Motor Co.	135,481	2,003,764
Fossil Group Inc. (a)	1,617	151,836
GameStop Corp. Class A	3,896	160,515
Gannett Co. Inc.	7,929	235,253
GAP Inc., The	9,544	397,889
Garmin Ltd.	4,194	218,046
General Motors Co.	47,086	1,503,927
Genuine Parts Co.	5,332	467,670
Goodyear Tire & Rubber Co., The	9,715	219,413
H&R Block Inc.	9,610	298,006
Harley-Davidson Inc.	7,634	444,299
Harman International Industries Inc.	2,360	231,374
Hasbro Inc.	3,993	219,595
Home Depot Inc., The	47,014	4,313,064
Interpublic Group of Companies Inc., The	14,591	267,307
Johnson Controls Inc.	23,266	1,023,704
Kohl’s Corp.	7,135	435,449
L Brands Inc.	8,556	573,081
Leggett & Platt Inc.	4,834	168,803
Lennar Corp. Class A	6,156	239,037
Lowe’s Companies Inc.	34,482	1,824,787
Macy’s Inc.	12,336	717,708
Marriott International Inc. Class A	7,602	531,380
Mattel Inc.	11,778	360,996
McDonald’s Corp.	34,300	3,251,983
Michael Kors Holdings Ltd. (a)	7,171	511,938
Mohawk Industries Inc. (a)	2,148	289,593
Netflix Inc. (a)	2,100	947,478
Newell Rubbermaid Inc.	9,633	331,472
News Corp. Class A (a)	17,459	285,455
NIKE Inc. Class B	24,568	2,191,466

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Nordstrom Inc.	4,953	$338,637
Omnicom Group Inc.	8,770	603,902
O’Reilly Automotive Inc. (a)	3,620	544,303
PetSmart Inc.	3,490	244,614
Priceline Group Inc., The (a)	1,832	2,122,519
PulteGroup Inc.	11,927	210,631
PVH Corp.	2,896	350,850
Ralph Lauren Corp.	2,111	347,745
Ross Stores Inc.	7,319	553,170
Scripps Networks Interactive Class A	3,649	284,950
Staples Inc.	22,351	270,447
Starbucks Corp.	26,241	1,980,146
Starwood Hotels & Resorts Worldwide Inc.	6,646	553,014
Target Corp.	22,137	1,387,547
Tiffany & Co.	3,915	377,054
Time Warner Cable Inc.	9,733	1,396,588
Time Warner Inc.	29,861	2,245,846
TJX Companies Inc., The	24,206	1,432,269
Tractor Supply Co.	4,810	295,863
TripAdvisor Inc. (a)	3,874	354,161
Twenty-First Century Fox Inc. Class A	65,792	2,256,008
Under Armour Inc. Class A (a)	5,790	400,089
Urban Outfitters Inc. (a)	3,584	131,533
VF Corp.	12,042	795,133
Viacom Inc. Class B	13,300	1,023,302
Walt Disney Co., The	55,163	4,911,162
Whirlpool Corp.	2,711	394,857
Wyndham Worldwide Corp.	4,343	352,912
Wynn Resorts Ltd.	2,831	529,623
Yum! Brands Inc.	15,358	1,105,469

		71,578,896

Consumer Staples (9.44%)
Altria Group Inc.	69,284	3,182,907
Archer-Daniels-Midland Co.	22,550	1,152,305
Avon Products Inc.	15,022	189,277
Brown-Forman Corp. Class B	5,507	496,842
Campbell Soup Co.	6,252	267,148
Clorox Co., The	4,502	432,372
Coca-Cola Co., The	137,883	5,882,089
Coca-Cola Enterprises Inc.	7,842	347,871
Colgate-Palmolive Co.	29,989	1,955,883
ConAgra Foods Inc.	14,709	485,985
Constellation Brands Inc. Class A (a)	5,825	507,707
Costco Wholesale Corp.	15,311	1,918,775
CVS Health Corp.	40,455	3,219,813
Dr. Pepper Snapple Group Inc.	6,837	439,687
Estee Lauder Companies Inc. Class A, The	7,853	586,776
General Mills Inc.	21,397	1,079,479
Hershey Co., The	5,202	496,427
Hormel Foods Corp.	4,706	241,841
JM Smucker Co., The	3,533	349,732
Kellogg Co.	8,920	549,472
Keurig Green Mountain Inc.	4,251	553,183

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kimberly-Clark Corp.	13,062	$1,405,079
Kraft Foods Group Inc.	20,749	1,170,244
Kroger Co., The	17,080	888,160
Lorillard Inc.	12,577	753,488
McCormick & Company Inc.	4,523	302,589
Mead Johnson Nutrition Co. Class A	7,062	679,506
Molson Coors Brewing Co. Class B	5,537	412,174
Mondelez International Inc. Class A	58,891	2,017,900
Monster Beverage Corp. (a)	5,014	459,633
PepsiCo Inc.	52,633	4,899,606
Philip Morris International Inc.	54,567	4,550,888
Procter & Gamble Co., The	94,580	7,920,129
Reynolds American Inc.	10,761	634,899
Safeway Inc.	8,075	276,972
Sysco Corp.	20,478	777,140
Tyson Foods Inc. Class A	10,195	401,377
Walgreen Co.	30,741	1,822,019
Wal-Mart Stores Inc.	55,157	4,217,856
Whole Foods Market Inc.	12,587	479,691

		58,404,921

Energy (9.59%)
Anadarko Petroleum Corp.	17,674	1,792,849
Apache Corp.	13,361	1,254,197
Baker Hughes Inc.	15,198	988,782
Cabot Oil & Gas Corp.	14,531	475,018
Cameron International Corp. (a)	7,116	472,360
Chesapeake Energy Corp.	18,103	416,188
Chevron Corp.	66,331	7,914,615
Cimarex Energy Co.	3,023	382,500
ConocoPhillips	42,950	3,286,534
CONSOL Energy Inc.	7,988	302,426
Denbury Resources Inc.	12,239	183,952
Devon Energy Corp.	13,434	915,930
Diamond Offshore Drilling Inc.	2,400	82,248
Ensco PLC Class A	8,147	336,553
EOG Resources Inc.	19,124	1,893,658
EQT Corp.	5,287	483,972
Exxon Mobil Corp.	148,967	14,010,346
FMC Technologies Inc. (a)	8,181	444,310
Halliburton Co.	29,711	1,916,657
Helmerich & Payne Inc.	3,806	372,493
Hess Corp.	9,138	861,896
Kinder Morgan Inc.	22,982	881,130
Marathon Oil Corp.	23,562	885,696
Marathon Petroleum Corp.	9,898	838,064
Murphy Oil Corp.	5,850	332,924
Nabors Industries Ltd.	10,213	232,448
National-Oilwell Varco Inc.	15,030	1,143,783
Newfield Exploration Co. (a)	4,827	178,937
Noble Corp. PLC	8,795	195,425
Noble Energy Inc.	12,585	860,311
Occidental Petroleum Corp.	27,234	2,618,549
ONEOK Inc.	7,267	476,352
Phillips 66	19,523	1,587,415
Pioneer Natural Resources Co.	4,999	984,653

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
QEP Resources Inc.	5,829	$179,417
Range Resources Corp.	5,865	397,706
Schlumberger Ltd.	45,286	4,605,133
Southwestern Energy Co. (a)	12,320	430,584
Spectra Energy Corp.	23,437	920,137
Tesoro Corp.	4,466	272,337
Transocean Ltd.	11,836	378,397
Valero Energy Corp.	18,444	853,404
Williams Companies Inc., The	23,495	1,300,448

		59,340,734

Financials (16.16%)
ACE Ltd.	11,727	1,229,810
Affiliated Managers Group Inc. (a)	1,941	388,899
Aflac Inc.	15,827	921,923
Allstate Corp., The	15,140	929,142
American Express Co.	31,440	2,752,258
American International Group Inc.	49,843	2,692,519
American Tower Corp.	13,838	1,295,652
Ameriprise Financial Inc.	6,540	806,905
Aon PLC	10,147	889,588
Apartment Investment and Management Co.	5,181	164,859
Assurant Inc.	2,509	161,329
AvalonBay Communities Inc.	4,584	646,206
Bank of America Corp.	367,326	6,262,908
Bank of New York Mellon Corp.	39,529	1,530,958
BB&T Corp.	25,138	935,385
Berkshire Hathaway Inc. Class B (a)	63,680	8,796,755
BlackRock Inc.	4,403	1,445,593
Boston Properties Inc.	5,349	619,200
Capital One Financial Corp.	19,608	1,600,405
CBRE Group Inc. Class A (a)	9,687	288,091
Charles Schwab Corp., The	40,067	1,177,569
Chubb Corp., The	8,401	765,163
Cincinnati Financial Corp.	5,111	240,473
Citigroup Inc.	105,902	5,487,842
CME Group Inc.	11,034	882,223
Comerica Inc.	6,285	313,370
Crown Castle International Corp.	11,663	939,221
Discover Financial Services	16,136	1,038,997
E*TRADE Financial Corp. (a)	9,993	225,742
Equity Residential	12,637	778,186
Essex Property Trust Inc.	2,211	395,216
Fifth Third Bancorp	29,127	583,123
Franklin Resources Inc.	13,762	751,543
General Growth Properites Inc.	21,909	515,957
Genworth Financial Inc. Class A (a)	17,348	227,259
Goldman Sachs Group Inc., The	14,313	2,627,437
Hartford Financial Services Group Inc., The	15,644	582,739
HCP Inc.	16,003	635,479
Healthcare Realty Trust Inc.	11,321	706,091
Host Hotels & Resorts Inc.	26,445	564,072
Hudson City Bancorp Inc.	16,928	164,540
Huntington Bancshares Inc.	28,605	278,327

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Intercontinental Exchange Inc.	3,964	$773,178
Invesco Ltd.	15,116	596,780
Iron Mountain Inc.	6,018	196,488
JPMorgan Chase & Co.	131,384	7,914,572
KeyCorp	30,816	410,777
Kimco Realty Corp.	14,366	314,759
Legg Mason Inc.	3,516	179,879
Leucadia National Corp.	11,156	265,959
Lincoln National Corp.	9,098	487,471
Loews Corp.	10,610	442,013
M&T Bank Corp.	4,611	568,490
Macerich Co., The	4,928	314,554
Marsh & McLennan Companies Inc.	19,015	995,245
McGraw Hill Financial Inc.	9,464	799,235
MetLife Inc.	39,289	2,110,605
Moody’s Corp.	6,489	613,210
Morgan Stanley	53,495	1,849,322
NASDAQ OMX Group Inc., The	4,128	175,110
Navient Corp.	14,791	261,949
Northern Trust Corp.	7,737	526,348
People’s United Financial Inc.	10,883	157,477
Plum Creek Timber Co. Inc.	6,190	241,472
PNC Financial Services Group Inc.	18,803	1,609,161
Principal Financial Group Inc.	9,541	500,616
Progressive Corp., The	18,749	473,975
ProLogis Inc.	17,467	658,506
Prudential Financial Inc.	16,069	1,413,108
Public Storage	5,067	840,311
Regions Financial Corp.	48,048	482,402
Simon Property Group Inc.	10,856	1,784,944
State Street Corp.	14,795	1,089,060
Suntrust Banks Inc.	18,548	705,380
T. Rowe Price Group Inc.	9,184	720,026
Torchmark Corp.	4,563	238,964
Travelers Companies Inc., The	11,844	1,112,625
U.S. Bancorp	62,944	2,632,948
Unum Group	8,957	307,942
Ventas Inc.	10,315	639,014
Vornado Realty Trust	6,094	609,156
Wells Fargo & Co.	165,940	8,607,308
Weyerhaeuser Co.	18,457	588,040
XL Group PLC	9,344	309,940
Zions Bancorporation	7,160	208,070

		99,965,343

Health Care (13.74%)
Abbott Laboratories	52,527	2,184,600
AbbVie Inc.	55,600	3,211,456
Actavis PLC (a)	9,232	2,227,497
Aetna Inc.	12,387	1,003,347
Agilent Technologies Inc.	11,651	663,874
Alexion Pharmaceuticals Inc. (a)	6,911	1,145,982
Allergan Inc.	10,382	1,849,969
AmerisourceBergen Corp.	7,439	575,035
Amgen Inc.	26,534	3,726,966
Baxter International Inc.	18,922	1,358,032

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Becton, Dickinson and Co.	6,702	$762,755
Biogen Idec Inc. (a)	8,249	2,728,852
Boston Scientific Corp. (a)	46,315	546,980
Bristol-Myers Squibb Co.	57,913	2,963,987
Cardinal Health Inc.	11,761	881,134
CareFusion Corp. (a)	7,140	323,085
Celgene Corp. (a)	27,928	2,647,016
Cerner Corp. (a)	10,604	631,680
Cigna Corp.	9,216	835,799
Covidien PLC	15,781	1,365,214
CR Bard Inc.	2,594	370,190
DaVita HealthCare Partners Inc. (a)	5,981	437,450
DENTSPLY International Inc.	4,973	226,769
Edwards Lifesciences Corp. (a)	3,705	378,466
Eli Lilly and Co.	34,346	2,227,338
Express Scripts Holding Co. (a)	26,040	1,839,205
Gilead Sciences Inc. (a)	52,804	5,620,986
Hospira Inc. (a)	5,881	305,988
Humana Inc.	5,389	702,133
Intuitive Surgical Inc. (a)	1,255	579,584
Johnson & Johnson	98,514	10,500,607
Laboratory Corp. of America Holdings (a)	2,943	299,450
Mallinckrodt PLC (a)	3,982	358,977
McKesson Corp.	8,091	1,575,075
Medtronic Inc.	34,216	2,119,681
Merck & Co. Inc.	100,762	5,973,171
Mylan Inc. (a)	13,047	593,508
Patterson Companies Inc.	3,061	126,817
PerkinElmer Inc.	3,892	169,691
Perrigo Co. PLC	4,675	702,138
Pfizer Inc.	221,490	6,549,459
Quest Diagnostics Inc.	5,059	306,980
Regeneron Pharmaceuticals Inc. (a)	2,578	929,421
St. Jude Medical Inc.	9,927	596,911
Stryker Corp.	10,448	843,676
Tenet Healthcare Corp. (a)	3,385	201,035
Thermo Fisher Scientific Inc.	13,936	1,696,011
UnitedHealth Group Inc.	33,940	2,927,325
Universal Health Services Inc. Class B	3,173	331,578
Varian Medical Systems Inc. (a)	3,619	289,954
Vertex Pharmaceuticals Inc. (a)	8,317	934,082
Waters Corp. (a)	2,936	291,016
WellPoint Inc.	9,581	1,146,079
Zimmer Holdings Inc.	5,901	593,346
Zoetis Inc.	17,510	646,995

		85,024,352

Industrials (10.16%)
3M Co.	22,635	3,206,928
ADT Corp., The	6,130	217,370
Allegion PLC	3,395	161,738
AMETEK Inc.	8,569	430,249
Boeing Co., The	23,410	2,981,966
Caterpillar Inc.	21,932	2,171,926
CH Robinson Worldwide Inc.	5,130	340,222

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Cintas Corp.	3,400	$240,006
CSX Corp.	34,918	1,119,471
Cummins Inc.	5,976	788,712
Danaher Corp.	21,295	1,617,994
Deere & Co.	12,521	1,026,597
Delta Air Lines Inc.	29,449	1,064,581
Dover Corp.	5,799	465,834
Dun & Bradstreet Corp.	1,287	151,184
Eaton Corp. PLC	16,625	1,053,526
Emerson Electric Co.	24,380	1,525,700
Equifax Inc.	4,250	317,645
Expeditors International of Washington Inc.	6,826	276,999
Fastenal Co.	9,539	428,301
FedEx Corp.	9,273	1,497,126
Flowserve Corp.	4,754	335,252
Fluor Corp.	5,471	365,408
General Dynamics Corp.	11,095	1,410,064
General Electric Co.	350,489	8,979,528
Honeywell International Inc.	27,335	2,545,435
Illinois Tool Works Inc.	12,743	1,075,764
Ingersoll-Rand PLC	9,343	526,571
Jacobs Engineering Group Inc. (a)	4,617	225,402
Joy Global Inc.	3,416	186,309
Kansas City Southern	3,855	467,226
L-3 Communications Holdings Inc.	2,998	356,522
Lockheed Martin Corp.	9,424	1,722,519
Masco Corp.	12,486	298,665
Nielsen N.V.	10,629	471,184
Norfolk Southern Corp.	10,812	1,206,619
Northrop Grumman Corp.	7,265	957,236
PACCAR Inc.	12,394	704,909
Pall Corp.	3,759	314,628
Parker Hannifin Corp.	5,183	591,640
Pentair PLC	6,702	438,914
Pitney Bowes Inc.	7,164	179,028
Precision Castparts Corp.	5,012	1,187,243
Quanta Services Inc. (a)	7,635	277,074
Raytheon Co.	10,854	1,102,983
Republic Services Inc.	8,761	341,854
Robert Half International Inc.	4,807	235,543
Rockwell Automation Inc.	4,817	529,292
Rockwell Collins Inc.	4,725	370,912
Roper Industries Inc.	3,484	509,674
Ryder System Inc.	1,855	166,894
Snap-on Inc.	2,038	246,761
Southwest Airlines Co.	23,935	808,285
Stanley Black & Decker Inc.	5,446	483,550
Stericycle Inc. (a)	2,980	347,349
Textron Inc.	9,801	352,738
Tyco International Ltd.	15,494	690,568
Union Pacific Corp.	31,348	3,398,750
United Parcel Service Inc. Class B	24,571	2,415,084
United Rentals Inc. (a)	3,339	370,963
United Technologies Corp.	29,719	3,138,326
W.W. Grainger Inc.	2,126	535,008

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Waste Management Inc.	15,136	$719,414
Xylem Inc.	6,440	228,556

		62,899,719

Information Technology (19.45%)
Accenture PLC Class A	22,051	1,793,189
Adobe Systems Inc. (a)	16,506	1,142,050
Akamai Technologies Inc. (a)	6,259	374,288
Alliance Data Systems Corp. (a)	1,937	480,899
Altera Corp.	10,737	384,170
Amphenol Corp. Class A	5,496	548,831
Analog Devices Inc.	10,957	542,262
Apple Inc.	209,158	21,072,668
Applied Materials Inc.	42,563	919,786
Autodesk Inc. (a)	7,939	437,439
Automatic Data Processing Inc. (b)	16,800	1,395,744
Avago Technologies Ltd.	8,794	765,078
Broadcom Corp. Class A	18,788	759,411
CA Inc.	11,163	311,894
Cisco Systems Inc.	178,120	4,483,280
Citrix Systems Inc. (a)	5,766	411,346
Cognizant Technology Solutions Corp. Class A (a)	21,237	950,780
Computer Sciences Corp.	5,108	312,354
Corning Inc.	45,101	872,253
eBay Inc. (a)	39,456	2,234,393
Electronic Arts Inc. (a)	10,922	388,932
EMC Corp.	70,865	2,073,510
F5 Networks Inc. (a)	2,608	309,674
Facebook Inc. Class A (a)	68,116	5,383,889
Fidelity National Information Services Inc.	9,939	559,566
First Solar Inc. (a)	2,654	174,660
Fiserv Inc. (a)	8,693	561,872
FLIR Systems Inc.	4,941	154,851
Google Inc. Class A (a)	9,924	5,839,381
Google Inc. Class C (a)	9,923	5,729,143
Harris Corp.	3,668	243,555
Hewlett-Packard Co.	65,192	2,312,360
Intel Corp.	172,942	6,021,840
International Business Machines Corp.	32,408	6,152,011
Intuit Inc.	9,917	869,225
Jabil Circuit Inc.	7,063	142,461
Juniper Networks Inc.	14,133	313,046
KLA-Tencor Corp.	5,777	455,112
Lam Research Corp.	5,691	425,118
Linear Technology Corp.	8,333	369,902
MasterCard Inc. Class A	34,382	2,541,517
Microchip Technology Inc.	6,958	328,626
Micron Technology Inc. (a)	37,407	1,281,564
Microsoft Corp.	287,821	13,343,382
Motorola Solutions Inc.	7,690	486,623
NetApp Inc.	11,121	477,758
NVIDIA Corp.	17,855	329,425
Oracle Corp.	113,598	4,348,531

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Paychex Inc.	11,403	$504,013
QUALCOMM Inc.	58,545	4,377,410
Red Hat Inc. (a)	6,645	373,117
Salesforce.com Inc. (a)	20,110	1,156,928
SanDisk Corp.	7,834	767,340
Seagate Technology PLC	11,417	653,852
Symantec Corp.	24,219	569,389
TE Connectivity Ltd.	14,297	790,481
Teradata Corp. (a)	5,455	228,674
Texas Instruments Inc.	37,292	1,778,455
Total System Services Inc.	5,720	177,091
VeriSign Inc. (a)	3,959	218,220
Visa Inc. Class A	17,196	3,669,111
Western Digital Corp.	7,685	747,904
Western Union Co.	18,645	299,066
Xerox Corp.	37,713	498,943
Xilinx Inc.	9,346	395,803
Yahoo! Inc. (a)	32,312	1,316,714

		120,332,160

Materials (3.41%)
Air Products & Chemicals Inc.	6,698	871,943
Airgas Inc.	2,327	257,483
Alcoa Inc.	41,095	661,219
Allegheny Technologies Inc.	3,846	142,687
Avery Dennison Corp.	3,259	145,514
Ball Corp.	4,851	306,923
Bemis Company Inc.	3,553	135,085
CF Industries Holdings Inc.	1,729	482,771
Dow Chemical Co., The	39,209	2,056,120
E.I. du Pont de Nemours & Co.	31,971	2,294,239
Eastman Chemical Co.	5,227	422,812
Ecolab Inc.	9,420	1,081,699
FMC Corp.	4,629	264,733
Freeport-McMoRan Inc.	36,297	1,185,097
International Flavors & Fragrances Inc.	2,847	272,970
International Paper Co.	14,918	712,185
LyondellBasell Industries NV Class A	14,854	1,614,036
Martin Marietta Materials Inc.	2,139	275,803
MeadWestvaco Corp.	5,906	241,792
Monsanto Co.	18,325	2,061,746
Mosaic Co., The	11,101	492,995
Newmont Mining Corp.	17,414	401,393
Nucor Corp.	11,139	604,625
Owens-Illinois Inc. (a)	5,840	152,132
PPG Industries Inc.	4,816	947,500
Praxair Inc.	10,202	1,316,058
Sealed Air Corp.	7,341	256,054
Sherwin-Williams Co., The	2,904	635,947
Sigma-Aldrich Corp.	4,151	564,578
Vulcan Materials Co.	4,548	273,926

		21,132,065

Telecommunication Services (2.41%)
AT&T Inc.	181,150	6,383,726

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
CenturyLink Inc.	19,897	$813,588
Frontier Communications Corp.	35,390	230,389
Verizon Communications Inc.	144,795	7,238,302
Windstream Holdings Inc.	20,860	224,871

		14,890,876

Utilities (2.97%)
AES Corp., The	23,332	330,849
AGL Resources Inc.	4,168	213,985
Ameren Corp.	8,506	326,035
American Electric Power Company Inc.	17,071	891,277
CenterPoint Energy Inc.	14,988	366,756
CMS Energy Corp.	9,531	282,689
Consolidated Edison Inc.	10,232	579,745
Dominion Resources Inc.	20,354	1,406,258
DTE Energy Co.	6,208	472,305
Duke Energy Corp.	24,706	1,847,268
Edison International	11,382	636,481
Entergy Corp.	6,249	483,235
Exelon Corp.	30,015	1,023,211
FirstEnergy Corp.	14,650	491,800
Integrys Energy Group Inc.	2,805	181,820
NextEra Energy Inc.	15,243	1,431,013
NiSource Inc.	10,986	450,206
Northeast Utilities	11,033	488,762
NRG Energy Inc.	11,870	361,798
Pepco Holdings Inc.	8,707	232,999
PG&E Corp.	16,469	741,764
Pinnacle West Capital Corp.	3,864	211,129
PPL Corp.	23,210	762,216
Public Service Enterprise Group Inc.	17,675	658,217
SCANA Corp.	4,948	245,470
Sempra Energy	8,075	850,944
Southern Co.	31,289	1,365,765
TECO Energy Inc.	8,247	143,333
Wisconsin Energy Corp.	7,921	340,603
Xcel Energy Inc.	17,656	536,742

		18,354,675

Total Common Stocks
(cost $434,099,305)		611,923,741

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Short-term Investments (0.93%)
State Street Institutional U.S. Government Money Market Fund	5,733,912	$5,733,912

Total Short-term Investments
(cost $5,733,912)		5,733,912

TOTAL INVESTMENTS (99.83%)
(cost $439,833,217)		617,657,653
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.17%)		1,075,023

NET ASSETS (100.00%)		$618,732,676

	Shares	Value
Securities Sold Short
CDK Global Inc. (a) (b)	5,599	$171,264

Total Securities Sold Short
(proceeds $171,264)		$171,264

(a)	Non-income producing security.

(b)	On April 10, 2014, Automatic Data Processing Inc. announced a spin-off distribution of CDK Global Inc. effective on October 1, 2014. In anticipation of this transaction, and because CDK Global Inc. is not included in the S&P 500 Index, the Fund initiated a transaction to sell CDK Global Inc. on September 30, 2014, with a settlement date of October 6, 2014.

(c)	At September 30, 2014, cash in the amount of $344,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	69	December 2014	$6,819,569	$6,780,975	$(38,594)

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.05%)
Consumer Discretionary (12.93%)
1-800-FLOWERS.COM Inc. (a)	4,167	$29,964
2U Inc. (a)	1,762	27,470
Aeropostale Inc. (a)	13,493	44,392
AH Belo Corp. Class A	3,268	34,870
AMC Entertainment Holdings Inc. Class A	3,616	83,132
American Axle & Manufacturing Holdings Inc. (a)	11,666	195,639
American Eagle Outfitters Inc.	33,452	485,723
American Public Education Inc. (a)	3,049	82,293
America’s Car-Mart Inc. (a)	1,366	54,080
Ann Inc. (a)	8,063	331,631
Arctic Cat Inc.	2,247	78,241
Asbury Automotive Group Inc. (a)	5,256	338,592
Ascent Capital Group LLC Class A (a)	2,381	143,336
Barnes & Noble Inc. (a)	7,034	138,851
Beazer Homes USA Inc. (a)	4,680	78,530
bebe stores inc.	5,533	12,837
Belmond Ltd. Class A (a)	16,591	193,451
Big 5 Sporting Goods Corp.	3,265	30,593
Biglari Holdings Inc. (a)	296	100,569
BJ’s Restaurants Inc. (a)	4,069	146,443
Black Diamond Inc. (a)	3,942	29,802
Bloomin’ Brands Inc. (a)	13,277	243,500
Blue Nile Inc. (a)	2,120	60,526
Bob Evans Farms Inc.	4,245	200,958
Bon-Ton Stores Inc., The	2,592	21,669
Boyd Gaming Corp. (a)	13,467	136,825
Bravo Brio Restaurant Group Inc. (a)	3,371	43,722
Bridgepoint Education Inc. (a)	2,834	31,627
Bright Horizons Family Solutions Inc. (a)	5,260	221,236
Brown Shoe Company Inc.	7,525	204,153
Brunswick Corp.	15,952	672,217
Buckle Inc., The	4,849	220,096
Buffalo Wild Wings Inc. (a)	3,255	437,049
Build-A-Bear Workshop Inc. (a)	2,103	27,507
Burlington Stores Inc. (a)	4,916	195,952
Caesars Acquisition Co. Class A (a)	7,842	74,264
Caesars Entertainment Corp. (a)	8,792	110,603
Callaway Golf Co.	13,528	97,943
Capella Education Co.	1,874	117,312
Career Education Corp. (a)	11,613	58,994
Carmike Cinemas Inc. (a)	4,108	127,266
Carriage Services Inc.	2,822	48,905
Carrols Restaurant Group Inc. (a)	6,173	43,890
Cato Corp. Class A	4,704	162,100
Cavco Industries Inc. (a)	1,528	103,904
Central European Media Enterprises Ltd. Class A (a)	12,382	27,860
Century Communities Inc. (a)	634	11,000
Cheesecake Factory Inc., The	8,607	391,618
Chegg Inc. (a)	12,747	79,541
Children’s Place Inc., The	3,790	180,631
Christopher & Banks Corp. (a)	6,247	61,783
Churchill Downs Inc.	2,298	224,055
Chuy’s Holdings Inc. (a)	2,824	88,645

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cinedigm Corp. Class A (a)	13,109	$20,319
Citi Trends Inc. (a)	2,638	58,300
ClubCorp Holdings Inc.	3,810	75,552
Collectors Universe Inc.	1,147	25,234
Columbia Sportswear Co.	4,698	168,094
Conn’s Inc. (a)	4,811	145,629
Container Store Group Inc., The (a)	2,983	64,940
Cooper Tire & Rubber Co.	10,930	313,691
Cooper-Standard Holding Inc. (a)	2,328	145,267
Core-Mark Holding Co. Inc.	3,950	209,508
Coupons.com Inc. (a)	2,092	25,020
Cracker Barrel Old Country Store Inc.	3,262	336,606
Crocs Inc. (a)	14,963	188,235
Crown Media Holdings Inc. (a)	6,403	20,490
CSS Industries Inc.	1,640	39,770
Culp Inc.	1,496	27,152
Cumulus Media Inc. Class A (a)	24,441	98,497
Daily Journal Corp. (a)	186	33,573
Dana Holding Corp.	26,955	516,727
Del Frisco’s Restaurant Group Inc. (a)	4,078	78,053
Denny’s Corp. (a)	14,941	105,035
Destination Maternity Corp.	2,374	36,655
Destination XL Group Inc. (a)	5,859	27,654
Dex Media Inc. (a)	2,626	25,105
Diamond Resorts International Inc. (a)	6,043	137,539
DineEquity Inc.	2,843	231,960
Dixie Group Inc., The (a)	2,535	21,978
Dorman Products Inc. (a)	4,640	185,878
Drew Industries Inc.	4,066	171,545
E.W. Scripps Co. Class A, The (a)	5,337	87,046
Education Management Corp. (a)	4,325	4,714
Einstein Noah Restaurant Group Inc.	1,854	37,377
El Pollo Loco Holdings Inc. (a)	1,407	50,525
Empire Resorts Inc. (a)	2,514	16,869
Entercom Communications Corp. Class A (a)	4,280	34,368
Entravision Communications Corp. Class A	9,915	39,263
Eros International PLC (a)	3,833	56,000
Escalade Inc.	1,657	19,983
Ethan Allen Interiors Inc.	4,361	99,431
Express Inc. (a)	14,508	226,470
Famous Dave’s of America Inc. (a)	792	21,321
Federal-Mogul Holdings Corp. (a)	4,961	73,770
Fiesta Restaurant Group Inc. (a)	4,600	228,528
Finish Line Inc. Class A, The	8,243	206,322
Five Below Inc. (a)	9,330	369,561
Flexsteel Industries Inc.	789	26,613
Fox Factory Holding Corp. (a)	1,907	29,558
Francesca’s Holdings Corp. (a)	7,356	102,469
Fred’s Inc. Class A	6,276	87,864
FTD Companies Inc. (a)	3,269	111,506
Fuel Systems Solutions Inc. (a)	2,435	21,696
Gaiam Inc. Class A (a)	2,473	18,152
Genesco Inc. (a)	4,115	307,596

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gentherm Inc. (a)	6,042	$255,154
G-III Apparel Group Ltd. (a)	3,297	273,189
Global Sources Ltd. (a)	2,739	18,379
Grand Canyon Education Inc. (a)	8,027	327,261
Gray Television Inc. (a)	8,647	68,138
Group 1 Automotive Inc.	4,159	302,401
Guess? Inc.	10,545	231,674
Harte-Hanks Inc.	8,698	55,406
Haverty Furniture Companies Inc.	3,456	75,306
Helen of Troy Ltd. (a)	4,901	257,401
Hemisphere Media Group Inc. (a)	1,392	14,839
hhgregg Inc. (a)	2,100	13,251
Hibbett Sports Inc. (a)	4,456	189,959
Houghton Mifflin Harcourt Co. (a)	18,708	363,684
Hovnanian Enterprises Inc. Class A (a)	20,480	75,162
HSN Inc.	5,686	348,950
Iconix Brand Group Inc. (a)	7,856	290,201
Ignite Restaurant Group Inc. (a)	1,275	7,650
Installed Building Products Inc. (a)	1,505	21,145
International Speedway Corp. Class A	4,784	151,366
Interval Leisure Group Inc.	6,801	129,559
Intrawest Resorts Holdings Inc. (a)	2,261	21,864
iRobot Corp. (a)	5,058	154,016
Isle of Capri Casinos Inc. (a)	3,644	27,330
ITT Educational Services Inc. (a)	4,199	18,014
Jack in the Box Inc.	6,879	469,079
JAKKS Pacific Inc. (a)	3,289	23,352
Jamba Inc. (a)	2,948	41,921
Johnson Outdoors Inc. Class A	858	22,222
Journal Communications Inc. Class A (a)	7,737	65,223
K12 Inc. (a)	5,951	94,978
KB Home	14,499	216,615
Kirkland’s Inc. (a)	2,545	41,000
Krispy Kreme Doughnuts Inc. (a)	11,229	192,690
La Quinta Holdings Inc. (a)	7,662	145,501
Lands’ End Inc. (a)	2,851	117,233
La-Z-Boy Inc.	9,004	178,189
Leapfrog Enterprises Inc. (a)	11,308	67,735
Lee Enterprises Inc. Class A (a)	9,227	31,187
LGI Homes Inc. (a)	2,541	46,653
Libbey Inc. (a)	3,734	98,055
Liberty Tax Inc. (a)	630	20,349
Life Time Fitness Inc. (a)	7,032	354,694
LifeLock Inc. (a)	13,845	197,845
Lifetime Brands Inc.	1,738	26,609
Lithia Motors Inc. Class A	3,917	296,478
Loral Space & Communications Inc. (a)	2,244	161,142
Lumber Liquidators Holdings Inc. (a)	4,728	271,293
M.D.C. Holdings Inc.	6,759	171,138
M/I Homes Inc. (a)	4,244	84,116
Malibu Boats Inc. Class A (a)	1,376	25,484
Marcus Corp., The	3,045	48,111
Marine Products Corp.	1,947	15,362
MarineMax Inc. (a)	4,225	71,191
Marriott Vacations Worldwide Corp. (a)	4,852	307,665

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Martha Stewart Living Omnimedia Inc. Class A (a)	5,100	$18,360
Mattress Firm Holding Corp. (a)	2,567	154,174
McClatchy Co. Class A, The (a)	10,428	35,038
MDC Partners Inc. Class A	7,378	141,584
Media General Inc. Class A (a)	9,285	121,726
Men’s Wearhouse Inc., The	8,248	389,471
Meredith Corp.	6,177	264,376
Meritage Homes Corp. (a)	6,741	239,306
Modine Manufacturing Co. (a)	8,319	98,747
Monarch Casino & Resort Inc. (a)	1,657	19,735
Monro Muffler Brake Inc.	5,394	261,771
Morgans Hotel Group Co. (a)	5,186	41,851
Motorcar Parts of America Inc. (a)	3,022	82,229
Movado Group Inc.	3,139	103,775
Multimedia Games Holding Company Inc. (a)	5,117	184,263
NACCO Industries Inc. Class A	811	40,331
Nathan’s Famous Inc. (a)	530	35,876
National CineMedia Inc.	10,611	153,966
Nautilus Inc. (a)	5,224	62,531
New Home Company Inc., The (a)	1,548	20,898
New Media Investment Group Inc.	6,227	103,555
New York & Co. Inc. (a)	5,408	16,386
New York Times Co. Class A, The	23,810	267,148
Nexstar Broadcasting Group Inc. Class A	5,263	212,730
Noodles & Company (a)	1,864	35,770
NutriSystem Inc.	4,909	75,451
Office Depot Inc. (a)	92,076	473,271
Orbitz Worldwide Inc. (a)	8,937	70,334
Outerwall Inc. (a)	3,511	196,967
Overstock.com Inc. (a)	2,014	33,956
Oxford Industries Inc.	2,485	151,560
Pacific Sunwear of California Inc. (a)	8,530	15,354
Papa John’s International Inc.	5,272	210,827
Papa Murphy’s Holdings Inc. (a)	971	9,904
Penn National Gaming Inc. (a)	13,380	149,990
Pep Boys-Manny, Moe & Jack, The (a)	9,284	82,720
Perry Ellis International Inc. (a)	2,102	42,776
PetMed Express Inc.	3,563	48,457
Pier 1 Imports Inc.	16,321	194,057
Pinnacle Entertainment Inc. (a)	10,270	257,674
Pool Corp.	7,737	417,179
Popeyes Louisiana Kitchen Inc. (a)	4,072	164,916
Potbelly Corp. (a)	2,576	30,036
Quiksilver Inc. (a)	23,795	40,927
Radio One Inc. Class D (a)	3,920	12,466
ReachLocal Inc. (a)	2,259	8,155
Reading International Inc. Class A (a)	2,951	24,788
Red Robin Gourmet Burgers Inc. (a)	2,453	139,576
Regis Corp.	7,452	118,934
Remy International Inc.	2,480	50,914
Rent-A-Center Inc.	9,065	275,123
Rentrak Corp. (a)	1,699	103,537
Restoration Hardware Holdings Inc. (a)	5,357	426,149

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
RetailMeNot Inc. (a)	5,349	$86,440
Ruby Tuesday Inc. (a)	10,748	63,306
Ruth’s Hospitality Group Inc.	6,045	66,737
Ryland Group Inc., The	8,114	269,709
Saga Communications Inc. Class A	650	21,827
Salem Communications Corp. Class A	1,922	14,626
Scholastic Corp.	4,545	146,894
Scientific Games Corp. Class A (a)	8,819	94,981
Sears Hometown and Outlet Stores Inc. (a)	1,981	30,706
Select Comfort Corp. (a)	9,338	195,351
Sequential Brands Group Inc. (a)	2,900	36,250
SFX Entertainment Inc. (a)	7,624	38,272
Shiloh Industries Inc. (a)	1,414	24,052
Shoe Carnival Inc.	2,604	46,377
Shutterfly Inc. (a)	6,610	322,171
Sinclair Broadcast Group Inc. Class A	11,792	307,653
Sizmek Inc. (a)	3,915	30,302
Skechers U.S.A. Inc. Class A (a)	6,718	358,137
Skullcandy Inc. (a)	3,431	26,727
Smith & Wesson Holding Corp. (a)	9,599	90,615
Sonic Automotive Inc.	6,862	168,188
Sonic Corp. (a)	9,366	209,424
Sotheby’s	10,477	374,238
Spartan Motors Inc.	6,139	28,669
Speedway Motorsports Inc.	1,878	32,039
Sportsman’s Warehouse Holdings Inc. (a)	1,643	11,066
Stage Stores Inc.	5,396	92,326
Standard Motor Products Inc.	3,394	116,855
Standard Pacific Corp. (a)	24,967	187,003
Stein Mart Inc.	4,758	54,955
Steiner Leisure Ltd. (a)	2,561	96,268
Steven Madden Ltd. (a)	10,008	322,558
Stoneridge Inc. (a)	4,957	55,865
Strattec Security Corp.	582	47,346
Strayer Education Inc. (a)	1,889	113,113
Sturm, Ruger & Company Inc.	3,332	162,235
Superior Industries International Inc.	3,978	69,734
Systemax Inc. (a)	1,932	24,092
Tenneco Inc. (a)	10,466	547,476
Texas Roadhouse Inc. Class A	11,982	333,579
Tile Shop Holdings Inc., The (a)	4,837	44,742
Tilly’s Inc. Class A (a)	1,793	13,483
Time Inc. (a)	18,931	443,553
Tower International Inc. (a)	3,560	89,676
Townsquare Media Inc. (a)	1,353	16,263
Tri Pointe Homes Inc. (a)	25,357	328,120
Tuesday Morning Corp. (a)	7,479	145,130
Tumi Holdings Inc. (a)	8,682	176,679
Turtle Beach Corp. (a)	1,175	8,989
UCP Inc. Class A (a)	1,372	16,395
Unifi Inc. (a)	2,535	65,656
Universal Electronics Inc. (a)	2,736	135,076
Universal Technical Institute Inc.	3,792	35,455
Vail Resorts Inc.	6,207	538,519

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
ValueVision Media Inc. Class A (a)	7,354	$37,726
Vera Bradley Inc. (a)	3,756	77,674
Vince Holding Corp. (a)	1,955	59,158
Vitamin Shoppe Inc. (a)	5,305	235,489
VOXX International Corp. (a)	3,356	31,211
WCI Communities Inc. (a)	2,087	38,484
Weight Watchers International Inc.	4,805	131,849
West Marine Inc. (a)	3,118	28,062
Weyco Group Inc.	1,071	26,893
William Lyon Homes Class A (a)	3,098	68,466
Winmark Corp.	405	29,768
Winnebago Industries Inc. (a)	4,757	103,560
Wolverine World Wide Inc.	17,433	436,871
World Wrestling Entertainment Inc.	5,085	70,020
Zoe’s Kitchen Inc. (a)	998	30,698
Zumiez Inc. (a)	3,543	99,558

		36,606,187

Consumer Staples (3.17%)
22nd Century Group Inc. (a)	7,094	17,876
Alico Inc.	494	18,821
Alliance One International Inc. (a)	15,250	30,042
Andersons Inc., The	4,829	303,648
Annie’s Inc. (a)	2,947	135,267
B&G Foods Inc. Class A	9,234	254,397
Boston Beer Co. Inc. (a)	1,430	317,117
Boulder Brands Inc. (a)	10,387	141,575
Calavo Growers Inc.	2,309	104,228
Cal-Maine Foods Inc.	2,662	237,796
Casey’s General Stores Inc.	6,608	473,794
Central Garden & Pet Co. (a)	7,415	59,617
Chefs’ Warehouse Inc., The (a)	3,105	50,487
Chiquita Brands International Inc. (a)	8,047	114,267
Coca-Cola Bottling Co. Consolidated	800	59,704
Craft Brew Alliance Inc. (a)	1,922	27,677
Darling Ingredients Inc. (a)	28,335	519,097
Dean Foods Co.	16,184	214,438
Diamond Foods Inc. (a)	3,746	107,173
Elizabeth Arden Inc. (a)	4,495	75,246
Fairway Group Holdings Corp. (a)	3,221	12,047
Farmer Brothers Co. (a)	1,256	36,361
Female Health Co., The	4,030	14,065
Fresh Del Monte Produce Inc.	6,141	195,898
Fresh Market Inc., The (a)	7,370	257,434
Harbinger Group Inc. (a)	14,238	186,803
IGI Laboratories Inc. (a)	5,509	51,344
Ingles Markets Inc.	2,257	53,468
Inter Parfums Inc.	2,842	78,155
Inventure Foods Inc. (a)	2,684	34,785
J&J Snack Foods Corp.	2,543	237,923
John B. Sanfilippo & Son Inc.	1,447	46,825
Lancaster Colony Corp.	3,168	270,167
Liberator Medical Holdings Inc.	5,354	16,758
Lifeway Foods Inc. (a)	853	11,831
Limoneira Co.	1,908	45,201
Medifast Inc. (a)	2,298	75,443

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
National Beverage Corp. (a)	2,044	$39,858
Natural Grocers by Vitamin Cottage Inc. (a)	1,591	25,901
Nature’s Sunshine Products Inc.	1,901	28,192
Nutraceutical International Corp. (a)	1,527	31,930
Oil-Dri Corporation of America	848	22,107
Omega Protein Corp. (a)	3,637	45,462
Orchids Paper Products Co.	1,449	35,587
Pantry Inc., The (a)	4,001	80,940
Post Holdings Inc. (a)	7,568	251,106
PriceSmart Inc.	3,207	274,647
Revlon Inc. Class A (a)	1,975	62,588
Roundy’s Inc.	6,714	20,075
Sanderson Farms Inc.	3,967	348,898
Seaboard Corp. (a)	49	131,075
Seneca Foods Corp. Class A (a)	1,374	39,296
Snyder’s-Lance Inc.	8,163	216,320
SpartanNash Co.	6,446	125,375
SUPERVALU Inc. (a)	34,901	312,015
Synutra International Inc. (a)	3,147	14,256
Tootsie Roll Industries Inc.	3,272	91,583
TreeHouse Foods Inc. (a)	7,239	582,740
United Natural Foods Inc. (a)	8,529	524,192
Universal Corp.	3,982	176,761
USANA Health Sciences Inc. (a)	1,029	75,796
Vector Group Ltd.	11,920	264,386
Village Super Market Inc. Class A	1,134	25,833
WD-40 Co.	2,579	175,269
Weis Markets Inc.	1,860	72,596

		8,981,559

Energy (5.46%)
Abraxas Petroleum Corp. (a)	15,755	83,186
Adams Resources & Energy Inc.	372	16,476
Alon USA Energy Inc.	4,504	64,677
Alpha Natural Resources Inc. (a)	38,563	95,636
American Eagle Energy Corp. (a)	5,212	21,213
Amyris Inc. (a)	4,955	18,779
Apco Oil and Gas International Inc. (a)	1,526	19,670
Approach Resources Inc. (a)	6,820	98,890
Arch Coal Inc.	37,025	78,493
Ardmore Shipping Corp.	3,058	33,332
Aspen Aerogels Inc. (a)	811	8,175
Basic Energy Services Inc. (a)	5,523	119,794
Bill Barrett Corp. (a)	8,533	188,067
Bonanza Creek Energy Inc. (a)	5,640	320,916
BPZ Resources Inc. (a)	20,498	39,151
Bristow Group Inc.	6,094	409,517
C&J Energy Services Inc. (a)	7,957	243,086
Callon Petroleum Co. (a)	9,352	82,391
CARBO Ceramics Inc.	3,411	202,034
Carrizo Oil & Gas Inc. (a)	7,808	420,227
CHC Group Ltd. (a)	5,619	31,466
Clayton Williams Energy Inc. (a)	1,007	97,125
Clean Energy Fuels Corp. (a)	12,193	95,105

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Cloud Peak Energy Inc. (a)	10,611	$133,911
Comstock Resources Inc.	8,223	153,112
Contango Oil & Gas Co. (a)	3,011	100,086
Dawson Geophysical Co.	1,412	25,670
Delek US Holdings Inc.	10,177	337,062
DHT Holdings Inc.	15,675	96,558
Diamondback Energy Inc. (a)	7,188	537,519
Dorian LPG Ltd. (a)	1,272	22,667
Eclipse Resources Corp. (a)	5,140	85,427
Emerald Oil Inc. (a)	9,916	60,983
Energy XXI (Bermuda) Ltd.	16,209	183,972
Era Group Inc. (a)	3,532	76,821
Evolution Petroleum Corp.	3,345	30,707
EXCO Resources Inc.	26,481	88,447
Exterran Holdings Inc.	10,039	444,828
Forest Oil Corp. (a)	20,738	24,263
Forum Energy Technologies Inc. (a)	10,219	312,804
Frontline Ltd. (a)	11,483	14,469
FX Energy Inc. (a)	9,323	28,342
GasLog Ltd.	7,246	159,484
Gastar Exploration Inc. (a)	11,913	69,929
Geospace Technologies Corp. (a)	2,279	80,107
Glori Energy Inc. (a)	2,059	16,266
Goodrich Petroleum Corp. (a)	6,051	89,676
Green Plains Inc.	6,422	240,119
Gulf Island Fabrication Inc.	2,518	43,310
GulfMark Offshore Inc. Class A	4,671	146,436
Halcon Resources Corp. (a)	44,533	176,351
Hallador Energy Co.	1,546	18,305
Harvest Natural Resources Inc. (a)	7,169	26,310
Helix Energy Solutions Group Inc. (a)	18,117	399,661
Hercules Offshore Inc. (a)	28,005	61,611
Hornbeck Offshore Services Inc. (a)	6,241	204,268
Independence Contract Drilling Inc. (a)	1,577	18,530
ION Geophysical Corp. (a)	22,580	62,998
Isramco Inc. (a)	160	19,546
Jones Energy Inc. Class A (a)	1,827	34,311
Key Energy Services Inc. (a)	22,874	110,710
Kodiak Oil & Gas Corp. (a)	45,833	621,954
Magnum Hunter Resources Corp. (a)	34,120	190,048
Magnum Hunter Resources Corp. Warrants (a) (b)	3,193	0
Matador Resources Co. (a)	12,584	325,296
Matrix Service Co. (a)	4,603	111,024
McDermott International Inc. (a)	40,818	233,479
Midstates Petroleum Company Inc. (a)	6,438	32,512
Miller Energy Resources Inc. (a)	5,236	23,038
Mitcham Industries Inc. (a)	2,198	24,288
Natural Gas Services Group (a)	2,128	51,221
Navios Maritime Acquisition Corp.	13,865	37,574
Newpark Resources Inc. (a)	14,553	181,039
Nordic American Offshore Ltd.	3,037	53,512
Nordic American Tankers Ltd.	15,271	121,404
North Atlantic Drilling Ltd.	12,460	82,984
Northern Oil and Gas Inc. (a)	10,526	149,680

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Nuverra Environmental Solutions Inc. (a)	2,625	$38,719
Pacific Ethanol Inc. (a)	4,125	57,585
Panhandle Oil & Gas Inc.	1,191	71,103
Parker Drilling Co. (a)	20,789	102,698
Parsley Energy Inc. Class A (a)	9,177	195,745
PDC Energy Inc. (a)	6,143	308,931
Penn Virginia Corp. (a)	11,236	142,810
Petroquest Energy Inc. (a)	10,125	56,902
PHI Inc. (a)	2,137	87,938
Pioneer Energy Services Corp. (a)	10,798	151,388
Profire Energy Inc. (a)	2,634	10,931
Quicksilver Resources Inc. (a)	22,338	13,465
Renewable Energy Group Inc. (a)	5,940	60,291
Resolute Energy Corp. (a)	13,479	84,513
REX American Resources Corp. (a)	1,089	79,366
Rex Energy Corp. (a)	8,336	105,617
RigNet Inc. (a)	2,020	81,709
Ring Energy Inc. (a)	3,424	50,470
Rosetta Resources Inc. (a)	10,553	470,242
RSP Permian Inc. (a)	3,999	102,214
Sanchez Energy Corp. (a)	8,735	229,381
Scorpio Tankers Inc.	29,597	245,951
SEACOR Holdings Inc. (a)	3,534	264,343
SemGroup Corp. Class A	7,311	608,787
Ship Finance International Ltd.	10,118	171,197
Solazyme Inc. (a)	13,178	98,308
Stone Energy Corp. (a)	9,651	302,655
Swift Energy Co. (a)	7,648	73,421
Synergy Resources Corp. (a)	11,402	138,990
Teekay Tankers Ltd. Class A	11,046	41,202
Tesco Corp.	5,990	118,902
TETRA Technologies Inc. (a)	13,557	146,687
TransAtlantic Petroleum Ltd. (a)	3,831	34,441
Triangle Petroleum Corp. (a)	12,956	142,646
VAALCO Energy Inc. (a)	8,735	74,248
Vantage Drilling Co. (a)	36,185	45,955
Vertex Energy Inc. (a)	2,031	14,136
W&T Offshore Inc.	6,085	66,935
Warren Resources Inc. (a)	12,796	67,819
Western Refining Inc.	9,142	383,873
Westmoreland Coal Co. (a)	2,542	95,096
Willbros Group Inc. (a)	6,989	58,218

		15,457,863

Financials (23.26%)
1st Source Corp.	2,621	74,654
1st United Bancorp Inc.	5,102	43,469
Acadia Realty Trust	9,924	273,704
Actua Corp. (a)	7,030	112,621
AG Mortgage Investment Trust Inc.	5,045	89,801
Agree Realty Corp.	2,631	72,037
Alexander & Baldwin Inc.	8,403	302,256
Alexander’s Inc.	364	136,103
Altisource Asset Management Corp. (a)	243	164,027
Altisource Portfolio Solutions SA (a)	2,509	252,907

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Altisource Residential Corp.	9,873	$236,952
Ambac Financial Group Inc. (a)	7,737	170,988
American Assets Trust Inc.	6,068	200,062
American Capital Mortgage Investment Corp.	8,735	164,393
American Equity Investment Life Holding Co.	12,801	292,887
American National Bankshares Inc.	1,377	31,327
American Realty Capital Healthcare Trust	29,157	305,565
American Residential Properties Inc. (a)	5,491	100,705
Ameris Bancorp	4,318	94,780
Amerisafe Inc.	3,201	125,191
Ames National Corp.	1,492	33,346
Amreit Inc. Class B	3,387	77,799
AmTrust Financial Services Inc.	5,180	206,268
Anworth Mortgage Asset Corp.	22,515	107,847
Apollo Commercial Real Estate Finance Inc.	7,872	123,669
Apollo Residential Mortgage Inc.	5,493	84,757
Ares Commercial Real Estate Corp.	4,889	57,152
Argo Group International Holdings Ltd.	4,472	224,986
Arlington Asset Investment Corp. Class A	3,748	95,237
Armada Hoffler Properties Inc.	4,023	36,529
Armour Residential REIT Inc.	61,081	235,162
Arrow Financial Corp.	1,863	46,705
Ashford Hospitality Prime Inc.	3,151	47,990
Ashford Hospitality Trust Inc.	12,091	123,570
Associated Estates Realty Corp.	9,990	174,925
Astoria Financial Corp.	14,921	184,871
Atlas Financial Holdings Inc. (a)	2,001	27,694
AV Homes Inc. (a)	1,911	27,996
Aviv REIT Inc.	3,384	89,168
Baldwin & Lyons Inc.	1,564	38,631
Banc of California Inc.	4,659	54,184
BancFirst Corp.	1,206	75,447
Banco Latinoamericano de Comercio Exterior SA	5,067	155,456
Bancorp Inc., The (a)	5,788	49,719
BancorpSouth Inc.	16,534	332,995
Bank Mutual Corp.	7,966	51,062
Bank of Kentucky Financial Corp., The	1,091	50,437
Bank of Marin Bancorp	1,022	46,900
Bank of the Ozarks Inc.	13,683	431,288
BankFinancial Corp.	3,194	33,154
Banner Corp.	3,339	128,451
BBCN Bancorp Inc.	13,661	199,314
BBX Capital Corp. Class A (a)	1,350	23,530
Beneficial Mutual Bancorp Inc. (a)	4,981	63,657
Berkshire Hills Bancorp Inc.	4,303	101,077
BGC Partners Inc. Class A	29,847	221,763
Blue Hills Bancorp Inc. (a)	4,651	61,021
BNC Bancorp	3,427	53,667
BofI Holding Inc. (a)	2,439	177,340

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Boston Private Financial Holdings Inc.	13,770	$170,610
Bridge Bancorp Inc.	1,985	46,945
Bridge Capital Holdings (a)	1,736	39,477
Brookline Bancorp Inc.	12,156	103,934
Bryn Mawr Bank Corp.	2,341	66,321
C1 Financial Inc. (a)	436	7,905
Calamos Asset Management Inc. Class A	2,906	32,751
Camden National Corp.	1,310	45,850
Campus Crest Communities Inc.	11,301	72,326
Capital Bank Financial Corp. Class A (a)	4,171	99,603
Capital City Bank Group Inc.	1,922	26,024
Capitol Federal Financial Inc.	24,542	290,086
Capstead Mortgage Corp.	16,603	203,221
Cardinal Financial Corp.	5,499	93,868
CareTrust REIT Inc. (a)	3,472	49,650
Cascade Bancorp (a)	5,247	26,497
Cash America International Inc.	4,842	212,080
CatchMark Timber Trust Inc. Class A	3,150	34,524
Cathay General Bancorp	13,676	339,575
Cedar Realty Trust Inc.	13,514	79,733
Centerstate Banks Inc.	6,092	63,052
Central Pacific Financial Corp.	2,999	53,772
Century Bancorp Inc. Class A	624	21,603
Chambers Street Properties	40,933	308,225
Charter Financial Corp.	2,845	30,442
Chatham Lodging Trust	5,775	133,287
Chemical Financial Corp.	5,556	149,401
Chesapeake Lodging Trust	9,386	273,602
CIFC Corp.	843	7,629
Citizens & Northern Corp.	2,103	39,957
Citizens Inc. (a)	7,759	50,123
City Holding Co.	2,695	113,540
Clifton Bancorp Inc.	4,406	55,472
CNB Financial Corp.	2,594	40,726
CNO Financial Group Inc.	37,468	635,457
CoBiz Financial Inc.	6,267	70,065
Cohen & Steers Inc.	3,334	128,159
Colony Financial Inc.	18,571	415,619
Columbia Banking System Inc.	9,019	223,761
Community Bank System Inc.	6,963	233,887
Community Trust Bancorp Inc.	2,702	90,868
CommunityOne Bancorp (a)	1,876	16,546
ConnectOne Bancorp Inc.	3,828	72,923
Consolidated-Tomoka Land Co.	763	37,440
Consumer Portfolio Services Inc. (a)	3,593	23,031
CorEnergy Infrastructure Trust Inc.	5,366	40,138
Coresite Realty Corp.	3,671	120,666
Cousins Properties Inc.	37,754	451,160
Cowen Group Inc. Class A (a)	19,950	74,812
Crawford & Co. Class B	4,798	39,584
Credit Acceptance Corp. (a)	1,200	151,284
CU Bancorp (a)	1,723	32,392
CubeSmart	24,944	448,493
Customers Bancorp Inc. (a)	4,417	79,329
CVB Financial Corp.	18,163	260,639

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
CyrusOne Inc.	5,724	$137,605
CYS Investments Inc.	28,417	234,156
DCT Industrial Trust Inc.	56,994	428,025
Diamond Hill Investment Group	479	58,941
DiamondRock Hospitality Co.	33,798	428,559
Dime Community Bancshares	5,714	82,282
Donegal Group Inc.	1,325	20,352
DuPont Fabros Technology Inc.	11,050	298,792
Dynex Capital Inc.	9,546	77,132
Eagle Bancorp Inc. (a)	3,953	125,784
EastGroup Properties Inc.	5,426	328,761
Education Realty Trust Inc.	20,182	207,471
eHealth Inc. (a)	3,027	73,042
EMC Insurance Group Inc.	860	24,837
Empire State Realty Trust Inc. Class A	15,908	238,938
Employers Holdings Inc.	5,431	104,547
Encore Capital Group Inc. (a)	4,419	195,806
Enstar Group Ltd. (a)	1,472	200,663
Enterprise Bancorp Inc.	1,316	24,793
Enterprise Financial Services Corp.	3,382	56,547
EPR Properties	9,805	496,917
Equity One Inc.	10,630	229,927
ESB Financial Corp.	2,315	27,039
Essent Group Ltd. (a)	7,214	154,452
EverBank Financial Corp.	15,648	276,344
Evercore Partners Inc. Class A	5,709	268,323
Excel Trust Inc.	10,196	120,007
EZCORP Inc. Class A (a)	8,964	88,833
F.N.B. Corp.	29,588	354,760
FBL Financial Group Inc. Class A	1,655	73,978
FBR & Co. (a)	1,375	37,840
FCB Financial Holdings Inc. Class A (a)	1,287	29,228
Federal Agricultural Mortgage Corp. Class C	1,813	58,270
Federated National Holding Co.	2,311	64,916
FelCor Lodging Trust Inc.	21,486	201,109
Fidelity & Guaranty Life	1,962	41,889
Fidelity Southern Corp.	2,817	38,593
Financial Engines Inc.	8,849	302,769
Financial Institutions Inc.	2,360	53,053
First American Financial Corp.	18,372	498,249
First Bancorp (North Carolina)	3,420	54,788
First BanCorp (Puerto Rico) (a)	17,931	85,172
First Bancorp Inc.	1,755	29,256
First Busey Corp.	12,384	68,979
First Business Financial Services Inc.	658	28,886
First Cash Financial Services Inc. (a)	4,971	278,277
First Citizens BancShares Inc. Class A	1,298	281,186
First Commonwealth Financial Corp.	16,218	136,069
First Community Bancshares Inc.	2,915	41,655
First Connecticut Bancorp Inc.	2,695	39,078
First Defiance Financial Corp.	1,634	44,134
First Financial Bancorp	9,917	156,986
First Financial Bankshares Inc.	11,021	306,274
First Financial Corp. Indiana	1,982	61,343
First Financial Northwest Inc.	2,676	27,322

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Industrial Realty Trust Inc.	18,977	$320,901
First Interstate BancSystem Inc.	3,055	81,171
First Merchants Corp.	6,241	126,131
First Midwest Bancorp Inc.	12,927	207,995
First NBC Bank Holding Co. (a)	2,561	83,873
First of Long Island Corp., The	1,420	48,919
First Potomac Realty Trust	10,198	119,826
FirstMerit Corp.	28,422	500,227
Flagstar Bancorp Inc. (a)	3,544	59,646
Flushing Financial Corp.	5,158	94,237
Forestar Group Inc. (a)	6,088	107,879
Fox Chase Bancorp	2,012	32,816
Franklin Financial Corp. (a)	1,673	31,135
Franklin Street Properties Corp.	15,483	173,719
FXCM Inc. Class A	7,885	124,977
Gain Capital Holdings Inc.	3,933	25,053
GAMCO Investors Inc.	1,106	78,238
Geo Group Inc., The	12,470	476,603
German American Bancorp Inc.	2,316	59,776
Getty Realty Corp.	4,516	76,772
GFI Group Inc.	13,072	70,720
Glacier Bancorp Inc.	12,792	330,801
Gladstone Commercial Corp.	2,766	46,994
Glimcher Realty Trust	25,028	338,879
Global Indemnity PLC (a)	1,355	34,187
Government Properties Income Trust	11,724	256,873
Gramercy Property Trust Inc.	20,355	117,245
Great Southern Bancorp Inc.	1,798	54,551
Green Bancorp Inc. (a)	631	10,822
Green Dot Corp. Class A (a)	5,391	113,966
Greenhill & Co. Inc.	4,881	226,918
Greenlight Capital Re Ltd. Class A (a)	4,879	158,128
Guaranty Bancorp	2,476	33,451
Hallmark Financial Services Inc. (a)	2,453	25,290
Hampton Roads Bankshares Inc. (a)	5,921	9,059
Hancock Holding Co.	14,124	452,674
Hanmi Financial Corp.	5,469	110,255
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,745	51,756
Hatteras Financial Corp.	16,561	297,436
HCI Group Inc.	1,583	56,972
Healthcare Realty Trust Inc.	16,594	392,946
Heartland Financial USA Inc.	2,664	63,616
Heritage Commerce Corp.	3,696	30,344
Heritage Financial Corp.	5,183	82,099
Heritage Insurance Holdings Inc. (a)	1,138	17,138
Heritage Oaks Bancorp	3,905	27,335
Hersha Hospitality Trust	34,649	220,714
HFF Inc. Class A	5,663	163,944
Highwoods Properties Inc.	15,585	606,256
Hilltop Holdings Inc. (a)	11,617	232,921
Home Bancshares Inc.	9,298	273,454
Home Loan Servicing Solutions Ltd.	12,204	258,603
HomeStreet Inc.	2,534	43,306
HomeTrust Bancshares Inc. (a)	3,533	51,617
Horace Mann Educators Corp.	7,003	199,656

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Horizon Bancorp	1,597	$36,795
Hudson Pacific Properties Inc.	9,527	234,936
Hudson Valley Holding Corp.	2,619	47,535
IBERIABANK Corp.	5,383	336,491
Independence Holding Co.	1,269	16,865
Independent Bank Corp. (Michigan)	3,325	39,634
Independent Bank Group Inc.	1,571	74,544
Independent Bank Corp. (Massachusetts)	4,118	147,095
Infinity Property & Casualty Corp.	1,980	126,740
Inland Real Estate Corp.	15,498	153,585
International Bancshares Corp.	9,307	229,557
INTL FCStone Inc. (a)	2,680	46,418
Invesco Mortgage Capital	21,195	333,185
Investment Technology Group Inc. (a)	6,195	97,633
Investors Bancorp Inc.	61,676	624,778
Investors Real Estate Trust	18,638	143,513
iStar Financial Inc. (a)	14,570	196,695
Janus Capital Group Inc.	25,774	374,754
JG Wentworth Co. (a)	2,054	25,449
Kansas City Life Insurance Co.	656	29,094
KCG Holdings Inc. Class A (a)	7,751	78,518
Kearny Financial Corp. (a)	2,446	32,605
Kemper Corp.	7,959	271,800
Kennedy-Wilson Holdings Inc.	12,360	296,146
Kite Realty Group Trust	5,771	139,889
Ladder Capital Corp. Class A (a)	2,599	49,121
Ladenburg Thalmann Financial Services Inc. (a)	17,002	72,088
Lakeland Bancorp Inc.	6,534	63,772
Lakeland Financial Corp.	2,834	106,275
LaSalle Hotel Properties	17,956	614,813
Lexington Realty Trust	35,550	348,034
LTC Properties Inc.	6,033	222,557
Macatawa Bank Corp.	4,344	20,851
Mack-Cali Realty Corp.	15,285	292,096
Maiden Holdings Ltd.	8,584	95,111
MainSource Financial Group Inc.	3,567	61,531
Manning & Napier Inc.	2,312	38,818
Marcus & Millichap Inc. (a)	1,384	41,880
MarketAxess Holdings Inc.	6,481	400,915
Marlin Business Services Corp.	1,498	27,443
MB Financial Inc.	11,355	314,306
Meadowbrook Insurance Group Inc.	8,718	51,000
Medical Properties Trust Inc.	29,813	365,507
Mercantile Bank Corp.	2,846	54,216
Merchants Bancshares Inc.	933	26,301
Meridian Bancorp Inc. (a)	3,623	38,259
Meta Financial Group Inc.	1,047	36,917
Metro Bancorp Inc. (a)	2,500	60,625
MGIC Investment Corp. (a)	58,268	455,073
MidSouth Bancorp Inc.	1,500	28,050
MidWestOne Financial Group Inc.	1,263	29,062
Moelis & Co.	1,268	43,302
Monmouth Real Estate Investment Corp. Class A	9,430	95,432
Montpelier Re Holdings Ltd.	6,755	210,013

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Bank Holdings Corp. Class A	7,094	$135,637
National Bankshares Inc.	1,265	35,116
National General Holdings Corp.	6,171	104,228
National Health Investors Inc.	5,685	324,841
National Interstate Corp.	1,192	33,257
National Penn Bancshares Inc.	20,268	196,802
National Western Life Insurance Co.	376	92,876
Navigators Group Inc., The (a)	1,798	110,577
NBT Bancorp Inc.	7,508	169,080
Nelnet Inc. Class A	3,580	154,262
New Residential Investment Corp.	49,218	286,941
New York Mortgage Trust Inc.	15,944	115,275
New York REIT Inc.	27,613	283,862
NewBridge Bancorp (a)	5,706	43,309
NewStar Financial Inc. (a)	4,650	52,266
Nicholas Financial Inc.	1,897	21,986
NMI Holdings Inc. Class A (a)	8,657	74,883
Northfield Bancorp Inc.	9,115	124,146
Northrim BanCorp Inc.	1,205	31,848
Northwest Bancshares Inc.	16,254	196,673
OceanFirst Financial Corp.	2,352	37,420
OFG Bancorp	7,856	117,683
Old Line Bancshares Inc.	1,336	20,681
Old National Bancorp	19,551	253,576
OmniAmerican Bancorp Inc.	1,994	51,824
One Liberty Properties Inc.	2,135	43,191
OneBeacon Insurance Group Ltd. Class A	3,803	58,604
Oppenheimer Holdings Inc. Class A	1,768	35,802
Opus Bank (a)	822	25,178
Oritani Financial Corp.	7,821	110,198
Owens Realty Mortgage Inc.	1,781	25,379
Pacific Continental Corp.	3,093	39,745
Pacific Premier Bancorp Inc. (a)	2,950	41,448
Palmetto Bancshares Inc.	810	11,453
Park National Corp.	2,200	165,924
Park Sterling Corp.	7,711	51,124
Parkway Properties Inc.	13,376	251,201
Peapack-Gladstone Financial Corp.	2,126	37,205
Pebblebrook Hotel Trust	11,597	433,032
Penns Woods Bancorp Inc.	855	36,124
Pennsylvania Real Estate Investment Trust	11,825	235,790
PennyMac Financial Services Inc. Class A (a)	2,351	34,442
PennyMac Mortgage Investment Trust	12,694	272,032
Peoples Bancorp Inc.	1,936	45,980
Peoples Financial Services Corp.	1,269	58,361
PHH Corp. (a)	9,876	220,827
Phoenix Companies Inc., The (a)	991	55,555
Physicians Realty Trust	7,828	107,400
PICO Holdings Inc. (a)	3,993	79,660
Pinnacle Financial Partners Inc.	6,105	220,390
Piper Jaffray Companies Inc. (a)	2,801	146,324
Platinum Underwriters Holdings Ltd.	4,649	282,985
Portfolio Recovery Associates Inc. (a)	8,605	449,439
Potlatch Corp.	7,026	282,515

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Preferred Bank (a)	2,033	$45,783
Primerica Inc.	9,411	453,798
PrivateBancorp Inc.	12,305	368,043
Prosperity Bancshares Inc.	11,998	685,926
Provident Financial Services Inc.	10,365	169,675
PS Business Parks Inc.	3,367	256,363
Pzena Investment Management Inc. Class A	1,958	18,699
QTS Realty Trust Inc. Class A	2,138	64,888
Radian Group Inc.	32,886	468,954
RAIT Financial Trust	14,014	104,124
Ramco-Gershenson Properties Trust	13,048	212,030
RCS Capital Corp. Class A	1,590	35,807
RE/MAX Holdings Inc. Class A	1,870	55,595
Redwood Trust Inc.	14,323	237,475
Regional Management Corp. (a)	1,843	33,082
Renasant Corp.	5,392	145,854
Republic Bancorp Inc. Class A	1,750	41,458
Republic First Bancorp Inc. (a)	5,192	20,197
Resource America Inc. Class A	2,181	20,305
Resource Capital Corp.	22,545	109,794
Retail Opportunity Investments Corp.	15,499	227,835
Rexford Industrial Realty Inc.	7,855	108,713
RLI Corp.	7,392	320,000
RLJ Lodging Trust	22,581	642,881
Rouse Properties Inc.	6,377	103,116
Ryman Hospitality Properties Inc.	7,511	355,270
S&T Bancorp Inc.	5,103	119,716
Sabra Health Care REIT Inc.	8,131	197,746
Safeguard Scientifics Inc. (a)	3,529	64,934
Safety Insurance Group Inc.	2,224	119,896
Sandy Spring Bancorp Inc.	4,293	98,267
Saul Centers Inc.	1,648	77,028
Seacoast Banking Corporation of Florida (a)	3,250	35,522
Select Income REIT	6,339	152,453
Selective Insurance Group Inc.	9,664	213,961
ServisFirst Bancshares Inc.	300	8,640
Sierra Bancorp	2,151	36,051
Silver Bay Realty Trust Corp.	5,721	92,737
Silvercrest Asset Management Group Inc. Class A	988	13,457
Simmons First National Corp.	2,791	107,509
South State Corp.	4,151	232,124
Southside Bancshares Inc.	3,230	107,398
Southwest Bancorp Inc.	3,435	56,334
Sovran Self Storage Inc.	5,696	423,555
Springleaf Holdings Inc. (a)	4,248	135,639
Square 1 Financial Inc. Class A (a)	1,177	22,634
St. Joe Co., The (a)	6,564	130,821
STAG Industrial Inc.	8,251	170,878
Starwood Waypoint Residential Trust	6,749	175,541
State Auto Financial Corp.	2,602	53,367
State Bank Financial Corp.	5,532	89,840
Sterling Bancorp	14,382	183,946
Stewart Information Services Corp.	3,741	109,798
Stifel Financial Corp. (a)	11,264	528,169

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Stock Yards Bancorp Inc.	2,511	$75,581
Stonegate Bank	1,675	43,131
Stonegate Mortgage Corp. (a)	2,436	31,644
Strategic Hotels & Resorts Inc. (a)	42,567	495,906
Suffolk Bancorp	2,040	39,596
Summit Hotel Properties Inc.	14,755	159,059
Sun Bancorp Inc. (a)	1,436	26,006
Sun Communities Inc.	8,219	415,060
Sunstone Hotel Investors Inc.	35,540	491,163
Susquehanna Bancshares Inc.	32,227	322,270
SWS Group Inc. (a)	5,173	35,642
Symetra Financial Corp.	12,936	301,797
Talmer Bancorp Inc. Class A	3,159	43,689
Tejon Ranch Co. (a)	2,373	66,539
Terreno Realty Corp.	5,662	106,615
Territorial Bancorp Inc.	1,574	31,936
Texas Capital Bancshares Inc. (a)	7,407	427,236
Third Point Reinsurance Ltd. (a)	9,782	142,328
Tiptree Financial Inc. Class A (a)	1,139	9,408
Tompkins Financial Corp.	2,587	114,035
TowneBank	5,007	67,995
Trade Street Residential Inc.	3,081	21,998
Tree.com Inc. (a)	1,057	37,936
Trico Bancshares	2,833	64,082
Tristate Capital Holdings Inc. (a)	3,684	33,414
Trustco Bank Corp. NY	16,296	104,946
Trustmark Corp.	11,568	266,469
UMB Financial Corp.	6,485	353,757
UMH Properties Inc.	3,097	29,422
Umpqua Holdings Corp.	28,652	471,898
Union Bankshares Corp.	8,000	184,800
United Bankshares Inc.	11,847	366,428
United Community Banks Inc.	8,645	142,297
United Community Financial Corp.	8,740	40,903
United Financial Bancorp Inc.	9,068	115,073
United Fire Group Inc.	3,518	97,695
United Insurance Holdings Corp.	2,848	42,720
Universal Health Realty Income Trust	2,159	89,987
Universal Insurance Holdings Inc.	5,380	69,563
Univest Corp. of Pennsylvania	2,876	53,925
Urstadt Biddle Properties Inc.	4,421	89,746
Valley National Bancorp	34,487	334,179
ViewPoint Financial Group Inc.	6,876	164,611
Virtus Investment Partners Inc.	1,208	209,830
Walker & Dunlop Inc. (a)	3,161	42,010
Walter Investment Management Corp. (a)	6,558	143,948
Washington Federal Inc.	17,451	355,302
Washington Real Estate Investment Trust	11,548	293,088
Washington Trust Bancorp Inc.	2,510	82,805
Waterstone Financial Inc.	5,879	67,902
Webster Financial Corp.	15,523	452,340
WesBanco Inc.	4,510	137,961
West Bancorporation	2,667	37,685
Westamerica Bancorporation	4,522	210,363
Western Alliance Bancorp (a)	12,967	309,911

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Western Asset Mortgage Capital Corp.	7,361	$108,796
Westwood Holdings Group Inc.	1,246	70,636
Whitestone REIT	3,780	52,693
Wilshire Bancorp Inc.	12,186	112,477
Wintrust Financial Corp.	7,998	357,271
WisdomTree Investments Inc. (a)	18,523	210,792
World Acceptance Corp. (a)	1,381	93,218
WSFS Financial Corp.	1,526	109,277
Yadkin Financial Corp. (a)	3,525	64,014

		65,853,420

Health Care (13.26%)
Abaxis Inc.	3,856	195,542
Abiomed Inc. (a)	6,856	170,234
Acadia Healthcare Company Inc. (a)	7,326	355,311
ACADIA Pharmaceuticals Inc. (a)	13,522	334,805
Accelerate Diagnostics Inc. (a)	3,939	84,610
Acceleron Pharma Inc. (a)	2,854	86,305
Accuray Inc. (a)	13,270	96,340
AcelRx Pharmaceuticals Inc. (a)	4,377	24,030
Achaogen Inc. (a)	1,157	10,367
Achillion Pharmaceuticals Inc. (a)	16,714	166,806
Acorda Therapeutics Inc. (a)	7,155	242,411
Actinium Pharmaceuticals Inc. (a)	3,645	24,422
Adamas Pharmaceuticals Inc. (a)	475	8,844
Addus HomeCare Corp. (a)	1,101	21,580
Adeptus Health Inc. Class A (a)	927	23,082
Aegerion Pharmaceuticals Inc. (a)	5,106	170,438
Aerie Pharmaceuticals Inc. (a)	1,821	37,676
Affymetrix Inc. (a)	12,421	99,120
Agenus Inc. (a)	10,728	33,364
Agios Pharmaceuticals Inc. (a)	2,318	142,209
Air Methods Corp. (a)	6,734	374,074
Akebia Therapeutics Inc. (a)	1,351	29,898
Akorn Inc. (a)	10,682	387,436
Albany Molecular Research Inc. (a)	4,002	88,324
Alder Biopharmaceuticals Inc. (a)	1,378	17,473
Alimera Sciences Inc. (a)	4,523	24,515
Alliance HealthCare Services Inc. (a)	847	19,151
Almost Family Inc. (a)	1,422	38,636
AMAG Pharmaceuticals Inc. (a)	3,797	121,162
Amedisys Inc. (a)	4,617	93,125
AMN Healthcare Services Inc. (a)	8,052	126,416
Amphastar Pharmaceuticals Inc. (a)	1,453	16,927
Ampio Pharmaceuticals Inc. (a)	7,180	25,345
Amsurg Corp. (a)	7,269	363,813
Anacor Pharmaceuticals Inc. (a)	5,633	137,840
Analogic Corp.	2,127	136,043
Angiodynamics Inc. (a)	4,184	57,404
ANI Pharmaceuticals Inc. (a)	1,190	33,653
Anika Therapeutics Inc. (a)	2,506	91,870
Antares Pharma Inc. (a)	20,465	37,451
Applied Genetic Technologies Corp. (a)	944	17,568
Aratana Therapeutics Inc. (a)	4,820	48,393
Ardelyx Inc. (a)	726	10,316

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Arena Pharmaceuticals Inc. (a)	37,773	$158,269
ARIAD Pharmaceuticals Inc. (a)	28,621	154,553
Array Biopharma Inc. (a)	21,887	78,137
Arrowhead Research Corp. (a)	8,880	131,158
AtriCure Inc. (a)	4,752	69,949
Atrion Corp.	259	78,998
Auspex Pharmaceuticals Inc. (a)	1,615	41,457
Auxilium Pharmaceuticals Inc. (a)	8,635	257,755
Avalanche Biotechnologies Inc. (a)	1,150	39,318
AVANIR Pharmaceuticals Inc. Class A (a)	29,372	350,114
BioCryst Pharmaceuticals Inc. (a)	11,974	117,106
BioDelivery Sciences International Inc. (a)	7,148	122,159
Bio-Path Holdings Inc. (a)	12,497	25,119
Bio-Reference Laboratories Inc. (a)	4,281	120,125
BioScrip Inc. (a)	11,840	81,814
BioSpecifics Technologies Corp. (a)	611	21,568
BioTelemetry Inc. (a)	4,494	30,155
BioTime Inc. (a)	8,910	27,977
Bluebird Bio Inc. (a)	3,737	134,084
Cambrex Corp. (a)	5,250	98,070
Cantel Medical Corp.	5,815	199,920
Capital Senior Living Corp. (a)	5,057	107,360
Cara Therapeutics Inc. (a)	979	8,214
Cardiovascular Systems Inc. (a)	4,728	111,723
Castlight Health Inc. Class B (a)	2,239	28,973
Catalent Inc. (a)	8,353	209,076
Celldex Therapeutics Inc. (a)	15,344	198,858
Cellular Dynamics International Inc. (a)	1,647	11,578
Cempra Inc. (a)	3,940	43,182
Cepheid Inc. (a)	11,977	527,347
Cerus Corp. (a)	12,679	50,843
Chemed Corp.	3,029	311,684
ChemoCentryx Inc. (a)	4,531	20,390
Chimerix Inc. (a)	4,598	126,997
Clovis Oncology Inc. (a)	4,230	191,873
Computer Programs & Systems Inc.	1,913	109,978
Conmed Corp.	4,678	172,338
Corcept Therapeutics Inc. (a)	9,511	25,489
Corvel Corp. (a)	1,904	64,831
Cross Country Healthcare Inc. (a)	5,341	49,618
CryoLife Inc.	4,962	48,975
CTI BioPharma Corp. (a)	23,320	56,434
Cyberonics Inc. (a)	4,600	235,336
Cynosure Inc. Class A (a)	3,858	81,018
Cytokinetics Inc. (a)	5,883	20,708
Cytori Therapeutics Inc. (a)	11,722	7,924
CytRx Corp. (a)	9,644	24,496
Dendreon Corp. (a)	27,696	39,882
DepoMed Inc. (a)	9,978	151,566
Derma Sciences Inc. (a)	3,901	32,495
Dexcom Inc. (a)	12,864	514,431
Dicerna Pharmaceuticals Inc. (a)	638	8,122
Durata Therapeutics Inc. (a)	2,704	34,287
Dyax Corp. (a)	23,356	236,363
Dynavax Technologies Corp. (a)	44,587	63,759

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Egalet Corp. (a)	752	$4,286
Eleven Biotherapeutics Inc. (a)	817	9,101
Emergent Biosolutions Inc. (a)	5,064	107,914
Enanta Pharmaceuticals Inc. (a)	1,795	71,028
Endocyte Inc. (a)	6,481	39,404
Endologix Inc. (a)	11,120	117,872
Ensign Group Inc., The	3,413	118,772
Enzo Biochem Inc. (a)	5,861	30,184
Epizyme Inc. (a)	2,214	60,022
Esperion Therapeutics Inc. (a)	713	17,440
Exact Sciences Corp. (a)	14,190	275,002
Exactech Inc. (a)	1,714	39,233
ExamWorks Group Inc. (a)	5,967	195,419
Exelixis Inc. (a)	34,004	52,026
Five Prime Therapeutics Inc. (a)	2,970	34,838
Five Star Quality Care Inc. (a)	7,511	28,316
Flexion Therapeutics Inc. (a)	821	14,991
Fluidigm Corp. (a)	4,794	117,453
Foundation Medicine Inc. (a)	2,419	45,864
Furiex Pharmaceuticals Inc. (a) (b)	1,244	12,154
Galectin Therapeutics Inc. (a)	3,110	15,643
Galena Biopharma Inc. (a)	20,554	42,341
GenMark Diagnostics Inc. (a)	7,196	64,548
Genocea Biosciences Inc. (a)	708	6,407
Genomic Health Inc. (a)	2,856	80,853
Gentiva Health Services Inc. (a)	5,382	90,310
Geron Corp. (a)	27,177	54,354
Globus Medical Inc. Class A (a)	11,318	222,625
Greatbatch Inc. (a)	4,287	182,669
Haemonetics Corp. (a)	8,962	312,953
Halozyme Therapeutics Inc. (a)	17,755	161,570
Hanger Inc. (a)	6,106	125,295
HealthEquity Inc. (a)	1,741	31,878
Healthsouth Corp.	15,174	559,921
HealthStream Inc. (a)	3,664	87,973
Healthways Inc. (a)	5,372	86,059
HeartWare International Inc. (a)	2,905	225,515
Heron Therapeutics Inc. (a)	3,920	32,654
HMS Holdings Corp. (a)	15,126	285,125
Horizon Pharma PLC (a)	11,112	136,455
Hyperion Therapeutics Inc. (a)	2,358	59,469
ICU Medical Inc. (a)	2,323	149,090
Idera Pharmaceuticals Inc. (a)	10,399	23,814
Immune Design Corp. (a)	954	16,848
ImmunoGen Inc. (a)	14,714	155,821
Immunomedics Inc. (a)	14,409	53,601
Impax Laboratories Inc. (a)	12,087	286,583
Imprivata Inc. (a)	917	14,232
Infinity Pharmaceuticals Inc. (a)	8,308	111,493
Inogen Inc. (a)	901	18,570
Inovio Pharmaceuticals Inc. (a)	10,437	102,804
Insmed Inc. (a)	8,465	110,468
Insulet Corp. (a)	9,516	350,665
Insys Therapeutics Inc. (a)	1,737	67,361
Integra LifeSciences Holdings Corp. (a)	4,283	212,608
Intersect ENT Inc. (a)	944	14,632

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Intra-Cellular Therapies Inc. (a)	2,927	$40,129
Intrexon Corp. (a)	6,181	114,843
Invacare Corp.	5,593	66,053
IPC The Hospitalist Co. (a)	2,954	132,310
Ironwood Pharmaceuticals Inc. (a)	20,612	267,028
Isis Pharmaceuticals Inc. (a)	20,196	784,211
K2M Group Holdings Inc. (a)	1,491	21,515
Karyopharm Therapeutics Inc. (a)	2,312	80,781
Keryx Biopharmaceuticals Inc. (a)	15,777	216,934
Kindred Biosciences Inc. (a)	1,881	17,399
Kindred Healthcare Inc.	11,100	215,340
Kite Pharma Inc. (a)	1,446	41,211
KYTHERA Biopharmaceuticals Inc. (a)	2,960	96,970
Landauer Inc.	1,635	53,971
Lannett Company Inc. (a)	4,423	202,043
LDR Holding Corp. (a)	2,864	89,156
Lexicon Pharmaceuticals Inc. (a)	39,850	56,188
LHC Group Inc. (a)	2,169	50,321
Ligand Pharmaceuticals Inc. Class B (a)	3,561	167,331
Loxo Oncology Inc. (a)	517	6,788
Luminex Corp. (a)	6,450	125,775
MacroGenics Inc. (a)	3,455	72,210
Magellan Health Inc. (a)	4,745	259,694
MannKind Corp. (a)	39,165	231,465
Masimo Corp. (a)	8,329	177,241
MedAssets Inc. (a)	10,624	220,129
Medicines Co., The (a)	11,171	249,337
Medidata Solutions Inc. (a)	9,293	411,587
Merge Healthcare Inc. (a)	12,151	26,732
Meridian Bioscience Inc.	7,138	126,271
Merit Medical Systems Inc. (a)	7,488	88,957
Merrimack Pharmaceuticals Inc. (a)	16,771	147,249
MiMedx Group Inc. (a)	15,988	113,994
Mirati Therapeutics Inc. (a)	1,216	21,292
Molina Healthcare Inc. (a)	5,191	219,579
Momenta Pharmaceuticals Inc. (a)	8,231	93,340
MWI Veterinary Supply Inc. (a)	2,216	328,854
NanoString Technologies Inc. (a)	1,716	18,773
NanoViricides Inc. (a)	6,854	20,562
National Healthcare Corp.	1,760	97,698
National Research Corp. Class A (a)	1,572	20,452
National Research Corp. Class B (a)	241	8,941
Natus Medical Inc. (a)	5,539	163,456
Navidea Biopharmaceuticals Inc. (a)	25,999	34,319
Nektar Therapeutics (a)	21,882	264,116
Neogen Corp. (a)	6,297	248,732
NeoStem Inc. (a)	4,029	22,280
Neuralstem Inc. (a)	11,874	38,947
Neurocrine Biosciences Inc. (a)	13,047	204,446
NewLink Genetics Corp. (a)	3,360	71,971
Northwest Biotherapeutics Inc. (a)	6,163	31,000
Novavax Inc. (a)	40,732	169,852
NPS Pharmaceuticals Inc. (a)	18,269	474,994
NuVasive Inc. (a)	7,993	278,716
NxStage Medical Inc. (a)	10,550	138,522

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Ocular Therapeutix Inc. (a)	915	$13,698
Ohr Pharmaceutical Inc. (a)	3,618	26,230
Omeros Corp. (a)	5,768	73,369
Omnicell Inc. (a)	6,246	170,703
OncoMed Pharmaceuticals Inc. (a)	2,177	41,211
Oncothyreon Inc. (a)	13,143	25,235
Ophthotech Corp. (a)	2,360	91,875
Opko Health Inc. (a)	33,896	288,455
OraSure Technologies Inc. (a)	9,685	69,926
Orexigen Therapeutics Inc. (a)	21,129	90,010
Organovo Holdings Inc. (a)	10,802	68,809
Orthofix International NV (a)	3,135	97,060
Osiris Therapeutics Inc. (a)	3,276	41,245
Otonomy Inc. (a)	1,188	28,512
OvaScience Inc. (a)	2,620	43,492
Owens & Minor Inc.	10,805	353,756
Oxford Immunotec Global PLC (a)	2,212	33,777
Pacific Biosciences of California Inc. (a)	9,965	48,928
Pacira Pharmaceuticals Inc. (a)	6,121	593,247
Pain Therapeutics Inc. (a)	6,414	25,079
Parexel International Corp. (a)	9,791	617,714
PDL BioPharma Inc.	27,735	207,180
Peregrine Pharmaceuticals Inc. (a)	30,612	41,632
Pernix Therapeutics Holdings Inc. (a)	5,757	44,214
PharMerica Corp. (a)	5,145	125,692
Phibro Animal Health Corp. Class A	2,498	55,980
PhotoMedex Inc. (a)	2,379	14,750
Portola Pharmaceuticals Inc. (a)	6,307	159,441
Pozen Inc.	4,658	34,190
Prestige Brands Holdings Inc. (a)	8,913	288,514
Progenics Pharmaceuticals Inc. (a)	12,124	62,924
Prothena Corp. PLC (a)	4,572	101,316
Providence Service Corp. (a)	1,990	96,276
PTC Therapeutics Inc. (a)	3,778	166,270
Puma Biotechnology Inc. (a)	3,989	951,656
Quality Systems Inc.	8,622	118,725
Quidel Corp. (a)	4,896	131,556
Radius Health Inc. (a)	1,143	24,003
Radnet Inc. (a)	5,609	37,132
Raptor Pharmaceutical Corp. (a)	10,690	102,517
Receptos Inc. (a)	3,173	197,075
Regado Bioscience Inc. (a)	2,615	2,955
Regulus Therapeutics Inc. (a)	2,339	15,975
Relypsa Inc. (a)	2,924	61,667
Repligen Corp. (a)	5,489	109,286
Repros Therapeutics Inc. (a)	4,035	39,946
Retrophin Inc. (a)	3,705	33,419
Revance Therapeutics Inc. (a)	1,437	27,777
Rigel Pharmaceuticals Inc. (a)	15,301	29,684
Rockwell Medical Inc. (a)	7,061	64,538
Roka Bioscience Inc. (a)	742	7,457
RTI Surgical Inc. (a)	9,588	45,831
Sage Therapeutics Inc. (a)	941	29,642
Sagent Pharmaceuticals Inc. (a)	3,782	117,620
Sangamo BioSciences Inc. (a)	11,662	125,775

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Sarepta Therapeutics Inc. (a)	6,988	$147,447
SciClone Pharmaceuticals Inc. (a)	8,815	60,735
Select Medical Holdings Corp.	13,613	163,764
Sequenom Inc. (a)	19,907	59,124
Skilled Healthcare Group Inc. Class A (a)	3,970	26,202
Spectranetics Corp., The (a)	7,114	189,019
Spectrum Pharmaceuticals Inc. (a)	11,425	93,000
STAAR Surgical Co. (a)	6,555	69,680
Stemline Therapeutics Inc. (a)	2,005	24,982
STERIS Corp.	10,155	547,964
Sucampo Pharmaceuticals Inc. Class A (a)	2,985	19,402
Sunesis Pharmaceuticals Inc. (a)	8,578	61,247
Supernus Pharmaceuticals Inc. (a)	5,062	43,989
Surgical Care Affiliates Inc. (a)	2,171	58,031
SurModics Inc. (a)	2,395	43,493
Symmetry Medical Inc. (a)	6,563	66,221
Synageva BioPharma Corp. (a)	3,666	252,147
Synergy Pharmaceuticals Inc. (a)	16,235	45,214
Synta Pharmaceuticals Corp. (a)	10,996	33,098
T2 Biosystems Inc. (a)	965	17,457
Tandem Diabetes Care Inc. (a)	1,346	18,063
Team Health Holdings Inc. (a)	12,103	701,853
Tesaro Inc. (a)	3,349	90,155
Tetraphase Pharmaceuticals Inc. (a)	3,813	76,069
TG Therapeutics Inc. (a)	4,071	43,438
TherapeuticsMD Inc. (a)	18,473	85,715
Theravance Biopharma Inc. (a)	4,005	92,315
Theravance Inc.	14,143	241,704
Thoratec Corp. (a)	9,768	261,099
Threshold Pharmaceuticals Inc. (a)	9,052	32,678
Tornier NV (a)	6,075	145,192
TransEnterix Inc. (a)	4,904	21,381
Triple-S Management Corp. Class B (a)	4,265	84,874
TriVascular Technologies Inc. (a)	1,255	18,172
Trupanion Inc. (a)	1,340	11,390
U.S. Physical Therapy Inc.	2,091	74,000
Ultragenyx Pharmaceutical Inc. (a)	1,192	67,467
Unilife Corp. (a)	18,251	41,886
Universal American Corp. (a)	6,893	55,420
Utah Medical Products Inc.	646	31,499
Vanda Pharmaceuticals Inc. (a)	5,928	61,533
Vascular Solutions Inc. (a)	2,963	73,186
Veracyte Inc. (a)	1,106	10,784
Verastem Inc. (a)	3,605	30,715
Versartis Inc. (a)	1,195	22,693
Vital Therapies Inc. (a)	893	18,226
VIVUS Inc. (a)	15,735	60,737
Vocera Communications Inc. (a)	3,929	31,707
Volcano Corp. (a)	8,947	95,196
WellCare Health Plans Inc. (a)	7,552	455,688
West Pharmaceutical Services Inc.	12,149	543,789
Wright Medical Group Inc. (a)	8,586	260,156
Xencor Inc. (a)	2,606	24,262
Xenoport Inc. (a)	10,118	54,435
XOMA Corp. (a)	14,566	61,323

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Zafgen Inc. (a)	1,110	$21,812
Zeltiq Aesthetics Inc. (a)	4,944	111,883
ZIOPHARM Oncology Inc. (a)	13,713	36,202
Zogenix Inc. (a)	21,289	24,482
ZS Pharma Inc. (a)	1,144	44,879

		37,550,033

Industrials (13.57%)
Aaon Inc.	7,235	123,063
AAR Corp.	6,798	164,172
ABM Industries Inc.	9,572	245,905
Acacia Research Corp.	8,637	133,701
Acco Brands Corp. (a)	19,610	135,309
Accuride Corp. (a)	6,594	24,991
Aceto Corp.	4,986	96,330
Actuant Corp. Class A	12,242	373,626
Advanced Drainage Systems Inc. (a)	2,585	54,156
Advisory Board Co., The (a)	6,326	294,728
Aegion Corp. (a)	6,618	147,250
Aerovironment Inc. (a)	3,310	99,532
Air Transport Services Group Inc. (a)	8,905	64,828
Aircastle Ltd.	11,100	181,596
Alamo Group Inc.	1,203	49,323
Albany International Corp. Class A	4,825	164,243
Allegiant Travel Co.	2,365	292,456
Altra Industrial Motion Corp.	4,645	135,448
Ameresco Inc. Class A (a)	3,651	25,009
American Railcar Industries Inc.	1,616	119,455
American Science & Engineering Inc.	1,339	74,154
American Woodmark Corp. (a)	2,125	78,328
Apogee Enterprises Inc.	5,003	199,119
Applied Industrial Technologies Inc.	7,184	327,950
ARC Document Solutions Inc. (a)	7,090	57,429
ARC Group Worldwide Inc. (a)	522	8,154
ArcBest Corp.	4,463	166,470
Argan Inc.	2,192	73,169
Astec Industries Inc.	3,224	117,579
Astronics Corp. (a)	2,708	129,117
Astronics Corp. Class B (a)	541	25,698
Atlas Air Worldwide Holdings Inc. (a)	4,338	143,241
AZZ Inc.	4,400	183,788
Baltic Trading Ltd.	8,444	34,958
Barnes Group Inc.	9,330	283,166
Barrett Business Services Inc.	1,255	49,560
Beacon Roofing Supply Inc. (a)	8,493	216,402
Blount International Inc. (a)	8,526	128,998
Brady Corp.	8,276	185,713
Briggs & Stratton Corp.	8,024	144,592
Brink’s Co., The	8,329	200,229
Builders FirstSource Inc. (a)	8,015	43,682
CAI International Inc. (a)	2,816	54,490
Capstone Turbine Corp. (a)	57,508	61,534
Casella Waste Systems Inc. Class A (a)	6,749	25,984
CBIZ Inc. (a)	7,320	57,608
CDI Corp.	2,355	34,195
CECO Environmental Corp.	3,576	47,918

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Celadon Group Inc.	3,621	$70,428
Cenveo Inc. (a)	9,868	24,374
Chart Industries Inc. (a)	5,243	320,505
CIRCOR International Inc.	3,046	205,087
Civeo Corp.	16,123	187,188
Clarcor Inc.	8,673	547,093
Columbus McKinnon Corp.	3,390	74,546
Comfort Systems USA Inc.	6,561	88,902
Commercial Vehicle Group Inc. (a)	4,569	28,236
Continental Building Products Inc. (a)	2,086	30,456
Corporate Executive Board Co., The	5,846	351,169
Corporate Resource Services Inc. (a)	2,793	4,190
CRA International Inc. (a)	1,772	45,062
Cubic Corp.	3,561	166,655
Curtiss-Wright Corp.	8,285	546,147
Deluxe Corp.	8,612	475,038
DigitalGlobe Inc. (a)	12,947	368,989
Douglas Dynamics Inc.	3,784	73,788
Ducommun Inc. (a)	1,875	51,394
DXP Enterprises Inc. (a)	2,220	163,570
Dycom Industries Inc. (a)	5,862	180,022
Dynamic Materials Corp.	2,415	46,006
Echo Global Logistics Inc. (a)	4,050	95,378
EMCOR Group Inc.	11,589	463,096
Encore Wire Corp.	3,551	131,707
Energy Recovery Inc. (a)	6,819	24,139
EnerSys	8,077	473,635
Engility Holdings Inc. (a)	2,986	93,074
Ennis Inc.	4,570	60,187
Enphase Energy Inc. (a)	3,186	47,758
EnPro Industries Inc. (a)	3,924	237,520
Erickson Inc. (a)	988	12,834
ESCO Technologies Inc.	4,565	158,771
Esterline Technologies Corp. (a)	5,473	608,981
ExOne Co., The (a)	1,722	35,973
Exponent Inc.	2,285	161,961
Federal Signal Corp.	10,809	143,111
Forward Air Corp.	5,358	240,199
Franklin Covey Co. (a)	1,870	36,633
Franklin Electric Co. Inc.	8,158	283,409
Freightcar America Inc.	2,061	68,631
FTI Consulting Inc. (a)	7,048	246,398
FuelCell Energy Inc. (a)	39,909	83,410
Furmanite Corp. (a)	6,590	44,548
G&K Services Inc. Class A	3,412	188,957
GenCorp Inc. (a)	10,309	164,635
Generac Holdings Inc. (a)	11,858	480,723
General Cable Corp.	8,323	125,511
General Finance Corp. (a)	1,823	16,170
Gibraltar Industries Inc. (a)	5,250	71,873
Global Brass & Copper Holdings Inc.	3,669	53,824
Global Power Equipment Group Inc.	3,013	44,894
Gorman-Rupp Co., The	3,223	96,819
GP Strategies Corp. (a)	2,582	74,155
GrafTech International Ltd. (a)	20,067	91,907
Graham Corp.	1,789	51,434

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Granite Construction Inc.	6,730	$214,081
Great Lakes Dredge & Dock Co. (a)	10,403	64,291
Greenbrier Companies Inc., The	4,748	348,408
Griffon Corp.	6,800	77,452
H&E Equipment Services Inc.	5,354	215,659
Harsco Corp.	13,863	296,807
Hawaiian Holdings Inc. (a)	7,723	103,874
Healthcare Services Group Inc.	12,027	344,092
Heartland Express Inc.	9,340	223,786
Heico Corp.	11,441	534,295
Heidrick & Struggles International Inc.	3,066	62,976
Heritage-Crystal Clean Inc. (a)	1,624	24,133
Herman Miller Inc.	10,162	303,336
Hill International Inc. (a)	5,362	21,448
Hillenbrand Inc.	10,801	333,643
HNI Corp.	7,733	278,311
Houston Wire & Cable Co.	2,988	35,796
Hub Group Inc. (a)	6,329	256,514
Hurco Companies Inc.	1,117	42,066
Huron Consulting Group Inc. (a)	4,065	247,843
Hyster-Yale Materials Handling Inc.	1,758	125,908
ICF International Inc. (a)	3,478	107,088
Innerworkings Inc. (a)	6,231	50,409
Insperity Inc.	3,874	105,915
Insteel Industries Inc.	3,154	64,846
Interface Inc.	11,511	185,788
International Shipholding Corp.	1,022	18,284
JetBlue Airways Corp. (a)	42,743	453,931
John Bean Technologies Corp.	4,998	140,594
Kadant Inc.	1,899	74,156
Kaman Corp.	4,699	184,671
Kelly Services Inc. Class A	4,643	72,756
Keyw Holding Corp., The (a)	5,583	61,804
Kforce Inc.	4,671	91,411
Kimball International Inc. Class B	5,862	88,223
Knight Transportation Inc.	10,255	280,884
Knightsbridge Tankers Ltd.	5,807	51,392
Knoll Inc.	8,334	144,262
Korn/Ferry International (a)	8,553	212,970
Kratos Defense & Security Solutions Inc. (a)	7,885	51,726
L.B. Foster Co. Class A	1,799	82,646
Layne Christensen Co. (a)	3,308	32,121
Lindsay Corp.	2,234	166,992
LMI Aerospace Inc. (a)	1,764	22,579
LSI Industries Inc.	3,588	21,779
Lydall Inc. (a)	2,886	77,951
Manitex International Inc. (a)	2,440	27,548
Marten Transport Ltd.	4,068	72,451
Masonite International Corp. (a)	5,071	280,832
MasTec Inc. (a)	11,252	344,536
Matson Inc.	7,409	185,447
Matthews International Corp. Class A	5,127	225,024
McGrath Rentcorp	4,444	151,985
Meritor Inc. (a)	16,864	182,974
Miller Industries Inc.	1,840	31,096

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Mistras Group Inc. (a)	2,853	$58,201
Mobile Mini Inc.	8,019	280,424
Moog Inc. Class A (a)	7,645	522,918
MSA Safety Inc.	5,071	250,507
Mueller Industries Inc.	9,746	278,151
Mueller Water Products Inc. (c)	27,374	226,657
Multi-Color Corp.	2,123	96,554
MYR Group Inc. (a)	3,680	88,614
National Presto Industries Inc.	834	50,632
Navigant Consulting Inc. (a)	8,582	119,376
Navios Maritime Holdings Inc.	13,700	82,200
NCI Building Systems Inc. (a)	4,852	94,129
NL Industries Inc.	1,105	8,133
NN Inc.	3,017	80,614
Norcraft Companies Inc. (a)	1,399	22,314
Nortek Inc. (a)	1,551	115,550
Northwest Pipe Co. (a)	1,641	55,958
Omega Flex Inc.	508	9,886
On Assignment Inc. (a)	9,340	250,779
Orbital Sciences Corp. (a)	10,357	287,925
Orion Marine Group Inc. (a)	4,912	49,022
P.A.M. Transportation Services Inc. (a)	530	19,212
Park-Ohio Holdings Corp.	1,492	71,407
Patrick Industries Inc. (a)	1,412	59,812
Patriot Transportation Holding Inc. (a)	1,156	39,212
Paylocity Holding Corp. (a)	1,439	28,276
Pendrell Corp. (a)	27,207	36,457
Performant Financial Corp. (a)	5,085	41,087
PGT Inc. (a)	8,140	75,865
Pike Corp. (a)	4,869	57,892
Plug Power Inc. (a)	28,560	131,090
Ply Gem Holdings Inc. (a)	3,678	39,870
Polypore International Inc. (a)	7,752	301,630
Powell Industries Inc.	1,609	65,744
Power Solutions International Inc. (a)	774	53,406
PowerSecure International Inc. (a)	3,913	37,487
Preformed Line Products Co.	463	24,428
Primoris Services Corp.	6,581	176,634
Proto Labs Inc. (a)	3,900	269,100
Quad Graphics Inc.	4,743	91,303
Quality Distribution Inc. (a)	4,751	60,718
Quanex Building Products Corp.	6,534	118,200
Quest Resource Holding Corp. (a)	1,963	3,376
Raven Industries Inc.	6,273	153,061
RBC Bearings Inc.	3,974	225,326
Republic Airways Holdings Inc. (a)	8,522	94,679
Resources Connection Inc.	6,822	95,099
Revolution Lighting Technologies Inc. (a)	5,537	9,302
Rexnord Corp. (a)	12,924	367,688
Roadrunner Transportation Systems Inc. (a)	4,829	110,053
RPX Corp. (a)	9,303	127,730
Rush Enterprises Inc. Class A (a)	5,893	197,121
Safe Bulkers Inc.	6,669	44,416
Saia Inc. (a)	4,240	210,134
Scorpio Bulkers Inc. (a)	23,139	134,669

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
SIFCO Industries Inc.	407	$12,251
Simpson Manufacturing Co. Inc.	7,101	206,994
SkyWest Inc.	8,882	69,102
Sparton Corp. (a)	1,757	43,310
Standard Plus Corp. (a)	2,695	51,097
Standex International Corp.	2,198	162,960
Steelcase Inc.	14,196	229,833
Sterling Construction Company Inc. (a)	3,266	25,050
Stock Building Supply Holdings Inc. (a)	2,489	39,102
Sun Hydraulics Corp.	3,849	144,684
Swift Transportation Co. (a)	14,704	308,490
TAL International Group Inc.	5,863	241,849
Taser International Inc. (a)	9,251	142,835
TCP International Holdings Ltd. (a)	1,105	8,420
Team Inc. (a)	3,522	133,519
Teledyne Technologies Inc. (a)	6,467	607,963
Tennant Co.	3,168	212,541
Tetra Tech Inc.	11,194	279,626
Textainer Group Holdings Ltd.	3,729	116,046
Thermon Group Holdings Inc. (a)	5,521	134,823
Titan International Inc.	7,677	90,742
Titan Machinery Inc. (a)	2,984	38,762
Trex Co. Inc. (a)	5,792	200,229
TriMas Corp. (a)	7,776	189,190
TriNet Group Inc. (a)	2,710	69,782
TrueBlue Inc. (a)	7,113	179,674
Tutor Perini Corp. (a)	6,407	169,145
Twin Disc Inc.	1,446	38,984
Ultrapetrol Bahamas Ltd. (a)	3,877	12,096
UniFirst Corp.	2,542	245,532
United Stationers Inc.	6,776	254,574
Universal Forest Products Inc.	3,446	147,179
Universal Truckload Services Inc.	1,110	26,918
US Ecology Inc.	3,712	173,573
USA Truck Inc. (a)	1,060	18,582
UTi Worldwide Inc. (a)	15,666	166,530
Viad Corp.	3,609	74,526
Vicor Corp. (a)	2,911	27,363
VSE Corp.	726	35,589
Wabash National Corp. (a)	11,838	157,682
WageWorks Inc. (a)	6,036	274,819
Watsco Inc.	4,441	382,725
Watts Water Technologies Inc.	4,898	285,308
Werner Enterprises Inc.	7,699	194,015
Wesco Aircraft Holdings Inc. (a)	9,061	157,661
West Corp.	6,580	193,847
Woodward Inc.	11,391	542,439
Xerium Technologies Inc. (a)	1,876	27,408
XPO Logistics Inc. (a)	9,008	339,331
YRC Worldwide Inc. (a)	5,352	108,753

		38,434,717

Information Technology (17.53%)
A10 Networks Inc. (a)	2,184	19,884
ACI Worldwide Inc. (a)	19,553	366,814
Actuate Corp. (a)	8,103	31,602

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Acxiom Corp. (a)	13,247	$219,238
Adtran Inc.	9,699	199,120
Advanced Energy Industries Inc. (a)	7,029	132,075
Advent Software Inc.	8,850	279,306
Aerohive Networks Inc. (a)	1,600	12,832
Agilysys Inc. (a)	2,449	28,727
Alliance Fiber Optic Products Inc.	2,179	27,085
Alpha & Omega Semiconductor Ltd. (a)	3,622	34,047
Ambarella Inc. (a)	4,951	216,210
Amber Road Inc. (a)	1,521	26,374
American Software Inc. Class A	4,191	36,965
Amkor Technology Inc. (a)	14,555	122,408
Angie’s List Inc. (a)	7,642	48,680
Anixter International Inc.	4,663	395,609
Applied Micro Circuits Corp. (a)	13,515	94,605
Applied Optoelectronics Inc. (a)	2,548	41,023
Aruba Networks Inc. (a)	18,342	395,820
Aspen Technology Inc. (a)	15,819	596,693
Audience Inc. (a)	2,389	17,679
AVG Technologies NV (a)	6,049	100,292
Axcelis Technologies Inc. (a)	19,078	37,965
Badger Meter Inc.	2,476	124,914
Bankrate Inc. (a)	11,465	130,242
Barracuda Networks Inc. (a)	1,376	35,294
Bazaarvoice Inc. (a)	8,768	64,796
Bel Fuse Inc.	1,736	42,949
Belden Inc.	7,500	480,150
Benchmark Electronics Inc. (a)	9,289	206,309
Benefitfocus Inc. (a)	859	23,141
Black Box Corp.	2,628	61,285
Blackbaud Inc.	7,943	312,080
Blackhawk Network Holdings Inc. (a)	9,036	292,766
Blucora Inc. (a)	7,246	110,429
Borderfree Inc. (a)	1,016	13,106
Bottomline Technologies Inc. (a)	6,754	186,343
Brightcove Inc. (a)	5,561	31,030
BroadSoft Inc. (a)	4,963	104,422
Brooks Automation Inc.	11,427	120,098
Cabot Microelectronics Corp. (a)	4,147	171,893
CACI International Inc. Class A (a)	4,083	290,995
CalAmp Corp. (a)	6,144	108,257
Calix Inc. (a)	7,258	69,459
Callidus Software Inc. (a)	7,972	95,823
Carbonite Inc. (a)	3,031	31,037
Cardtronics Inc. (a)	7,678	270,266
Care.com Inc. (a)	1,162	9,470
Cascade Microtech Inc. (a)	2,169	21,972
Cass Information Systems Inc.	2,029	84,001
Cavium Inc. (a)	9,085	451,797
CEVA Inc. (a)	3,630	48,787
ChannelAdvisor Corp. (a)	3,597	58,991
Checkpoint Systems Inc. (a)	7,281	89,047
Ciber Inc. (a)	13,302	45,626
Ciena Corp. (a)	18,107	302,749
Cirrus Logic Inc. (a)	10,701	223,116

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Clearfield Inc. (a)	1,960	$24,951
Cognex Corp. (a)	14,916	600,667
Coherent Inc. (a)	4,266	261,804
Cohu Inc.	4,254	50,920
CommVault Systems Inc. (a)	8,132	409,853
Computer Task Group Inc.	2,789	30,958
Compuware Corp.	37,704	400,039
comScore Inc. (a)	5,928	215,838
Comtech Telecommunications Corp.	2,616	97,184
Comverse Inc. (a)	3,889	86,841
Constant Contact Inc. (a)	5,421	147,126
Control4 Corp. (a)	1,968	25,446
Convergys Corp.	17,540	312,563
Conversant Inc. (a)	11,496	393,738
Cornerstone OnDemand Inc. (a)	9,122	313,888
Covisint Corp. (a)	1,212	5,030
Cray Inc. (a)	7,020	184,205
CSG Systems International Inc.	5,943	156,182
CTS Corp.	5,771	91,701
CUI Global Inc. (a)	3,504	25,369
Cvent Inc. (a)	3,111	78,926
Cyan Inc. (a)	4,632	14,452
Cypress Semiconductor Corp.	27,149	268,096
Daktronics Inc.	6,536	80,327
Datalink Corp. (a)	3,452	36,695
Dealertrack Technologies Inc. (a)	9,202	399,459
Demand Media Inc. (a)	1,495	13,231
Demandware Inc. (a)	5,154	262,442
Dice Holdings Inc. (a)	6,696	56,112
Digi International Inc. (a)	4,446	33,345
Digimarc Corp.	1,112	23,030
Digital River Inc. (a)	5,563	80,775
Diodes Inc. (a)	6,255	149,620
Dot Hill Systems Corp. (a)	10,275	38,840
DSP Group Inc. (a)	3,748	33,245
DTS Inc. (a)	2,895	73,099
E2open Inc. (a)	4,130	38,450
EarthLink Holdings Corp.	17,437	59,635
Eastman Kodak Co. (a)	3,069	67,426
Ebix Inc.	5,352	75,891
Electro Rent Corp.	2,909	40,057
Electro Scientific Industries Inc.	4,235	28,756
Electronics for Imaging Inc. (a)	7,994	353,095
Ellie Mae Inc. (a)	4,848	158,045
Emulex Corp. (a)	12,221	60,372
Endurance International Group Holdings Inc. (a)	5,239	85,239
EnerNOC Inc. (a)	4,699	79,695
Entegris Inc. (a)	23,857	274,356
Entropic Communications Inc. (a)	15,590	41,469
Envestnet Inc. (a)	5,843	262,935
EPAM Systems Inc. (a)	6,121	268,039
EPIQ Systems Inc.	5,317	93,367
ePlus Inc. (a)	886	49,660
Euronet Worldwide Inc. (a)	8,786	419,883
EVERTEC Inc.	11,300	252,442

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Everyday Health Inc. (a)	1,301	$18,175
Exar Corp. (a)	6,878	61,558
Exlservice Holdings Inc. (a)	5,699	139,113
Extreme Networks Inc. (a)	16,553	79,289
Fabrinet (a)	6,080	88,768
Fair Isaac Corp.	5,571	306,962
Fairchild Semiconductor International Inc. (a)	21,483	333,631
FARO Technologies Inc. (a)	2,958	150,118
FEI Co.	7,261	547,625
Finisar Corp. (a)	16,647	276,840
Five9 Inc. (a)	2,044	13,368
Fleetmatics Group Ltd. PLC (a)	6,416	195,688
Formfactor Inc. (a)	9,643	69,140
Forrester Research Inc.	1,907	70,292
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Gigamon Inc. (a)	4,193	43,901
Global Cash Access Holdings Inc. (a)	11,513	77,713
Global Eagle Entertainment Inc. (a)	6,613	74,198
Globant SA (a)	1,057	14,872
Glu Mobile Inc. (a)	15,597	80,636
Gogo Inc. (a)	9,577	161,468
GrubHub Inc. (a)	1,548	53,004
GSI Group Inc. (a)	5,125	58,886
GT Advanced Technologies Inc. (a)	23,413	253,563
GTT Communications Inc. (a)	2,387	28,429
Guidance Software Inc. (a)	3,097	20,843
Guidewire Software Inc. (a)	11,677	517,758
Hackett Group Inc., The	4,401	26,230
Harmonic Inc. (a)	16,250	103,025
Heartland Payment Systems Inc.	6,206	296,150
Higher One Holdings Inc. (a)	6,280	15,512
iGate Corp. (a)	6,340	232,805
II-VI Inc. (a)	9,116	107,295
Immersion Corp. (a)	4,954	42,505
Imperva Inc. (a)	3,839	110,294
Infinera Corp. (a)	21,049	224,593
Infoblox Inc. (a)	9,330	137,618
Information Services Group Inc. (a)	5,507	20,927
Inphi Corp. (a)	5,412	77,825
Insight Enterprises Inc. (a)	7,017	158,795
Integrated Device Technology Inc. (a)	22,961	366,228
Integrated Silicon Solution Inc.	5,162	70,926
Interactive Intelligence Group (a)	2,913	121,763
InterDigital Inc.	6,921	275,594
Internap Network Services Corp. (a)	9,583	66,123
International Rectifier Corp. (a)	12,251	480,729
Intersil Corp. Class A	22,022	312,933
Intevac Inc. (a)	4,000	26,680
Intralinks Holdings Inc. (a)	6,688	54,173
InvenSense Inc. (a)	12,241	241,515
Itron Inc. (a)	6,735	264,753
Ixia (a)	9,927	90,733
IXYS Corp.	4,171	43,796
j2 Global Inc.	8,146	402,087
Jive Software Inc. (a)	7,437	43,358

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Kemet Corp. (a)	7,855	$32,363
Kofax Ltd. (a)	12,900	99,846
Kopin Corp. (a)	11,495	39,083
KVH Industries Inc. (a)	2,791	31,594
Lattice Semiconductor Corp. (a)	20,232	151,740
Limelight Networks Inc. (a)	10,061	23,492
Lionbridge Technologies Inc. (a)	11,154	50,193
Liquidity Services Inc. (a)	4,196	57,695
Littelfuse Inc.	3,856	328,454
LivePerson Inc. (a)	9,262	116,609
LogMeIn Inc. (a)	4,184	192,757
Luxoft Holding Inc. (a)	1,361	50,629
M/A-COM Technology Solutions Holdings Inc. (a)	2,079	45,405
Manhattan Associates Inc. (a)	13,017	435,028
ManTech International Corp. Class A	4,167	112,301
Marchex Inc. Class B	5,657	23,477
Marin Software Inc. (a)	4,531	38,967
Marketo Inc. (a)	4,387	141,700
Mavenir Systems Inc. (a)	1,895	23,801
MAXIMUS Inc.	11,695	469,320
MaxLinear Inc. Class A (a)	4,792	32,969
Maxwell Technologies Inc. (a)	5,197	45,318
Measurement Specialties Inc. (a)	2,728	233,544
Mentor Graphics Corp.	16,638	340,996
Mercury Systems Inc. (a)	5,677	62,504
Mesa Laboratories Inc.	470	27,157
Methode Electronics Inc.	6,536	240,982
Micrel Inc.	7,640	91,909
Microsemi Corp. (a)	16,327	414,869
MicroStrategy Inc. (a)	1,549	202,671
Millennial Media Inc. (a)	13,048	24,269
MKS Instruments Inc.	9,163	305,861
MobileIron Inc. (a)	1,995	22,224
Model N Inc. (a)	3,298	32,518
ModusLink Global Solutions Inc. (a)	6,349	22,666
MoneyGram International Inc. (a)	5,028	63,051
Monolithic Power Systems Inc.	6,611	291,215
Monotype Imaging Holdings Inc.	6,779	191,981
Monster Worldwide Inc. (a)	15,614	85,877
Move Inc. (a)	6,781	142,130
MTS Systems Corp.	2,599	177,408
Multi-Fineline Electronix Inc. (a)	1,548	14,474
Nanometrics Inc. (a)	4,059	61,291
Netgear Inc. (a)	6,293	196,656
NetScout Systems Inc. (a)	6,242	285,884
NeuStar Inc. Class A (a)	3,878	96,291
Newport Corp. (a)	6,858	121,524
NIC Inc.	11,267	194,018
Nimble Storage Inc. (a)	1,603	41,630
NumereX Corp. Class A (a)	2,575	26,986
NVE Corp. (a)	840	54,214
Oclaro Inc. (a)	16,065	22,973
Omnivision Technologies Inc. (a)	9,605	254,148
Oplink Communications Inc.	2,948	49,585
Opower Inc. (a)	1,332	25,122

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
OSI Systems Inc. (a)	3,440	$218,371
Park City Group Inc. (a)	1,608	15,855
Park Electrochemical Corp.	3,558	83,791
ParkerVision Inc. (a)	16,018	18,261
Paycom Software Inc. (a)	1,099	18,199
PC Connection Inc.	1,609	34,545
PDF Solutions Inc. (a)	5,293	66,745
Pegasystems Inc.	6,060	115,807
Peregrine Semiconductor Corp. (a)	4,719	58,374
Perficient Inc. (a)	5,994	89,850
Pericom Semiconductor Corp. (a)	3,716	36,194
Photronics Inc. (a)	10,542	84,863
Plantronics Inc.	7,322	349,845
Plexus Corp. (a)	5,842	215,745
PMC-Sierra Inc. (a)	29,842	222,621
Polycom Inc. (a)	23,745	291,707
Power Integrations Inc.	5,229	281,895
PRGX Global Inc. (a)	4,944	28,972
Procera Networks Inc. (a)	3,582	34,316
Progress Software Corp. (a)	8,826	211,030
Proofpoint Inc. (a)	6,347	235,728
PROS Holdings Inc. (a)	4,027	101,480
Q2 Holdings Inc. (a)	1,694	23,716
QAD Inc. Class A	1,050	19,551
QLIK Technologies Inc. (a)	15,394	416,254
QLogic Corp. (a)	14,992	137,327
Qualys Inc. (a)	3,490	92,834
Quantum Corp. (a)	37,953	44,025
QuickLogic Corp. (a)	9,449	28,253
QuinStreet Inc. (a)	5,956	24,717
Rally Software Development Corp. (a)	4,295	51,583
Rambus Inc. (a)	19,474	243,036
RealD Inc. (a)	7,035	65,918
Realnetworks Inc. (a)	3,704	25,743
RealPage Inc. (a)	8,996	139,438
Reis Inc.	1,438	33,922
RF Micro Devices Inc. (a)	49,207	567,849
Rightside Group Ltd. (a)	1,495	14,576
Rocket Fuel Inc. (a)	3,187	50,355
Rofin-Sinar Technologies Inc. (a)	4,806	110,826
Rogers Corp. (a)	3,124	171,070
Rosetta Stone Inc. (a)	3,636	29,270
Rubicon Project Inc., The (a)	1,353	15,871
Rubicon Technology Inc. (a)	4,501	19,129
Ruckus Wireless Inc. (a)	11,239	150,153
Rudolph Technologies Inc. (a)	5,823	52,698
Sanmina Corp. (a)	14,091	293,938
Sapiens International Corp. NV (a)	4,183	30,954
Sapient Corp. (a)	19,702	275,828
ScanSource Inc. (a)	4,847	167,658
Science Applications International Corp.	7,256	320,933
SciQuest Inc. (a)	4,755	71,515
SeaChange International Inc. (a)	5,604	39,004
Semtech Corp. (a)	11,551	313,610
ServiceSource International Inc. (a)	12,308	39,755

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ShoreTel Inc. (a)	10,923	$72,638
Shutterstock Inc. (a)	2,614	186,587
Silicon Graphics International Corp. (a)	6,053	55,869
Silicon Image Inc. (a)	13,631	68,700
Silicon Laboratories Inc. (a)	7,473	303,703
Silver Spring Networks Inc. (a)	6,041	58,296
Sonus Networks Inc. (a)	42,086	143,934
Spansion Inc. Class A (a)	10,388	236,743
Speed Commerce Inc. (a)	8,521	23,433
SPS Commerce Inc. (a)	2,835	150,680
SS&C Technologies Holdings Inc. (a)	11,699	513,469
Stamps.com Inc. (a)	2,453	77,907
Super Micro Computer Inc. (a)	5,899	173,549
Sykes Enterprises Inc. (a)	6,872	137,303
Synaptics Inc. (a)	6,191	453,181
Synchronoss Technologies Inc. (a)	6,057	277,289
SYNNEX Corp. (a)	4,876	315,136
Syntel Inc. (a)	2,697	237,174
Take-Two Interactive Software Inc. (a)	14,364	331,377
Tangoe Inc. (a)	6,696	90,731
TechTarget (a)	2,827	24,284
TeleCommunication Systems Inc. Class A (a)	8,063	22,496
TeleNav Inc. (a)	4,601	30,827
TeleTech Holdings Inc. (a)	3,133	77,009
TESSCO Technologies Inc.	991	28,729
Tessera Technologies Inc.	9,133	242,755
Textura Corp. (a)	3,232	85,325
TiVo Inc. (a)	19,776	253,034
Travelzoo Inc. (a)	1,285	19,918
Tremor Video Inc. (a)	6,076	14,218
TriQuint Semiconductor Inc. (a)	29,440	561,421
TrueCar Inc. (a)	1,338	24,017
Trulia Inc. (a)	6,342	310,124
TTM Technologies Inc. (a)	9,291	63,272
TubeMogul Inc. (a)	546	6,279
Tyler Technologies Inc. (a)	5,673	501,493
Ubiquiti Networks Inc. (a)	5,108	191,703
Ultimate Software Group Inc., The (a)	4,872	689,437
Ultra Clean Holdings Inc. (a)	5,060	45,287
Ultratech Inc. (a)	4,856	110,474
Unisys Corp. (a)	8,846	207,085
Universal Display Corp. (a)	6,942	226,587
Unwired Planet Inc. (a)	17,167	31,931
Varonis Systems Inc. (a)	946	19,961
VASCO Data Security International Inc. (a)	5,011	94,107
Veeco Instruments Inc. (a)	6,883	240,561
Verint Systems Inc. (a)	10,272	571,226
ViaSat Inc. (a)	7,107	391,738
Viasystems Group Inc. (a)	897	14,083
Violin Memory Inc. (a)	13,820	67,303
Virnetx Holding Corp. (a)	7,505	45,030
Virtusa Corp. (a)	4,509	160,340
Vishay Precision Group Inc. (a)	2,191	32,734
VistaPrint NV (a)	5,726	313,728

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Vitesse Semiconductor Corp. (a)	9,616	$34,618
Vringo Inc. (a)	12,442	11,760
Web.com Group Inc. (a)	8,936	178,363
WebMD Health Corp. (a)	6,647	277,911
WEX Inc. (a)	6,684	737,379
Wix.com Ltd. (a)	2,404	39,065
Xcerra Corp. (a)	8,975	87,865
XO Group Inc. (a)	4,598	51,544
Xoom Corp. (a)	5,363	117,718
YuMe Inc. (a)	3,085	15,425
Zendesk Inc. (a)	1,962	42,360
Zix Corp. (a)	10,536	36,033

		49,642,433

Materials (4.90%)
A. Schulman Inc.	5,004	180,945
Advanced Emissions Solutions Inc. (a)	3,697	78,635
AEP Industries Inc. (a)	709	26,850
AK Steel Holding Corp. (a) (c)	30,374	243,296
Allied Nevada Gold Corp. (a)	18,148	60,070
AM Castle & Co. (a)	3,148	26,884
American Vanguard Corp.	5,009	56,101
Ampco-Pittsburgh Corp.	1,415	28,300
Axiall Corp.	11,998	429,648
Balchem Corp.	5,219	295,239
Berry Plastics Group Inc. (a)	15,492	391,018
Boise Cascade Co. (a)	6,811	205,284
Calgon Carbon Corp. (a)	9,169	177,695
Century Aluminum Co. (a)	8,836	229,471
Chase Corp.	1,165	36,255
Chemtura Corp. (a)	15,567	363,178
Clearwater Paper Corp. (a)	3,525	211,888
Coeur Mining Inc. (a)	17,627	87,430
Commercial Metals Co.	20,204	344,882
Deltic Timber Corp.	1,939	120,838
Ferro Corp. (a)	12,323	178,560
Flotek Industries Inc. (a)	9,236	240,783
FutureFuel Corp.	3,768	44,802
Globe Specialty Metals Inc.	10,987	199,854
Gold Resource Corp.	6,550	33,536
Graphic Packaging Holding Co. (a)	56,342	700,331
Handy & Harman Ltd. (a)	697	18,303
Hawkins Inc.	1,799	64,692
Haynes International Inc.	2,124	97,683
HB Fuller Co.	8,607	341,698
Headwaters Inc. (a)	12,630	158,380
Hecla Mining Co.	58,761	145,727
Horsehead Holding Corp. (a)	8,757	144,753
Innophos Holdings Inc.	3,742	206,147
Innospec Inc.	4,212	151,211
Intrepid Potash Inc. (a)	9,660	149,247
Kaiser Aluminum Corp.	3,099	236,206
Kapstone Paper and Packaging Corp. (a)	14,588	408,026
KMG Chemicals Inc.	1,637	26,650

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Koppers Holdings Inc.	3,564	$118,182
Kraton Performance Polymers Inc. (a)	5,609	99,896
Kronos Worldwide Inc.	3,556	49,002
Landec Corp. (a)	4,652	56,987
Louisiana-Pacific Corp. (a)	24,372	331,215
LSB Industries Inc. (a)	3,315	118,379
Marrone Bio Innovations Inc. (a)	2,185	5,812
Materion Corp.	3,524	108,081
Minerals Technologies Inc.	5,923	365,508
Molycorp Inc. (a)	31,572	37,571
Myers Industries Inc.	4,714	83,155
Neenah Paper Inc.	2,867	153,327
Noranda Aluminum Holding Corp.	7,534	34,054
Olin Corp.	13,606	343,552
Olympic Steel Inc.	1,518	31,225
OM Group Inc.	5,494	142,569
Omnova Solutions Inc. (a)	8,321	44,684
P. H. Glatfelter Co.	7,494	164,493
PolyOne Corp.	16,167	575,222
Quaker Chemical Corp.	2,268	162,593
Rentech Inc. (a)	39,826	68,102
Resolute Forest Products (a)	11,110	173,760
RTI International Metals Inc. (a)	5,277	130,131
Ryerson Holding Corp. (a)	1,825	23,360
Schnitzer Steel Industries Inc. Class A	4,472	107,552
Schweitzer-Mauduit International Inc.	5,253	217,001
Senomyx Inc. (a)	7,351	60,278
Sensient Technologies Corp.	8,506	445,289
Stepan Co.	3,294	146,188
Stillwater Mining Co. (a)	20,591	309,483
SunCoke Energy Inc. (a)	11,981	268,973
Taminco Corp. (a)	4,929	128,647
Trecora Resources (a)	3,471	42,971
Tredegar Corp.	4,332	79,752
Trinseo SA (a)	1,893	29,777
Tronox Ltd. Class A	10,540	274,567
UFP Technologies Inc. (a)	1,027	22,573
United States Lime & Minerals Inc.	357	20,752
Universal Stainless & Alloy Products Inc. (a)	1,218	32,106
US Concrete Inc. (a)	2,490	65,089
US Silica Holdings Inc.	9,243	577,780
Walter Energy Inc.	11,332	26,517
Wausau Paper Corp.	7,421	58,849
Worthington Industries Inc.	8,845	329,211
Zep Inc.	4,042	56,669

		13,861,380

Telecommunication Services (0.76%)
8x8 Inc. (a)	15,171	101,341
Atlantic Tele-Network Inc.	1,598	86,132
Boingo Wireless Inc. (a)	3,969	28,299
Cincinnati Bell Inc. (a)	36,433	122,779
Cogent Communications Holdings Inc.	7,972	267,939

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Consolidated Communications Holdings Inc.	6,872	$172,144
Enventis Corp.	2,311	42,014
FairPoint Communications Inc. (a)	3,552	53,884
General Communication Inc. Class A (a)	6,183	67,457
Globalstar Inc. (a)	47,153	172,580
Hawaiian Telcom Holdco Inc. (a)	1,877	48,220
IDT Corp. Class B	2,880	46,253
inContact Inc. (a)	10,490	91,211
Inteliquent Inc.	5,682	70,741
Intelsat SA (a)	4,698	80,524
Iridium Communications Inc. (a)	13,914	123,139
Leap Wireless International Inc. Contingent Value Rights (a) (b)	9,775	18,475
Lumos Networks Corp.	3,221	52,341
magicJack VocalTec Ltd. (a)	3,125	30,781
NTELOS Holdings Corp.	2,848	30,303
Orbcomm Inc. (a)	7,812	44,919
Premiere Global Services Inc. (a)	8,257	98,836
RingCentral Inc. Class A (a)	4,847	61,605
Shenandoah Telecommunications Co.	4,124	102,316
Spok Holdings Inc.	3,797	49,399
Vonage Holdings Corp. (a)	30,206	99,076

		2,162,708

Utilities (3.21%)
Abengoa Yield PLC (a)	4,910	174,696
ALLETE Inc.	7,281	323,204
American States Water Co.	6,668	202,841
Artesian Resources Corp. Class A	1,360	27,390
Atlantic Power Corp.	21,120	50,266
Avista Corp.	10,341	315,711
Black Hills Corp.	7,670	367,240
California Water Service Group	8,169	183,312
Chesapeake Utilities Corp.	2,502	104,233
Cleco Corp.	10,398	500,664
Connecticut Water Service Inc.	1,863	60,548
Dynegy Inc. (a)	17,227	497,171
El Paso Electric Co.	6,901	252,232
Empire District Electric Co., The	7,408	178,903
Idacorp Inc.	8,655	463,995
Laclede Group Inc., The	7,431	344,798
MGE Energy Inc.	5,929	220,915
Middlesex Water Co.	2,735	53,606
New Jersey Resources Corp.	7,236	365,490
Northwest Natural Gas Co.	4,650	196,462
NorthWestern Corp.	6,720	304,819
NRG Yield Inc. Class A	4,087	192,293
ONE Gas Inc.	8,900	304,825
Ormat Technologies Inc.	3,097	81,358
Otter Tail Corp.	6,261	166,981
Pattern Energy Group Inc.	6,767	209,236
Piedmont Natural Gas Company Inc.	13,398	449,235
PNM Resources Inc.	13,665	340,395

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Portland General Electric Co.	13,473	$432,753
SJW Corp.	2,701	72,576
South Jersey Industries Inc.	5,663	302,178
Southwest Gas Corp.	7,995	388,397
Spark Energy Inc. Class A (a)	338	5,871
Terraform Power Inc. Class A (a)	3,938	113,651
UIL Holdings Corp.	9,736	344,654
Unitil Corp.	2,432	75,611
WGL Holdings Inc.	8,899	374,826
York Water Co.	2,219	44,380

		9,087,716

Total Common Stocks
(cost $227,222,387)		277,638,016

Short-term Investments (1.84%)
State Street Institutional U.S. Government Money Market Fund	5,209,626	5,209,626

Total Short-term Investments
(cost $5,209,626)		5,209,626

TOTAL INVESTMENTS (99.89%)
(cost $232,432,013)		282,847,642
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.11%)		309,775

NET ASSETS (100.00%)		$283,157,417

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2014, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(d)	At September 30, 2014, cash in the amount of $91,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	50	December 2014	$5,697,856	$5,483,000	$(214,856)

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (a) (98.73%)
Australia (7.48%)
AGL Energy Ltd.	16,129	$191,062
ALS Ltd.	9,033	41,566
Alumina Ltd. (b)	60,921	90,234
Amcor Ltd.	28,086	278,196
AMP Ltd.	69,890	333,357
APA Group	18,901	122,964
Asciano Ltd.	23,966	126,687
ASX Ltd.	4,386	137,557
Aurizon Holdings Ltd.	49,048	194,287
AusNet Services	44,826	53,471
Australia & New Zealand Banking Group Ltd.	64,851	1,753,064
Bank of Queensland Ltd.	7,697	78,341
Bendigo and Adelaide Bank Ltd.	9,875	102,997
BGP Holdings PLC (b) (c)	253,848	0
BHP Billiton Ltd.	75,744	2,232,440
Boral Ltd.	18,123	78,833
Brambles Ltd.	36,171	300,897
Caltex Australia Ltd.	3,404	83,324
CFS Retail Property Trust	46,115	80,509
Coca-Cola Amatil Ltd.	13,053	100,206
Cochlear Ltd.	1,394	84,774
Commonwealth Bank of Australia	38,015	2,503,006
Computershare Ltd.	11,101	118,044
Crown Resorts Ltd.	8,586	103,677
CSL Ltd.	11,237	728,447
Dexus Property Group	127,948	124,230
Federation Centres	30,530	68,876
Flight Centre Travel Group Ltd.	1,134	42,416
Fortescue Metals Group Ltd.	35,894	109,047
Goodman Group	40,027	180,892
GPT Group	38,305	129,722
Harvey Norman Holdings Ltd.	13,901	44,136
Iluka Resources Ltd.	10,050	69,126
Incitec Pivot Ltd.	40,008	94,771
Insurance Australia Group Ltd.	55,173	295,692
James Hardie Industries PLC	10,517	110,032
Leighton Holdings Ltd.	2,409	40,747
Lend Lease Corp. Ltd.	13,545	170,069
Macquarie Group Ltd.	6,890	346,701
Metcash Ltd.	21,564	49,661
Mirvac Group	86,117	129,543
National Australia Bank Ltd.	55,336	1,573,956
Newcrest Mining Ltd. (b)	18,422	169,298
Orica Ltd.	8,751	144,424
Origin Energy Ltd.	26,638	348,374
Qantas Airways Ltd. (b)	27,618	33,549
QBE Insurance Group Ltd.	31,214	317,877
Ramsay Health Care Ltd.	2,962	129,795
REA Group Ltd.	1,076	40,701
Rio Tinto Ltd.	10,323	537,581
Santos Ltd.	23,293	278,600
Scentre Group (b)	124,632	358,592
Seek Ltd.	7,827	110,743
Sonic Healthcare Ltd.	8,775	134,650
Stockland	53,807	185,893

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Suncorp Group Ltd.	30,504	$374,936
Sydney Airport	25,709	95,986
Tabcorp Holding Ltd.	17,309	54,735
Tatts Group Ltd.	34,276	94,367
Telstra Corp. Ltd.	102,066	473,564
Toll Holdings Ltd.	16,834	83,035
TPG Telecom Ltd.	6,552	39,246
Transurban Group	41,140	277,760
Treasury Wine Estates Ltd.	16,926	62,569
Wesfarmers Ltd.	26,890	990,945
Westfield Corp.	46,839	305,206
Westpac Banking Corp.	73,433	2,061,519
Woodside Petroleum Ltd.	17,222	611,512
Woolworths Ltd.	29,837	893,441
WorleyParsons Ltd.	5,088	68,161

		22,774,616

Austria (0.22%)
Andritz AG	1,796	95,629
Erste Group Bank AG	6,580	150,238
Immoeast AG Interim Shares (b) (c)	11,178	0
Immofinanz AG (b)	21,096	59,684
Immofinanz AG Interim Shares (b) (c)	9,273	0
OMV AG	3,595	120,889
Raiffeisen Bank International AG	2,781	60,248
Telekom Austria AG	2,615	23,548
Vienna Insurance Group AG	960	43,244
VoestAlpine AG	2,771	109,424

		662,904

Belgium (1.24%)
Ageas	5,365	177,870
Anheuser-Busch InBev NV	18,941	2,100,517
Belgacom SA	3,718	129,447
Colruyt SA	1,633	71,956
Delhaize Group	2,323	161,442
Groupe Bruxelles Lambert SA	1,915	175,411
KBC GROEP NV (b)	5,812	308,536
Solvay SA	1,367	209,949
Telenet Group Holding NV (b)	1,205	69,219
UCB SA	2,932	265,678
Umicore SA	2,546	111,000

		3,781,025

Denmark (1.54%)
A P Moller-Maersk A/S Class A	87	200,683
A P Moller-Maersk A/S Class B	167	395,597
Carlsberg A/S Class B	2,478	220,078
Coloplast A/S Class B	2,610	218,270
Danske Bank A/S	15,243	413,203
DSV A/S	4,416	124,172
Novo Nordisk A/S Class B	47,058	2,240,515
Novozymes A/S B Shares	5,487	237,453
Pandora A/S	2,683	209,480
TDC A/S	19,120	144,848

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Tryg A/S	506	$52,495
Vestas Wind Systems A/S (b)	5,293	206,362
William Demant Holding A/S (b)	534	40,931

		4,704,087

Finland (0.88%)
Elisa OYJ	3,370	89,276
Fortum OYJ	10,232	249,476
Kone Corp. OYJ Class B	7,486	299,704
Metso OYJ	2,845	100,791
Neste Oil OYJ	3,247	66,824
Nokia OYJ	87,779	745,339
Nokian Renkaat OYJ	2,726	81,792
Orion OYJ Class B	2,451	95,701
Sampo OYJ A Shares	10,457	505,611
Stora Enso OYJ R Shares	12,578	104,355
UPM-Kymmene OYJ	12,228	173,824
Wartsila OYJ Class B	3,488	155,423

		2,668,116

France (9.54%)
Accor SA	4,028	178,393
Aeroports de Paris (ADP)	670	80,227
Air Liquide SA	8,057	982,316
Airbus Group NV	13,961	877,594
Alcatel-Lucent (b)	63,967	197,294
Alstom SA (b)	5,082	174,267
Arkema	1,332	89,256
AtoS	1,849	133,897
AXA SA	42,756	1,053,189
BNP Paribas SA	24,957	1,656,351
Bollore	128	72,588
Bouygues SA	4,596	148,609
Bureau Veritas SA	5,016	110,858
Cap Gemini SA	3,293	236,153
Carrefour SA	14,432	445,725
Casino Guichard Perrachon SA	1,331	143,196
Christian Dior SA	1,298	217,446
Cie Generale des Etablissements Michelin Class B	4,410	415,381
CNP Assurances	4,035	75,952
Compagnie de Saint-Gobain	10,470	478,390
Credit Agricole SA	23,821	359,066
Danone	13,489	903,303
Dassault Systemes SA	2,986	191,817
Edenred	4,918	121,185
Electricite de France	5,505	180,601
Essilor International SA	4,886	535,836
Eurazeo SA	886	63,715
Eutelsat Communications	3,625	116,962
Fonciere des Regions	674	60,708
GDF Suez	34,132	856,046
Gecina SA	609	79,857
Groupe Eurotunnel SA	11,022	134,639
ICADE	798	67,384
Iliad SA	620	130,789

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Imerys SA	864	$63,692
JC Decaux SA	1,551	48,916
Kering	1,826	368,158
Klepierre	2,449	107,124
Lafarge SA	4,486	322,841
Lagardere SCA	2,775	74,259
Legrand SA	6,259	325,240
L’Oreal SA	5,861	929,524
LVMH Moet Hennessy Louis Vuitton SA	6,584	1,069,124
Natixis SA	21,249	146,191
Orange	43,817	653,864
Pernod Ricard SA	4,994	565,225
Peugeot SA (b)	9,253	118,399
Publicis Groupe	4,334	297,002
Remy Cointreau SA	671	48,328
Renault SA	4,551	329,218
Rexel SA	6,337	118,342
Safran SA	6,326	410,138
Sanofi	27,983	3,164,055
Schneider Electric SE (Paris)	12,293	943,149
SCOR SE	3,600	112,438
SES	6,990	241,842
Societe BIC SA	703	90,621
Societe Generale	17,036	868,970
Sodexo	2,169	212,175
STMicroelectronics NV	15,749	121,593
Suez Environnement Co.	6,744	114,070
Technip SA	2,451	205,604
Thales SA	2,226	118,472
Total SA	50,387	3,262,765
Valeo SA	1,713	190,339
Vallourec SA	2,527	116,292
Veolia Environnement	9,693	170,917
Vinci SA	11,352	658,766
Vivendi	28,533	689,009
Wendel	766	86,809
Zodiac Aerospace	4,225	134,729

		29,067,190

Germany (8.17%)
Adidas AG	4,919	367,033
Allianz SE Reg.	10,704	1,727,966
Axel Springer SE	996	54,679
BASF SE	21,528	1,963,727
Bayer AG	19,503	2,713,614
Bayerische Motoren Werke (BMW) AG	7,777	831,161
Beiersdorf AG	2,400	199,684
Brenntag AG	3,768	184,422
Celesio AG	1,115	37,020
Commerzbank Ag (b)	22,525	334,476
Continental AG	2,618	495,921
Daimler AG Registered Shares	22,728	1,735,668
Deutsche Bank AG Reg.	32,281	1,127,172
Deutsche Boerse AG	4,649	312,184
Deutsche Lufthansa AG Reg.	5,099	80,065

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Post AG	22,803	$726,847
Deutsche Telekom AG	73,467	1,112,037
Deutsche Wohnen AG	7,081	150,812
E.ON SE	47,177	861,531
Fraport AG	916	60,062
Fresenius Medical Care AG & Co. KGaA	5,176	360,536
Fresenius SE & Co. KGaA	8,769	432,917
GEA Group AG	4,266	185,331
Hannover Rueck SE	1,339	108,070
HeidelbergCement AG	3,275	215,563
Henkel AG & Co. KGaA	2,757	257,100
Hochtief AG	544	37,335
Hugo Boss AG	772	96,240
Infineon Technologies AG	26,568	273,463
K+S AG Reg.	4,203	118,565
Kabel Deutschland Holding AG	526	71,353
Lanxess AG	2,154	118,688
Linde AG	4,412	844,498
MAN AG	832	93,628
Merck KGaA	3,086	283,651
Metro AG (b)	3,815	125,113
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,046	798,144
Osram Licht AG (b)	2,093	77,654
ProsiebenSat.1 Media AG Reg.	5,053	200,328
QIAGEN NV (b)	5,683	128,748
RTL Group SA	864	73,981
RWE AG	11,474	446,574
SAP SE	21,629	1,560,957
Siemens AG Reg.	18,589	2,211,943
Sky Deutschland AG (b)	9,607	81,208
Telefonica Deutschland Holding AG	13,730	71,606
ThyssenKrupp AG (b)	10,737	280,317
United Internet AG Reg.	2,665	113,151
Volkswagen AG	673	139,055

		24,881,798

Hong Kong (2.90%)
AIA Group Ltd.	285,554	1,473,670
ASM Pacific Technology Ltd.	5,900	58,351
Bank of East Asia Ltd.	29,625	120,190
BOC Hong Kong Holdings Ltd.	86,500	275,363
Cathay Pacific Airways Ltd.	29,000	53,355
Cheung Kong Holdings Ltd.	33,000	542,423
Cheung Kong Infrastructure Holdings Ltd.	13,000	91,189
CLP Holdings Ltd.	44,783	359,438
First Pacific Company Ltd.	58,500	60,304
Galaxy Entertainment Group Ltd.	55,000	319,331
Hang Lung Properties Ltd.	54,000	153,142
Hang Seng Bank Ltd.	17,674	283,840
Henderson Land Development Co. Ltd.	24,439	158,214
HKT Trust and HKT Ltd.	53,100	63,997
Hong Kong & China Gas Co. Ltd.	147,841	320,418

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hong Kong Exchanges & Clearing Ltd.	26,000	$560,287
Hutchison Whampoa Ltd.	50,210	606,968
Hysan Development Co. Ltd.	16,000	73,824
Kerry Properties Ltd.	14,000	46,755
Li & Fung Ltd.	142,000	161,167
Link REIT, The	53,500	309,074
MGM China Holdings Ltd.	23,600	67,702
MTR Corporation Ltd.	32,500	127,652
New World Development Company Ltd.	119,600	139,327
NWS Holdings Ltd.	36,327	65,450
PCCW Ltd.	101,000	63,523
Power Assets Holdings Ltd.	32,000	283,251
Sands China Ltd.	56,400	294,228
Shangri-La Asia Ltd.	38,960	57,478
Sino Land Co. Ltd.	72,600	112,471
SJM Holdings Ltd.	48,000	91,386
Sun Hung Kai Properties Ltd.	38,000	539,187
Swire Pacific Ltd. Class A	15,000	193,472
Swire Properties Ltd.	26,400	82,426
Techtronic Industries Company Ltd.	32,500	93,927
Wharf Holdings Ltd., The	35,953	255,595
Wheelock and Co. Ltd.	22,000	105,083
Wynn Macau Ltd.	34,800	110,906
Yue Yuen Industrial Holdings Ltd.	18,500	56,244

		8,830,608

Ireland (0.32%)
Bank of Ireland (b)	622,939	243,560
CRH PLC (Dublin)	17,371	394,501
Kerry Group PLC Class A (Dublin)	3,634	255,984
Ryanair Holdings PLC (b)	10,018	94,986

		989,031

Israel (0.54%)
Bank Hapoalim B.M.	25,304	142,675
Bank Leumi Le-Israel (b)	30,149	122,108
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	75,617
Delek Group Ltd.	101	38,226
Israel Chemicals Ltd.	10,564	75,886
Israel Corporation Ltd., The (b)	58	32,599
Mizrahi Tefahot Bank Ltd. (b)	2,895	34,606
NICE Systems Ltd.	1,480	60,418
Teva Pharmaceutical Industries Ltd.	19,987	1,075,704

		1,657,839

Italy (2.45%)
Assicurazioni Generali SpA	27,562	577,894
Atlantia SpA	9,727	238,950
Banca Monte dei Paschi di Siena SpA (b)	99,724	130,542
Banco Popolare Societa Cooperativa (b)	8,104	118,021
CNH Industrial NV	21,818	172,820
Enel Green Power SpA	41,261	105,316

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Enel SpA	156,373	$827,231
Eni SpA	59,772	1,418,164
EXOR SpA	2,361	91,273
Fiat SpA (b)	20,822	200,677
Fiat SpA Rights (b) (c)	20,822	0
Finmeccanica SpA (b)	10,285	99,527
Intesa Sanpaolo	273,459	825,498
Luxottica Group SpA	3,821	198,607
Mediobanca SpA (b)	14,187	121,211
Pirelli & C. SpA	5,997	82,693
Prysmian SpA	4,884	90,368
Saipem SpA (b)	6,534	138,563
Snam SpA	48,979	270,452
Telecom Italia SpA (b)	231,281	264,534
Tenaris SA	10,928	249,372
Terna - Rete Elettrica Nationale SpA	36,470	183,064
UBI Banca - Unione di Banche Italiane ScpA	20,407	170,560
UniCredit SpA	104,439	820,461
UnipolSai SpA	21,345	60,087

		7,455,885

Japan (20.88%)
ABC-Mart Inc.	600	30,634
ACOM Co. Ltd. (b)	10,800	36,124
Advantest Corp.	3,480	44,928
Aeon Co. Ltd.	14,700	146,464
Aeon Credit Service Co. Ltd.	2,800	59,919
Aeon Mall Co. Ltd.	2,800	53,489
Air Water Inc.	3,000	44,687
Aisin Seiki Co. Ltd.	4,400	158,829
Ajinomoto Co. Inc.	14,000	232,818
Alfresa Holdings Corp.	4,000	57,584
All Nippon Airways Co. Ltd.	27,000	62,763
Amada Co. Ltd.	9,000	85,805
Aozora Bank Ltd.	28,000	94,680
Asahi Glass Co. Ltd.	23,000	124,770
Asahi Group Holdings Ltd.	8,900	257,443
Asahi Kasei Corp.	31,000	252,102
ASICS Corp.	4,000	90,215
Astellas Pharma Inc.	50,600	753,615
Bandai Namco Holdings Inc.	4,100	105,478
Bank of Kyoto Ltd., The	8,000	66,478
Bank of Yokohama Ltd., The	27,000	148,468
Benesse Holdings Inc.	1,700	55,773
Bridgestone Corp.	15,500	512,662
Brother Industries Ltd.	5,600	103,489
CALBEE Inc.	1,600	52,295
Canon Inc.	26,900	875,216
Casio Computer Co. Ltd.	4,900	81,885
Central Japan Railway Co.	3,400	458,622
Chiba Bank Ltd., The	18,000	125,216
Chiyoda Corp.	4,000	44,234
Chubu Electric Power Co. Inc. (b)	14,800	169,910
Chugai Pharmaceutical Co. Ltd.	5,300	153,411
Chugoku Bank Ltd., The	4,000	58,747

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Chugoku Electric Power Company Inc., The	7,300	$93,612
Citizen Holdings Co. Ltd.	5,900	38,739
Credit Saison Co. Ltd.	3,800	73,225
Dai Nippon Printing Co. Ltd.	14,000	140,479
Daicel Chemical Industries Ltd.	7,000	75,756
Daido Steel Co. Ltd.	7,000	27,902
Daihatsu Motor Co. Ltd.	5,000	79,342
Dai-ichi Life Insurance Company Ltd.	24,500	363,940
Daiichi Sankyo Co. Ltd.	15,113	237,486
Daikin Industries Ltd.	5,400	334,979
Daito Trust Construction Co. Ltd.	1,700	201,029
Daiwa House Industry Co. Ltd.	14,000	251,509
Daiwa Securities Group Inc.	40,000	317,227
DeNA Co. Ltd.	2,500	31,784
Denso Corp.	11,400	525,953
Dentsu Inc.	4,900	186,642
Don Quijote Holdings Co. Ltd.	1,400	80,342
East Japan Railway Co.	7,800	584,241
Eisai Co. Ltd.	5,800	234,599
Electric Power Development Co. Ltd.	2,980	97,372
FamilyMart Co. Ltd.	1,500	57,246
Fanuc Corp.	4,500	813,837
Fast Retailing Co. Ltd.	1,200	402,110
Fuji Electric Co. Ltd.	13,000	62,919
Fuji Heavy Industries Ltd.	13,600	450,523
FUJIFILM Holdings Corp.	11,100	341,071
Fujitsu Ltd.	44,000	270,801
Fukuoka Financial Group Inc.	18,000	85,864
Gree Inc.	2,300	15,683
GungHo Online Entertainment Inc.	9,500	45,228
Gunma Bank Ltd.	8,000	46,116
Hachijuni Bank Ltd., The	10,000	60,097
Hakuhodo DY Holdings Inc.	5,900	59,728
Hamamatsu Photonics KK	1,700	80,775
Hankyu Hanshin Holdings Inc.	26,000	151,399
Hikari Tsushin Inc.	400	28,436
Hino Motors Ltd.	6,000	83,960
Hirose Electric Co. Ltd.	700	86,423
Hiroshima Bank Ltd., The	11,000	54,053
Hisamitsu Pharmaceutical Co. Inc.	1,500	53,868
Hitachi Chemical Co. Ltd.	2,500	44,405
Hitachi Construction Machinery Co. Ltd.	2,400	48,318
Hitachi High-Technologies Corp.	1,400	40,261
Hitachi Ltd.	113,000	863,324
Hitachi Metals Ltd.	5,000	90,123
Hokuhoku Financial Group Inc.	29,000	56,846
Hokuriku Electric Power Co.	4,100	53,861
Honda Motor Co. Ltd.	38,100	1,307,205
Hoya Corp.	10,000	335,802
Hulic Company Ltd.	5,900	62,491
Ibiden Co. Ltd.	3,000	58,477
Idemitsu Kosan Co. Ltd.	2,000	42,480
IHI Corp.	32,000	165,835
Iida Group Holdings Co. Ltd.	3,800	46,480

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
INPEX Corp.	20,700	$292,658
Isetan Mitsukoshi Holdings Ltd.	7,880	102,554
Isuzu Motors Ltd.	14,000	197,993
Itochu Corp.	35,100	428,676
Itochu Techno-Solutions Corp.	600	25,219
Iyo Bank Ltd., The	6,000	60,739
J. Front Retailing Co. Ltd.	5,700	74,569
Japan Airlines Co. Ltd.	2,538	69,446
Japan Display Inc. (b)	8,500	40,968
Japan Exchange Group Inc.	6,100	144,792
Japan Prime Realty Investment Corp.	19	68,441
Japan Real Estate Investment Corp.	28	144,013
Japan Retail Fund Investment Corp.	51	102,801
Japan Tobacco Inc.	26,100	848,131
JFE Holdings Inc.	11,800	235,722
JGC Corp.	5,000	136,608
Joyo Bank Ltd., The	16,000	78,752
JSR Corp.	4,500	78,533
JTEKT Corp.	5,100	85,484
JX Holdings Inc.	53,900	248,520
Kajima Corp.	20,000	95,734
Kakaku.com Inc.	3,100	44,032
Kamigumi Co. Ltd.	6,000	56,818
Kaneka Corp.	7,000	39,216
Kansai Electric Power Company Inc., The (b)	16,800	158,744
Kansai Paint Co. Ltd.	6,000	89,707
Kao Corp.	12,100	472,174
Kawasaki Heavy Industries Ltd.	34,000	135,933
KDDI Corp.	13,700	824,140
Keikyu Corp.	10,000	83,477
Keio Corp.	14,000	103,448
Keisei Electric Railway Co. Ltd.	7,000	70,282
Keyence Corp.	1,064	461,974
Kikkoman Corp.	3,000	63,759
Kintetsu Corp.	41,000	137,928
Kirin Holdings Co. Ltd.	19,300	256,048
Kobe Steel Ltd.	72,000	116,926
Koito Manufacturing Company Ltd.	2,000	54,407
Komatsu Ltd.	22,100	510,756
Konami Corp.	2,400	50,049
Konica Minolta Holdings Inc.	12,000	129,726
Kubota Corp.	26,000	411,668
Kuraray Co. Ltd.	7,600	89,276
Kurita Water Industries Ltd.	2,800	62,459
Kyocera Corp.	7,500	350,302
Kyowa Hakko Kirin Co. Ltd.	5,000	61,502
Kyushu Electric Power Co. Inc. (b)	10,000	107,788
Lawson Inc.	1,500	104,945
LIXIL Group Corp.	6,100	130,137
M3 Inc.	4,600	73,767
Mabuchi Motor Co. Ltd.	600	52,348
Makita Corp.	2,900	163,826
Marubeni Corp.	39,000	266,873
Marui Group Co. Ltd.	5,600	46,116
Maruichi Steel Tube Ltd.	1,100	27,012

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mazda Motor Corp.	13,000	$327,008
McDonald’s Holdings Company Ltd. (Japan)	1,600	39,566
MEDIPAL HOLDINGS CORP.	3,300	40,111
MEIJI Holdings Company Ltd.	1,419	112,215
Miraca Holdings Inc.	1,400	57,936
Mitsubishi Chemical Holdings Corp.	33,500	164,910
Mitsubishi Corp.	33,300	681,992
Mitsubishi Electric Corp.	46,000	613,235
Mitsubishi Estate Company Ltd.	30,000	676,119
Mitsubishi Gas Chemical Co. Inc.	9,000	57,382
Mitsubishi Heavy Industries Ltd.	71,000	457,087
Mitsubishi Logistics Corp.	3,000	43,103
Mitsubishi Materials Corp.	25,000	80,890
Mitsubishi Motors Corp.	14,400	174,672
Mitsubishi Tanabe Pharma Corp.	5,500	80,704
Mitsubishi UFJ Financial Group Inc.	300,160	1,691,616
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	60,666
Mitsui & Co. Ltd.	39,900	629,386
Mitsui Chemicals Inc. (b)	20,000	55,665
Mitsui Fudosan Co. Ltd.	22,000	675,145
Mitsui OSK Lines Ltd.	25,000	79,878
Mizuho Financial Group Inc.	546,400	975,429
MS&AD Insurance Group Holdings Inc.	12,200	266,108
Murata Manufacturing Co. Ltd.	4,800	545,594
Nabtesco Corp.	2,400	57,494
Nagoya Railroad Co. Ltd.	20,000	80,216
NEC Corp.	64,000	221,208
Nexon Co. Ltd.	2,800	23,091
NGK Insulators Ltd.	6,000	143,020
NGK Spark Plug Co. Ltd.	4,000	117,699
NH Foods Ltd.	4,000	84,931
NHK Spring Co. Ltd.	4,100	40,230
Nidec Corp.	4,800	324,370
Nikon Corp.	7,900	114,259
Nintendo Co. Ltd.	2,500	272,321
Nippon Building Fund Inc.	32	168,503
Nippon Electric Glass Co. Ltd.	10,000	48,614
Nippon Express Co. Ltd.	20,000	83,766
Nippon Paint Co. Ltd.	4,000	90,231
Nippon Prologis REIT Inc.	30	69,747
Nippon Steel Corp.	179,000	464,708
Nippon Telegraph & Telephone Corp.	8,800	545,726
Nippon Yusen KK	38,000	100,190
Nissan Motor Co. Ltd.	58,600	567,256
Nisshin Seifun Group Inc.	5,390	53,321
Nissin Foods Holdings Co. Ltd.	1,400	72,692
Nitori Holdings Co. Ltd.	1,600	99,128
Nitto Denko Corp.	3,700	202,598
NOK Corp.	2,500	57,392
Nomura Holdings Inc.	86,100	512,239
Nomura Real Estate Holdings Inc.	3,100	53,313
Nomura Research Institute Ltd.	2,800	90,552
NSK Ltd.	11,000	156,894
NTT Data Corp.	3,100	111,824

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NTT DoCoMo Inc.	36,000	$602,936
NTT Urban Development Corp.	2,900	30,490
Obayashi Corp.	16,000	109,498
Odakyu Electric Railway Co. Ltd.	15,000	137,171
Oji Paper Co. Ltd.	20,000	75,716
Olympus Corp. (b)	5,600	200,820
Omron Corp.	4,900	222,695
Ono Pharmaceutical Co. Ltd.	1,900	168,716
Oracle Corp. Japan	900	35,128
Oriental Land Co. Ltd.	1,200	226,772
Orix Corp.	30,600	422,447
Osaka Gas Co. Ltd.	43,000	172,666
OTSUKA Corp.	1,200	47,779
Otsuka Holdings Co. Ltd.	9,200	317,108
Panasonic Corp.	51,800	617,371
Park24 Co. Ltd.	2,000	31,915
Rakuten Inc.	18,700	215,264
Resona Holdings Inc.	51,100	288,275
Ricoh Co. Ltd.	16,700	179,413
RINNAI Corp.	800	66,374
Rohm Co. Ltd.	2,200	138,523
Sankyo Co. Ltd.	1,000	35,838
Sanrio Co. Ltd.	1,100	31,886
Santen Pharmaceutical Co. Ltd.	1,800	100,802
SBI Holdings Inc.	4,345	48,701
Secom Co. Ltd.	4,900	291,915
Sega Sammy Holdings Inc.	4,068	65,499
Seibu Holdings Inc.	2,500	49,923
Seiko Epson Corp.	3,200	154,185
Sekisui Chemical Co. Ltd.	10,000	114,929
Sekisui House Ltd.	13,000	153,215
Seven & I Holdings Co. Ltd.	17,940	695,828
Seven Bank Ltd.	16,000	65,206
Sharp Corp. (b)	37,000	105,256
Shikoku Electric Power Co. Inc. (b)	4,700	60,304
Shimadzu Corp.	6,000	51,980
Shimamura Co. Ltd.	500	45,966
Shimano Inc.	1,900	231,122
Shimizu Corp.	14,000	110,475
Shin-Etsu Chemical Co. Ltd.	9,800	642,088
Shinsei Bank Ltd.	39,000	83,709
Shionogi & Co. Ltd.	6,700	153,769
Shiseido Co. Ltd.	8,600	141,861
Shizuoka Bank Ltd., The	13,000	133,853
Showa Shell Sekiyu KK	4,300	41,024
SMC Corp.	1,300	358,463
Softbank Corp.	22,700	1,585,569
Sompo Japan Nipponkoa Holdings Inc.	7,900	191,643
Sony Corp.	24,700	443,297
Sony Financial Holdings Inc.	4,200	67,934
Stanley Electric Co. Ltd.	3,500	75,772
Sumitomo Chemical Co. Ltd.	36,000	128,581
Sumitomo Corp.	25,900	285,861
Sumitomo Dainippon Pharma Co. Ltd.	3,700	47,203
Sumitomo Electric Industries Ltd.	17,400	257,586

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Heavy Industries Ltd.	14,000	$78,853
Sumitomo Metal Mining Co. Ltd.	12,000	168,885
Sumitomo Mitsui Financial Group Inc.	30,100	1,226,408
Sumitomo Mitsui Trust Holdings Inc.	79,000	328,913
Sumitomo Realty & Development Co. Ltd.	8,000	285,020
Sumitomo Rubber Industries Ltd.	4,300	61,168
Suntory Beverage & Food Ltd.	3,300	116,859
Suruga Bank Ltd.	4,000	79,808
Suzuken Co. Ltd.	1,640	47,245
Suzuki Motor Corp.	8,800	291,854
Sysmex Corp.	3,300	132,888
T&D Holdings Inc.	14,000	179,898
TAIHEIYO CEMENT CORP.	26,000	98,062
Taisei Corp.	24,000	135,401
Taisho Pharmaceutical Holdings Co. Ltd.	800	54,758
Taiyo Nippon Sanso Corp.	5,000	44,141
Takashimaya Co. Ltd.	6,000	50,187
Takeda Pharmaceutical Company Ltd.	18,600	808,586
TDK Corp.	2,700	151,039
Teijin Ltd.	23,000	55,574
Terumo Corp.	7,400	177,536
THK Co. Ltd.	2,900	72,265
Tobu Railway Co. Ltd.	25,000	125,704
Toho Co. Ltd.	2,700	61,002
Toho Gas Co. Ltd.	10,000	56,308
Tohoku Electric Power Co. Inc.	10,800	122,746
Tokio Marine Holdings Inc.	16,400	508,852
Tokyo Electric Power Company Inc. (b)	33,600	117,644
Tokyo Electron Ltd.	4,000	260,701
Tokyo Gas Co. Ltd.	56,000	314,671
Tokyo Tatemono Co. Ltd.	10,000	81,029
Tokyu Corp.	26,000	170,400
Tokyu Fudosan Holdings Corp.	11,900	81,702
TonenGeneral Sekiyu KK	7,000	61,230
Toppan Printing Co. Ltd.	12,000	86,239
Toray Industries Inc.	35,000	231,384
Toshiba Corp.	94,000	436,365
Toto Ltd.	6,000	66,010
Toyo Seikan Kaisha Ltd.	3,800	47,109
Toyo Suisan Kaisha Ltd.	2,000	66,411
Toyoda Gosei Co. Ltd.	1,600	31,235
Toyota Industries Corp.	3,700	178,997
Toyota Motor Corp.	65,000	3,824,544
Toyota Tsusho Corp.	4,800	116,923
Trend Micro Inc.	2,300	77,932
Unicharm Corp.	8,700	198,285
United Urban Investment Corp.	56	85,951
USS Co. Ltd.	5,200	79,549
West Japan Railway Co.	3,800	170,061
Yahoo Japan Corp.	34,800	132,273
Yakult Honsha Co. Ltd.	2,000	105,044
Yamada Denki Co. Ltd.	21,500	62,755
Yamaguchi Financial Group Inc.	5,000	47,294

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Yamaha Corp.	4,200	$54,911
Yamaha Motor Co. Ltd.	6,000	117,569
Yamato Holdings Co. Ltd.	8,500	158,279
Yamato Kogyo Co. Ltd.	900	30,041
Yamazaki Baking Co. Ltd.	2,000	25,741
Yaskawa Electric Corp.	5,000	67,949
Yokogawa Electric Corp.	4,800	63,112
Yokohama Rubber Company Ltd., The	5,000	43,326

		63,593,768

Netherlands (3.01%)
Aegon NV	42,548	350,350
Akzo Nobel NV	5,563	380,627
Altice SA (b)	2,010	106,629
ArcelorMittal	23,318	319,041
ASML Holding NV	8,432	835,178
Corio NV	1,601	78,470
Delta Lloyd NV	4,891	117,850
Fugro NV CVA	1,701	51,359
Gemalto NV	1,938	177,946
Heineken Holding NV	2,373	156,676
Heineken NV	5,353	399,784
ING Groep NV CVA (b)	90,658	1,288,632
Koninklijke Ahold NV	22,196	359,035
Koninklijke Boskalis Westminster NV CVA	1,834	103,143
Koninklijke DSM NV	4,142	255,390
Koninklijke KPN NV (b)	75,851	242,846
Koninklijke Philips NV	22,987	730,982
Koninklijke Vopak NV	1,674	90,202
OCI NV (b)	2,177	67,154
Randstad Holding NV	2,933	136,265
Reed Elsevier NV	16,529	374,983
TNT Express NV	9,838	62,063
Unibail-Rodamco SE (Amsterdam)	2,286	587,862
Unilever NV CVA	38,430	1,525,100
Wolters Kluwer - CVA	7,321	195,232
Ziggo NV	3,596	168,405

		9,161,204

New Zealand (0.12%)
Auckland International Airport Ltd.	20,331	61,081
Contact Energy Ltd.	9,092	42,446
Fletcher Building Ltd.	16,252	111,395
Ryman Healthcare Ltd.	7,561	46,074
Spark New Zealand Ltd.	39,201	90,848
Xero Ltd. (b)	1,505	25,294

		377,138

Norway (0.84%)
Aker Solutions ASA (b)	3,887	38,721
DnB NOR ASA	23,170	433,605
Gjensidige Forsikring ASA	5,047	106,713
Norsk Hydro ASA	30,366	169,770
Orkla ASA	19,192	173,475

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Seadrill Ltd.	8,597	$229,698
Statoil ASA	26,580	723,661
Subsea 7 SA	6,623	94,646
Telenor ASA	17,872	392,245
Yara International ASA	4,183	210,083

		2,572,617

Portugal (0.19%)
Banco Comercial Portugues SA Rights (b)	831,357	108,555
Energias de Portugal SA	54,555	237,895
Galp Energia SGPS SA B Shares	9,078	147,538
Jeronimo Martins SGPS SA	6,268	68,974

		562,962

Singapore (1.49%)
Ascendas Real Estate Investment Trust	47,000	82,906
CapitaCommercial Trust	43,000	53,731
Capitaland Ltd.	62,692	157,059
Capitamall Trust	58,000	86,801
City Developments Ltd.	10,031	75,564
Comfortdelgro Corp. Ltd.	47,000	88,286
DBS Group Holdings Ltd.	40,667	586,521
Genting Singapore PLC	150,400	134,323
Global Logistic Properties Ltd.	75,000	159,196
Golden Agri-Resources Ltd.	166,702	67,351
Hutchison Port Holdings Trust	130,000	90,930
Jardine Cycle & Carriage Ltd.	2,015	67,718
Keppel Corp. Ltd.	33,202	273,098
Keppel Land Ltd.	18,000	49,351
Noble Group Ltd.	108,654	110,464
Olam International Ltd.	9,000	16,531
Oversea-Chinese Banking Corporation Ltd.	68,625	523,492
Sembcorp Industries Ltd.	21,200	86,024
Sembcorp Marine Ltd.	21,200	62,079
Singapore Airlines Ltd.	13,000	100,042
Singapore Exchange Ltd.	19,000	107,573
Singapore Press Holdings Ltd.	36,030	118,574
Singapore Technologies Engineering Ltd.	36,381	103,968
Singapore Telecommunications Ltd.	189,150	563,044
StarHub Ltd.	15,000	48,414
United Overseas Bank Ltd.	30,399	532,916
UOL Group Ltd.	10,797	55,887
Wilmar International Ltd.	44,000	106,427
Yangzijiang Shipbuilding Holdings Ltd.	48,000	44,353

		4,552,623

Spain (3.59%)
Abertis Infraestructuras SA	9,527	187,870
ACS Actividades de Construccion y Servicios SA	4,085	156,576
Amadeus IT Holding SA A Shares	8,775	327,582

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Banco Bilbao Vizcaya Argentaria SA	138,757	$1,670,005
Banco Bilbao Vizcaya Argentaria SA Rights (b)	138,757	13,845
Banco de Sabadell SA	80,815	238,621
Banco Popular Espanol SA	41,321	252,029
Banco Popular Espanol SA Rights (b)	41,321	574
Banco Santander SA	282,877	2,708,158
Bankia SA (b)	108,509	201,868
CaixaBank SA	40,545	246,534
CaixaBank SA Interim Shares (b) (c)	445	2,713
Distribuidora Internacional de Alimentacion SA	14,395	103,158
Enagas SA	4,514	145,166
Ferrovial SA	9,243	178,820
Gas Natural SDG SA	8,549	251,483
Grifols SA	3,546	144,910
Iberdrola SA	121,233	866,561
Industria de Diseno Textil SA	25,450	702,514
International Consolidated Airlines Group SA (b)	23,356	138,905
Mapfre SA	19,891	70,302
Red Electrica Corporacion SA	2,447	211,806
Repsol SA	23,884	566,626
Telefonica SA	96,561	1,491,307
Zardoya Otis SA	3,785	46,912

		10,924,845

Sweden (3.03%)
Alfa Laval AB	7,335	156,277
Assa Abloy AB Class B	7,797	400,669
Atlas Copco AB Class A	15,710	448,264
Atlas Copco AB Class B	9,356	241,794
Boliden AB	5,869	94,763
Electrolux AB Series B	5,897	155,328
Elekta AB B Shares	9,032	88,778
Getinge AB B Shares	4,571	114,766
Hennes & Mauritz AB (H&M) B Shares	22,411	926,694
Hexagon AB B Shares	5,817	183,936
Husqvarna AB B Shares	10,537	74,290
Industrivarden AB C Shares	2,968	51,669
Investment AB Kinnevik B Shares	5,361	193,320
Investor AB B Shares	10,602	373,293
Lundin Petroleum AB (b)	5,481	92,653
Millicom International Cellular SA SDR	1,498	119,982
Nordea Bank AB	71,526	927,221
Sandvik AB	25,693	288,566
Securitas AB Class B	7,894	87,435
Skandinaviska Enskilda Banken AB Class A	35,512	472,474
Skanska AB Class B	9,310	192,002
SKF AB B Shares	9,423	196,171
Svenska Cellulosa AB Class B	14,105	335,150
Svenska Handelsbanken AB A Shares	11,675	546,758
Swedbank AB - A Shares	21,257	533,030
Swedish Match AB	4,943	159,914
Tele2 AB B Shares	8,000	96,292

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Telefonaktiebolaget LM Ericsson B Shares	71,627	$903,135
TeliaSonera AB	55,429	382,247
Volvo AB B Shares	35,646	385,650

		9,222,521

Switzerland (9.13%)
ABB Ltd. Reg.	51,749	1,157,604
Actelion Ltd. Reg.	2,458	287,896
Adecco SA Reg.	4,014	271,350
Aryzta AG	2,151	185,348
Baloise Holding AG Reg.	1,180	150,841
Barry Callebaut AG Reg.	52	57,735
Chocoladefabriken Lindt & Sprungli AG Reg.	2	118,538
Chocoladefabriken Lindt & Sprungli AG	22	109,775
Compagnie Financiere Richemont SA Reg.	12,219	998,795
Credit Suisse Group AG Reg.	35,520	982,684
Ems-Chemie Holding AG Reg	173	71,587
Geberit AG Reg.	886	285,569
Givaudan SA Reg.	215	342,710
Holcim Ltd. Reg.	5,340	388,494
Julius Baer Group Ltd.	5,450	243,545
Kuehne & Nagel International AG Reg.	1,281	161,410
Lonza Group AG Reg.	1,300	156,644
Nestle SA Reg.	76,051	5,589,062
Novartis AG Reg.	54,070	5,091,683
Pargesa Holding SA	681	54,127
Partners Group Holding AG	391	102,768
Roche Holding AG	16,524	4,879,586
Schindler Holding AG	1,047	141,821
Schindler Holding AG Reg.	543	72,401
SGS SA Reg	128	264,826
Sika AG	51	176,341
Sonova Holding AG Reg.	1,266	201,714
Sulzer AG Reg.	564	69,162
Swatch Group AG Reg., The	1,093	95,487
Swatch Group AG, The	720	341,206
Swiss Life Holding AG Reg.	777	185,154
Swiss Prime Site AG Reg.	1,325	98,309
Swiss Re AG	8,336	663,398
Swisscom AG	544	308,357
Syngenta AG Reg.	2,166	685,855
Transocean Ltd.	8,641	277,930
UBS AG Reg.	86,087	1,496,435
Zurich Insurance Group AG	3,534	1,051,728

		27,817,875

United Kingdom (21.17%)
3i Group PLC	21,674	134,234
Aberdeen Asset Management PLC	21,593	139,307
Admiral Group PLC	4,312	89,425
Aggreko PLC	6,244	156,279

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
AMEC PLC	6,691	$119,395
Anglo American PLC	33,176	739,884
Antofagasta PLC	9,805	114,093
ARM Holdings PLC	33,306	485,242
ASOS PLC (b)	1,234	44,847
Associated British Foods PLC	8,228	356,675
AstraZeneca PLC	29,699	2,128,314
Aviva PLC	69,026	583,965
Babcock International Group PLC	11,533	203,509
BAE Systems PLC	75,319	573,304
Barclays PLC	385,555	1,418,140
BG Group PLC	80,404	1,484,325
BHP Billiton PLC	49,995	1,382,892
BP PLC	435,537	3,186,099
British American Tobacco PLC	44,250	2,493,513
British Land Company PLC	22,701	257,960
British Sky Broadcasting Group PLC	24,148	344,426
BT Group PLC	186,523	1,144,133
Bunzl PLC	7,962	207,167
Burberry Group PLC	10,307	251,410
Capita PLC	15,708	295,710
Carnival PLC	4,528	180,305
Centrica PLC	119,337	594,769
Cobham PLC	26,798	126,160
Coca-Cola HBC AG CDI	4,506	97,244
Compass Group PLC	39,691	640,184
Croda International PLC	3,321	110,129
Diageo PLC	59,226	1,708,204
Direct Line Insurance Group PLC	35,307	168,040
Dixons Carphone PLC	23,089	136,895
easyJet PLC	3,869	89,033
Experian PLC	23,418	372,122
Fresnillo PLC	4,520	55,437
Friends Life Group Ltd.	34,700	172,806
G4S PLC	35,279	143,054
GKN PLC	38,488	198,197
GlaxoSmithKline PLC	114,588	2,617,664
Glencore PLC	250,454	1,387,099
Hammerson PLC	17,233	159,982
Hargreaves Lansdown PLC	5,175	78,979
HSBC Holdings PLC	447,968	4,551,931
ICAP PLC	13,524	84,577
IMI PLC	6,391	127,091
Imperial Tobacco Group PLC	22,704	977,542
Inmarsat PLC	10,040	113,882
InterContinental Hotels Group PLC	5,792	223,347
Intertek Group PLC	3,712	157,313
Intu Properties PLC	22,318	116,272
Investec PLC	12,634	106,082
ITV PLC	90,025	302,274
J Sainsbury PLC	27,963	113,709
Johnson Matthey PLC	4,699	221,590
Kingfisher PLC	55,539	290,462
Land Securities Group PLC	18,231	306,103
Legal & General Group PLC	139,836	517,438
Lloyds Banking Group PLC (b)	1,346,344	1,674,943

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
London Stock Exchange Group PLC	5,293	$159,729
Marks & Spencer Group PLC	37,478	245,050
Meggitt PLC	19,490	142,161
Melrose Industries PLC	25,024	100,162
National Grid PLC	88,229	1,268,283
Next PLC	3,644	390,036
Old Mutual PLC	115,447	338,636
Pearson PLC	19,318	387,969
Persimmon PLC	7,338	157,896
Petrofac Ltd.	6,369	106,719
Prudential PLC	60,563	1,346,397
Randgold Resources Ltd.	2,133	144,600
Reckitt Benckiser Group PLC	15,322	1,324,704
Reed Elsevier PLC (London)	27,466	439,099
Rexam PLC	16,065	127,707
Rio Tinto PLC	29,946	1,467,349
Rolls-Royce Holdings PLC	44,355	690,325
Royal Bank of Scotland Group PLC (b)	58,483	348,421
Royal Dutch Shell PLC Class A	92,312	3,528,203
Royal Dutch Shell PLC Class B	57,671	2,279,964
Royal Mail PLC	14,799	93,757
RSA Insurance Group PLC (b)	23,915	187,499
SABMiller PLC	22,721	1,259,149
Sage Group PLC, The	26,038	153,799
Schroders PLC	2,925	112,937
SEGRO PLC	17,831	104,654
Severn Trent PLC	5,419	164,642
Shire PLC	13,801	1,190,772
Smith & Nephew PLC	20,919	351,892
Smiths Group PLC	9,113	186,261
Sports Direct International (b)	6,351	63,460
SSE PLC	22,788	570,619
Standard Chartered PLC	57,641	1,063,180
Standard Life PLC	55,102	368,694
Tate & Lyle PLC	11,504	109,654
Tesco PLC	192,383	574,698
Travis Perkins PLC	5,932	159,378
Tui Travel PLC	11,824	74,418
Tullow Oil PLC	21,305	222,128
Unilever PLC	30,402	1,272,564
United Utilities Group PLC	15,647	204,394
Vodafone Group PLC	623,473	2,054,482
Weir Group PLC, The	4,892	197,565
Whitbread PLC	4,175	280,543
William Hill PLC	20,900	124,898
William Morrison Supermarkets PLC	49,550	134,825

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Wolseley PLC	6,242	$326,949
WPP PLC	31,371	628,471

		64,484,799

Total Common Stocks
(cost $256,323,161)		300,743,451

Preferred Stocks (a) (0.60%)
Germany (0.54%)
Bayerische Moteren Werke (BMW) AG	1,238	100,412
Fuchs Petrolub SE	1,734	65,550
Henkel AG & Co. KGaA	4,174	415,531
Porsche Automobil Holding SE	3,588	286,224
Volkswagen AG	3,822	789,274

		1,656,991

Italy (0.06%)
Intesa Sanpaolo RSP	21,892	58,355
Telecom Italia RNC SpA	135,587	119,848

		178,203

Total Preferred Stocks
(cost $1,100,402)		1,835,194

Short-term Investments (0.05%)
State Street Institutional U.S. Government Money Market Fund	156,908	156,908

Total Short-term Investments
(cost $156,908)		156,908

TOTAL INVESTMENTS (99.38%)
(cost $257,580,471)		302,735,553
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.62%)		1,885,409

NET ASSETS (100.00%)		$304,620,962

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	At September 30, 2014, cash in the amount of $193,962 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$91,990,154	30.39
British Pound	64,484,799	21.30
Japanese Yen	63,593,768	21.01
Swiss Franc	27,817,875	9.19
Australian Dollar	22,774,616	7.52
Swedish Krona	9,222,521	3.05
Hong Kong Dollar	8,830,608	2.92
Danish Krone	4,704,087	1.55
Singapore Dollar	4,461,693	1.47
Norwegian Krone	2,572,617	0.85
Israeli Shekel	1,657,839	0.55
New Zealand Dollar	377,138	0.12
United States Dollar	247,838	0.08

Total Investments	$302,735,553	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$77,722,993	25.52
Industrials	37,808,787	12.41
Consumer Discretionary	35,129,310	11.53
Health Care	33,985,549	11.16
Consumer Staples	33,058,553	10.85
Materials	23,234,154	7.63
Energy	20,816,157	6.83
Telecommunication Services	14,919,608	4.90
Information Technology	14,132,773	4.64
Utilities	11,770,761	3.86

Total Stocks	302,578,645	99.33
Short-term Investments	156,908	0.05
Cash and Other Assets, Net of Liabilities	1,885,409	0.62

Net Assets	$304,620,962	100.00%

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	2	December 2014	$240,138	$231,144	$(8,994)
Euro Stoxx 50 Index	17	December 2014	688,423	692,147	3,724
FTSE 100 Index	5	December 2014	545,736	535,426	(10,310)
Nikkei 225 Index	6	December 2014	430,094	440,859	10,765

Total					$(4,815)

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Shares	Value
Registered Investment Companies (99.72%)
State Farm Variable Product Trust Bond Fund (a)	3,444,491	$36,029,377
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,945,457	56,847,324

Total Registered Investment Companies
(cost $70,272,865)		92,876,701

TOTAL INVESTMENTS (99.72%)
(cost $70,272,865)		92,876,701

CASH AND OTHER ASSETS, NET OF LIABILITIES (0.28%)		260,038

NET ASSETS (100.00%)		$93,136,739

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (71.39%)
Aerospace/Defense (0.88%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,483,168

Agriculture, Foods, & Beverage (6.83%)
Coca-Cola Co., The
1.800%, 09/01/2016	500,000	509,868
Hershey Co.
5.450%, 09/01/2016	500,000	542,515
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,104,706
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,240,616
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,112,878
Mondelez International Inc.
2.250%, 02/01/2019	500,000	496,359
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,073,175
Kellogg Co.
3.125%, 05/17/2022	1,000,000	999,790
Sysco Corp.
2.600%, 06/12/2022	1,000,000	958,838
Kellogg Co.
2.750%, 03/01/2023	1,000,000	961,458
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	965,035
Mondelez International Inc.
4.000%, 02/01/2024	500,000	512,334

		11,477,572

Automotive (1.20%)
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,000,000	1,002,116
2.750%, 05/17/2021	1,000,000	1,009,036

		2,011,152

Banks (3.39%)
US Bank NA
4.950%, 10/30/2014	500,000	501,740
Fifth Third Bank
4.750%, 02/01/2015	500,000	507,246
Wachovia Bank NA
5.600%, 03/15/2016	500,000	534,742
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	538,746
Bank of America NA
6.000%, 06/15/2016	500,000	538,896
Wachovia Corp.
5.750%, 06/15/2017	500,000	556,943
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	999,916
Wells Fargo & Co.
3.000%, 01/22/2021	500,000	504,834
US Bancorp
3.700%, 01/30/2024	500,000	515,493

	Principal
	amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp.
3.400%, 05/15/2024	$500,000	$503,737

		5,702,293

Building Materials & Construction (0.65%)
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,093,788

Chemicals (4.52%)
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,084,490
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	559,242
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	572,943
Praxair Inc.
2.450%, 02/15/2022	1,000,000	970,471
PPG Industries Inc.
2.700%, 08/15/2022	500,000	484,156
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	964,379
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	968,831
Praxair Inc.
2.700%, 02/21/2023	500,000	487,030
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	484,344
Potash Corporation of
Saskatchewan Inc.
3.625%, 03/15/2024	1,000,000	1,018,221

		7,594,107

Commercial Service/Supply (1.26%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,100,833
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	1,019,318

		2,120,151

Computer Software & Services (0.30%)
Texas Instruments Inc.
2.750%, 03/12/2021	500,000	503,266

Computers (0.67%)
International Business
Machines Corp.
5.700%, 09/14/2017	1,000,000	1,120,518

Consumer & Marketing (2.23%)
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,106,770
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	564,911
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,099,318

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Procter & Gamble Co., The
2.300%, 02/06/2022	$1,000,000	$978,883

		3,749,882

Electronic/Electrical Manufacturing (0.90%)
Emerson Electric Co.
5.125%, 12/01/2016	500,000	544,876
2.625%, 02/15/2023	1,000,000	962,861

		1,507,737

Financial Services (3.45%)
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	509,807
5.375%, 10/20/2016	500,000	544,538
5.400%, 02/15/2017	500,000	547,570
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,147,347
JPMorgan Chase & Co.
4.350%, 08/15/2021	1,000,000	1,068,907
General Electric Capital Corp.
3.100%, 01/09/2023	1,000,000	989,688
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	488,090
3.625%, 05/13/2024	500,000	496,664

		5,792,611

Health Care (9.59%)
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	509,218
Baxter International Inc.
5.900%, 09/01/2016	500,000	546,839
Eli Lilly and Co.
5.200%, 03/15/2017	1,000,000	1,097,205
Wyeth
5.450%, 04/01/2017	500,000	553,498
Amgen Inc.
5.850%, 06/01/2017	500,000	556,954
Johnson & Johnson
5.550%, 08/15/2017	500,000	562,100
AstraZeneca PLC
5.900%, 09/15/2017	500,000	562,881
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	566,786
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,132,026
Pfizer Inc.
2.100%, 05/15/2019	500,000	498,293
Amgen Inc.
2.200%, 05/22/2019	500,000	494,700
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,077,205
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,073,957

	Principal
	amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	$1,000,000	$962,792
Medtronic Inc.
2.750%, 04/01/2023	1,000,000	959,704
Baxter International Inc.
3.200%, 06/15/2023	2,000,000	1,973,324
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	991,811
Novartis Capital Corp.
3.400%, 05/06/2024	1,000,000	1,015,742
Pfizer Inc.
3.400%, 05/15/2024	500,000	499,264
Amgen Inc.
3.625%, 05/22/2024	500,000	495,456

		16,129,755

Machinery & Manufacturing (5.84%)
Caterpillar Inc.
5.700%, 08/15/2016	500,000	545,802
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,083,766
Honeywell International Inc.
5.300%, 03/15/2017	500,000	550,042
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	552,002
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,111,498
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	562,501
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	500,000	500,774
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	502,547
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	991,506
Deere & Co.
2.600%, 06/08/2022	1,000,000	970,857
Covidien International
3.200%, 06/15/2022	1,000,000	1,011,721
3M Co.
2.000%, 06/26/2022	500,000	476,465
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	962,334

		9,821,815

Media & Broadcasting (2.13%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,092,882
Time Warner Inc.
2.100%, 06/01/2019	500,000	491,416
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,005,976

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Time Warner Inc.
3.550%, 06/01/2024	$500,000	$492,825
Thomson Reuters Corp.
3.850%, 09/29/2024	500,000	496,194

		3,579,293

Mining & Metals (2.20%)
Alcan Inc.
5.000%, 06/01/2015	500,000	514,587
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,072,963
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	549,996
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	578,842
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	500,000	507,304
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	480,986

		3,704,678

Oil & Gas (3.81%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	549,048
Apache Corp.
5.625%, 01/15/2017	500,000	547,253
Shell International Finance
5.200%, 03/22/2017	500,000	549,412
Canadian National Resources
5.700%, 05/15/2017	500,000	552,811
Weatherford International Inc.
6.350%, 06/15/2017	500,000	560,673
EOG Resources Inc.
5.875%, 09/15/2017	500,000	561,638
Husky Energy Inc.
6.200%, 09/15/2017	500,000	562,099
ConocoPhillips
5.200%, 05/15/2018	500,000	559,920
Apache Corp.
3.250%, 04/15/2022	1,000,000	1,002,095
Shell International Finance
2.375%, 08/21/2022	500,000	481,688
EOG Resources Inc.
2.625%, 03/15/2023	500,000	477,145

		6,403,782

Retailers (6.20%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,045,180
Target Corp.
5.875%, 07/15/2016	1,000,000	1,090,658
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	544,597
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,100,113

	Principal
	amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Wal-Mart Stores Inc.
5.375%, 04/05/2017	$1,000,000	$1,105,789
Target Corp.
5.375%, 05/01/2017	500,000	552,548
CVS Caremark Corp.
5.750%, 06/01/2017	309,000	343,351
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	567,884
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,003,624
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,112,436
TJX Companies Inc., The
2.750%, 06/15/2021	500,000	498,408
Walgreen Co.
3.100%, 09/15/2022	500,000	483,759
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	967,576

		10,415,923

Telecom & Telecom Equipment (1.82%)
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,082,797
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	942,377
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,032,548

		3,057,722

Transportation (1.48%)
Burlington North Santa Fe
3.000%, 03/15/2023	1,500,000	1,462,944
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,034,126

		2,497,070

Utilities & Energy (12.04%)
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,054,945
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,082,279
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	545,869
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	548,270
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,091,814
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,112,784
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,097,074
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	565,954
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,110,748

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2014

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Union Electric Co.
6.400%, 06/15/2017	$500,000	$560,926
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	563,873
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	565,544
Florida Power Corp.
5.800%, 09/15/2017	500,000	563,050
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	565,148
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	560,472
Florida Power Corp.
5.650%, 06/15/2018	500,000	567,836
Pacificorp
5.650%, 07/15/2018	500,000	568,766
Appalachian Power Co.
4.600%, 03/30/2021	500,000	552,216
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,077,634
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	492,766
Northern States Power Co.
2.150%, 08/15/2022	500,000	473,520
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	949,004
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	995,750
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	996,855
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	959,467
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,016,192

		20,238,756

Total Corporate Bonds
(cost $114,609,255)		120,005,039

U.S. Treasury Obligations (26.15%)
U.S. Treasury Notes
4.250%, 08/15/2015	10,000,000	10,360,160
3.250%, 03/31/2017	8,000,000	8,470,000
3.500%, 02/15/2018	10,000,000	10,725,780
2.750%, 02/15/2019	7,500,000	7,849,215
3.625%, 02/15/2020	6,000,000	6,540,468

Total U.S. Treasury Obligations
(cost $42,409,925)		43,945,623

	Shares	Value
Short-term Investments (1.75%)
JPMorgan U.S. Government Money Market Fund	2,947,920	$2,947,920

Total Short-term Investments
(cost $ 2,947,920)		2,947,920

TOTAL INVESTMENTS (99.29%)
(cost $ 159,967,100)		166,898,582
OTHER ASSETS, NET OF LIABILITIES (0.71%)		1,189,212

NET ASSETS (100.00%)		$168,087,794

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

	Principal
	amount	Value
Short-term Investments (100.00%)
Agriculture, Foods, & Beverage (9.82%)
Coca-Cola Co. (a)
0.100%, 10/14/2014	$1,758,000	$1,757,937
PepsiCo Inc. (a)
0.050%, 10/30/2014	1,650,000	1,649,934

		3,407,871

Automotive (8.96%)
American Honda Finance Corp.
0.100%, 12/09/2014	1,370,000	1,369,736
PACCAR Financial Corp.
0.070%, 10/22/2014	1,740,000	1,739,929

		3,109,665

Computer Software & Services (3.74%)
Microsoft Corp. (a)
0.070%, 11/05/2014	1,300,000	1,299,912

Consumer & Marketing (5.06%)
Procter & Gamble Co., The (a)
0.090%, 10/06/2014	1,757,000	1,756,978

Financial Services (10.40%)
General Electric Capital Corp.
0.120%, 12/03/2014	1,840,000	1,839,614
Wells Fargo & Co.
0.140%, 12/17/2014	1,770,000	1,769,470

		3,609,084

Government Agency Securities (b) (32.27%)
Federal Home Loan Bank
0.070%, 10/08/2014	2,000,000	1,999,973
0.086%, 10/17/2014	1,500,000	1,499,943
0.062%, 10/24/2014	5,800,000	5,799,770
0.075%, 10/29/2014	1,900,000	1,899,889

		11,199,575

Health Care (5.05%)
Roche Holdings Inc. (a)
0.100%, 11/05/2014	1,754,000	1,753,829

Machinery & Manufacturing (5.05%)
Caterpillar Finance Service Corp.
0.100%, 12/02/2014	1,753,000	1,752,698

Oil & Gas (5.26%)
Chevron Corp. (a)
0.080%, 10/31/2014	1,826,000	1,825,878

	Shares	Value
Registered Investment Companies (2.87%)
JPMorgan U.S. Government Money Market Fund	995,216	$995,216

	Principal
	amount	Value
Short-term Investments (Cont.)
U.S. Government Obligations (11.52%)
U.S. Treasury Bill
0.020%, 10/23/2014	$1,500,000	$1,499,982
0.016%, 12/18/2014	1,500,000	1,499,950
0.007%, 12/26/2014	1,000,000	999,983

		3,999,915

Total Short-term Investments
(cost $ 34,710,621)		34,710,621

TOTAL INVESTMENTS (100.00%)
(cost $ 34,710,621)		34,710,621
OTHER ASSETS, NET OF LIABILITIES (0.00%)		72

NET ASSETS (100.00%)		$34,710,693

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	51

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2014. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent events”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2014:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$58,197,738	$—	$—	$58,197,738
Short-term Investments	1,168,543	—	—	1,168,543
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	59,906,756	—	—	59,906,756
Short-term Investments	757,913	—	—	757,913
International Equity Fund					—	(2,541)	—	(2,541)
Common Stocks (a)	—	43,558,710	—	43,558,710
Preferred Stocks (a)	—	591,612	—	591,612
Short-term Investments	1,434,635	—	—	1,434,635
Large Cap Index Fund					(38,594)	—	—	(38,594)
Common Stocks (a)	611,923,741	—	—	611,923,741
Short-term Investments	5,733,912	—	—	5,733,912
Small Cap Index Fund					(214,856)	—	—	(214,856)
Common Stocks (a)	277,607,387	12,154	18,475	277,638,016
Short-term Investments	5,209,626	—	—	5,209,626
International Index Fund					(4,815)	—	—	(4,815)
Common Stocks (a)	—	300,743,451	0	300,743,451
Preferred Stocks (a)	—	1,835,194	—	1,835,194
Short-term Investments	156,908	—	—	156,908
Balanced Fund					—	—	—	—
Registered Investment Companies	92,876,701	—	—	92,876,701
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	120,005,039	—	120,005,039
U.S. Treasury Obligations	—	43,945,623	—	43,945,623
Short-term Investments	2,947,920	—	—	2,947,920
Money Market Fund					—	—	—	—
Short-term Investments	995,216	33,715,405	—	34,710,621

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2013, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were valued at last traded price, because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On September 30, 2014, substantially all of the common stocks and preferred stocks in these Funds were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on September 30, 2014 at $43,900,858 were transferred from Level 1 to Level 2 in the International Equity Fund and $302,578,645 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2014 as compared to December 31, 2013.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2013	$4,665
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,499)
Purchases	—
Issuances	18,475
Sales	—
Transfers in (a)	—
Transfers out (a)	(1,166)

Balance as of September 30, 2014	$18,475

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2013 or for the period ended September 30, 2014. The remaining Funds (other than the Small Cap Index Fund, as noted above) did not hold any Level 3 securities as of December 31, 2013, or for the period ended September 30, 2014.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

5.	Income Taxes

As of September 30, 2014, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$48,476,551	$11,726,118	$(836,388)	$10,889,730
Small/Mid Cap Equity Fund	55,910,244	7,460,111	(2,705,686)	4,754,425
International Equity Fund	40,835,066	6,773,521	(2,023,630)	4,749,891
Large Cap Index Fund	440,291,938	237,805,245	(60,439,530)	177,365,715
Small Cap Index Fund	232,777,078	83,780,105	(33,709,541)	50,070,564
International Index Fund	259,860,193	97,600,583	(54,725,223)	42,875,360
Balanced Fund	70,272,865	22,603,836	—	22,603,836
Bond Fund	159,967,100	7,773,676	(842,194)	6,931,482
Money Market Fund	34,710,621	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. The Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     November 24, 2014

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     November 24, 2014